UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-214
SENTINEL GROUP FUNDS, INC.
National Life Drive, Montpelier, Vermont 05604
Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604
Registrant's telephone number, including area code:
(802) 229-3113
Date of fiscal year end: November 30, 2010
Date of reporting period: December 1, 2009 to May 31, 2010

Semi-Annual Report

Sentinel International Equity Fund

Sentinel Georgia Municipal Bond Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund

May 31, 2010

Sentinel Investments®

Table of Contents

4 Message to Shareholders
6 Understanding your Financial Statements
7 Sentinel Balanced Fund
10 Sentinel Capital Growth Fund
12 Sentinel Common Stock Fund
14 Sentinel Conservative Allocation Fund
17 Sentinel Georgia Municipal Bond Fund
18 Sentinel Government Securities Fund
20 Sentinel Growth Leaders Fund
21 Sentinel International Equity Fund
23 Sentinel Mid Cap Fund
25 Sentinel Mid Cap Value Fund
27 Sentinel Short Maturity Government Fund
31 Sentinel Small Company Fund
33 Sentinel Sustainable Core Opportunities Fund
35 Sentinel Sustainable Growth Opportunities Fund
38 Statement of Assets and Liabilities
42 Statement of Operations
46 Statement of Changes in Net Assets
52 Financial Highlights
65 Notes to Financial Statements
77 Actual and Hypothetical Expenses for Comparison Purposes
78 Expenses
80 Directors & Officers

A Better Time…

The last couple of months have tested optimists. There’s enough bad news, from BP,
Eurozone, financial reform, deficits and conflicting economic stats, to make anyone run for the beaches and hang out until calm returns. We’ve seen stocks correct worldwide, the flight to quality take hold (nothing more sophisticated than a rally in
Treasuries and the U.S. dollar) and good news ignored. If ever we needed proof of herd instincts in financial markets, recent behavior provides a solid case study.
But there’s more going on below the headlines and opportunities abound for the thinking investor. Let’s look at some of the big issues of the day.
1. Inflation or Deflation? Neither. Economics and markets rarely give Manichaean choices. The inflation bears point to deficits, money supply and commodities as the inflation canaries. Deflationists point to ever-lower prices, consumption deferred and investment drying up. They throw in the specter of higher taxes for good measure. But broad price equilibrium is the norm in modern economies, not 1970s inflation or Japanese stagnation. We expect much of what we’ve had for the last decade: inflation running at 2% with occasional supply squeezes interrupting the steady state. Secular forces like household deleveraging and debt destruction will keep prices firmly in check. Please see Jason Doiron’s “Deconstructing the Great
Inflation Myth” at http://www.sentinelinvestments.com/pdf/51522_sentinelpersp_
doiron0610.pdf for thoughts on the matter.
The market agrees. TIPS (inflation-protected bonds) predict 2% inflation for the next 10 years and have underperformed fixed-rate Treasuries for months.
Commodity prices have drifted and real asset prices, another classic inflation hedge, stagnated. We don’t know what the recently launched inflation protection funds are going to invest in, but there won’t be money made fighting a chimera.
2. Eurozone Collapse: Not quite. The pressures to keep the euro intact and its economies going intensified in the last few months. Markets greeted the dramatic rescue of Greece with enthusiasm. Here, after all, was the TARP-like program to keep liquidity in the system and an impressive, if temporary, political unity. Bonds rallied and spreads narrowed. Sigh of relief.
However, fundamentals reasserted themselves. The bond and credit default markets quickly revealed the underlying stresses. Since May, spreads between
10-year Greek and German debt widened by over 350bp to 780bp and the CDS widened by 500bps to 928bp. The markets judged that you can not bring a liquidity knife to a fiscal gunfight. The tensions cannot hold. What we will see next is greater fiscal discipline from Germany and other balanced economies and slow demoralizing contraction for everyone else. The only solution for Greece is default but please call it a “restructuring” in polite company.
The good news is that Germany, Austria and Netherlands are all seeing steady progress in demand, manufacturing and business confidence. Germany will recover the way it always has: low deficit spending and exports. Nothing startling but the bearishness in Europe is overplayed. The weaker euro will be good for the region. So while European unity has taken a beating, we now know that sovereign risk matters, and good investments can be made.

Christian W. Thwaites
President and
Chief Executive Officer
Sentinel Asset
Management, Inc.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the
Fund and is available from your financial advisor or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.
Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel
Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604,
800.233.4332, .www.sentinelinvestments.com. 4

3. U.S. Consumer: Flat but not broke. Recent statistics have been maddeningly ambiguous. What we are seeing is a winding down of distorting incentives. In the 2000s, the government incentives were to leverage and buy real estate…if you doubt this, check out tax incentives for borrowing, Congressional mandates on sub-prime lending and the constant Federal Reserve free put option. Recent incentives to buy cars and new houses merely brought forward unnatural and unsustainable consumption rates. With incentives removed, sales plunged 34% and 22%, respectively. Recent increases in consumption have come at a heavy cost of reductions in personal savings and
U.S. total debt (government and households) stands at 300% of GDP.
When faced with a choice of deferred or instant consumption, American investors consistently choose the “now”.
This is not sustainable. Therefore, we will see a classic deleveraging cycle, which will lead to repaired household balance sheets and a welcome new era of probity. This may not be enough to move headline unemployment numbers but sustainability is what counts now and it’s long overdue.

Outlook
Market and futures traders drive the summer season more than fundamentals so there will be plenty of opportunities to accumulate. One well-known large ETF, the SPDR, turns its stocks over 10,000% per year and bargains routinely come around with that sort of volume. So judicious timing works. Specifically,
Bonds: We firmly believe in a 3.05%–3.85% Government 10 year yield range. The 10-year Treasury is the best-
performing major asset class this year at +8.1%. Agency backed MBS continue to perform well with a 5.6%
return. Investment grade (IG) corporate bonds spreads have widened to 182bps. We expect both IG and high yield corporates to perform well for the remainder of the year. There are plenty of opportunities in the xed income market given that U.S. investors are woefully underweight in fixed income and likely to remain so.
Stocks: The reasons we corrected were nearly all macro and political: Greece, China, economic reports, oil spills, financial reform, euro implosion, austerity… not because of corporate announcements and results.
Markets ignore fundamentals when they trade almost exclusively on economic news and flights to safety.
The May correction (down nearly 10%) in very skittish conditions presents good entry points. Expect volatility to decrease in the months ahead and don’t pay attention to VIX[1]…implied and actual volatility are very different and it’s a lousy indicator of what’s going on. Volume has been low and we would expect it to remain so.
Therefore, the next few months should allow some good trades as long as we stick to three rules:
1. buy management…not the market
2. buy strong balance sheets with strong free cash flows
3. buy companies that are in true recovery and proving it by shrinking their equity base
Some market valuations are exciting. The S&P 500[2] earnings are in line for $85 to $90 or 12-13x forward earnings.
This puts it on an earnings yield of 8%, dividend of 1.9% and cash yield of 14%. Best of all: the S&P trades at a 19%
and climbing ROE…while the Russell 2000[3] is 6% and flat. This makes large cap stocks a very good place to be.
So…
• Stay with large caps and companies with strong cash flow yields.
• Buy into U.S. bonds anywhere above a 3.5% yield…and FNMA mortgages above 4.2%. Both will provide a strong support to any investment program for next 12 months.
• Avoid financials…we’re seeing downgrades because of commercial real estate (classic late cycle stuff).
Financial reform is messy and heading to some sort of increased capital and margin requirements.
A reasonable time to re-enter.

1. Chicago Board Options Exchange Volatility Index (VIX) measures traders’ expectations of volatility in the stock market by tracking bid/ask quotes on the Standard & Poor’s 500 Index.
2. The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. An investment cannot be made directly in an index.
3. The Russell 2000 Index is an unmanaged index that measures the performance of 2000 small-cap companies within the U.S. equity universe. An investment cannot be made directly in an index.
This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

5

Understanding your Financial Statements

1 Schedule of Investment in Securities	4 Statement of Changes in Net Assets
This schedule shows you which investments your fund owned on	This statement shows how each fund’s net assets changed over
the last day of the reporting period. The schedule includes:	the past two reporting periods. It details how much a fund grew
• a list of each investment	or shrank as a result of:
• the number of shares/par amount of each stock, bond or	• operations — a summary of the Statement of Operations for
short-term note	the most recent period
• the market value of each investment	• distributions — income and gains distributed to
• the percentage of investments in each industry	shareholders
• capital share transactions — shareholders’ purchases,
• the percent and dollar breakdown of each category	reinvestments, and redemptions
Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
2 Statement of Assets and Liabilities	transactions result in net assets at the end of the period.
This statement details what the fund owns (assets), what it owes
(liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the
fund’s net assets. For each class of shares, the	5 Financial Highlights
net assets divided by the total number of shares outstanding	This statement itemizes current period activity and statistics and
gives you the price of an individual share, or the net asset	provides comparison data for the last five fiscal years (or less if
value per share.	the fund or class is not five years old). On a per-share basis, it
Net Assets are also broken down by capital (money invested	includes:
by shareholders); net investment income not yet paid to	• share price at the beginning of the period
shareholders or net investment losses, if any; net gains earned	• investment income and capital gains or losses
on investments but not yet paid to shareholders or net losses	• income and capital gains distributions paid to shareholders on investments (known as realized gains or losses); and finally
gains or losses on securities still owned by the fund (known	• share price at the end of the period
as unrealized appreciation or depreciation). This breakdown	It also includes some key statistics for the period:
tells you the value of net assets that are performance-related,	• total return — the overall percentage return of the fund,
such as investment gains or losses, and the value of net assets	assuming reinvestment of all distributions
that are not related to performance, such as shareholder	• expense ratio — operating expenses as a percentage of
investments and redemptions.	average net assets
• net income ratio — net investment income as a percentage
of average net assets
3 Statement of Operations	• portfolio turnover — the percentage of the portfolio that was
This statement breaks down how each fund’s net assets	replaced during the period
changed during the period as a result of the fund’s operations.
It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and
distributions. Fund Operations include:
• income earned from investments
• management fees and other expenses
• gains or losses from selling investments (known as realized gains or losses)
• gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

Sentinel Balanced Fund
(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	65.8%
U.S. Government Obligations	26.6%
Foreign Stocks & ADR's	2.6%
Corporate Bonds	2.6%
Exchange Traded Funds	0.8%
Cash and Other	1.6%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.1%	FGCI G13815	4.50%	05/01/25	3.3%
United Technologies Corp.	1.6%	FNMA 256552	5.50%	01/01/37	3.1%
Johnson & Johnson	1.4%	FNMA 745093	5.50%	12/01/35	2.5%
Procter & Gamble Co.	1.4%	FNCI AD4758	4.50%	04/01/25	2.4%
Chevron Corp.	1.3%	FGCI G13827	5.00%	03/01/25	2.4%
Canadian National Railway Co.	1.3%	GNMA 701943	5.00%	06/15/39	1.7%
PepsiCo, Inc.	1.3%	FGLMC G05774	5.00%	01/01/40	1.7%
Time Warner, Inc.	1.3%	FHLMC A89336	5.50%	10/01/39	1.4%
Int'l. Business Machines Corp.	1.2%	U.S. Treasury Notes	3.50%	05/15/20	1.4%
Microsoft Corp.	1.2%	FNMA 836391	5.50%	10/01/35	1.3%
Total of Net Assets	14.1%	Total of Net Assets			21.2%

Average Effective Duration (for all Fixed Income Holdings) 3.5 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 26.6%			FGCI G13815			Federal National Mortgage
U.S. Government Agency			4.5%, 05/01/25	6,955 M	$ 7,288,556	Association 11.5%
Obligations 24.8%					14,733,049	Collateralized Mortgage Obligations:
Federal Home Loan Mortgage			20-Year:			FNR 02-2 UC
Corporation 11.6%			FHLMC P00020			6%, 02/25/17	36 M	$ 38,831
Mortgage-Backed Securities:			6.5%, 10/01/22	150 M	163,700	Mortgage-Backed Securities:
15-Year:			30-Year:			15-Year:
FHLMC E01488			FHLMC G08062			FNMA 254907
5%, 10/01/18	44 M	$ 46,987	5%, 06/01/35	54 M	57,217	5%, 10/01/18	41 M	43,517
FHLMC E01492			FHLMC A89336			FNMA 255273
5.5%, 10/01/18	27 M	29,581	5.5%, 10/01/39	2,889 M	3,082,031	4.5%, 06/01/19	67 M	70,564
FHLMC G18091			FGLMC G05774			FNMA 255358
6%, 12/01/20	20 M	21,237	5%, 01/01/40	3,436 M	3,604,561	5%, 09/01/19	17 M	17,734
FHLMC G18106			FHLMC C03466			FNMA AD0891
5.5%, 03/01/21	34 M	36,596	5.5%, 03/01/40	1,963 M	2,094,385	5%, 03/01/25	1,915 M	2,036,410
FHLMC G11943			FHLMC C03467					2,168,225
5.5%, 04/01/21	37 M	39,999	5.5%, 04/01/40	1,491 M	1,591,129	20-Year:
					10,429,323
FGCI G13827			Total Federal Home Loan Mortgage			FNCI AD4758
5%, 03/01/25	4,850 M	5,194,319	Corporation		25,326,072	4.5%, 04/01/25	4,981 M	5,220,879
FGCI G13804
5%, 03/01/25	1,951 M	2,075,774

The accompanying notes are an integral part of the financial statements.									7

Sentinel Balanced Fund
(Continued)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
30-Year:			Consumer Cyclical 0.4%			TJX Cos., Inc.	25,000	$ 1,136,500
FNMA 500296			Ford Motor Credit Co LLC					13,060,813
6%, 04/01/29	14 M	$ 15,540	7%, 04/15/15	250 M	$ 247,694	Consumer Staples 7.0%
FNMA 545759			GMAC, Inc.			Altria Group, Inc.	30,000	608,700
6.5%, 07/01/32	1 M	1,117	8.3%, 02/12/15(a)	250 M	251,562	CVS Caremark Corp.	34,600	1,198,198
FNMA 687301			JC Penney Corp, Inc.
6%, 11/01/32	691	758	6.875%, 10/15/15	250 M	268,750	HJ Heinz Co.	30,000	1,325,400
FNMA 690305			Macy's Retail Holdings, Inc.			Kellogg Co.	33,420	1,785,630
5.5%, 03/01/33	17 M	18,212	5.75%, 07/15/14	200 M	203,000	Kimberly-Clark Corp.	15,000	910,500
FNMA 748895					971,006	Kraft Foods, Inc.	40,000	1,144,000
6%, 12/01/33	604 M	661,436	Consumer Non-Cyclical 0.2%			PepsiCo, Inc.	45,000	2,830,050
FNMA 811311			ARAMARK Corp.			Philip Morris Int'l., Inc.	29,500	1,301,540
4.738%, 12/01/34	12 M	12,884	8.5%, 02/01/15	500 M	501,250
FNMA 810896			Energy 0.5%			Procter & Gamble Co.	50,000	3,054,500
2.076%, 01/01/35	10 M	10,443				Wal-Mart Stores, Inc.	25,000	1,264,000
			Nexen, Inc.					15,422,518
FNMA 832258			6.4%, 05/15/37	500 M	503,378
4.757%, 08/01/35	53 M	55,698				Energy 7.7%
			Sunoco Logistics Partners Operations LP
FNMA 797721			6.85%, 02/15/40	500 M	516,448	Apache Corp.	5,000	447,700
5.5%, 10/01/35	42 M	44,715			1,019,826	Chevron Corp.	40,000	2,954,800
FNMA 836391
5.5%, 10/01/35	2,647 M	2,830,940	Financials 0.2%			EOG Resources, Inc.	22,500	2,358,900
FNMA 745093			First Horizon Alt. Mtg.			ExxonMobil Corp.	78,000	4,715,880
5.5%, 12/01/35	5,041 M	5,391,500	5.5%, 03/25/35	3 M	2,894	Marathon Oil Corp.	25,000	777,250
FNMA 256552			Goldman Sachs Group, Inc.			Noble Energy, Inc.	25,000	1,487,250
			5.625%, 01/15/17	500 M	498,353
5.5%, 01/01/37	6,293 M	6,722,294			501,247	Pride Int'l., Inc.*	22,200	549,894
FNMA AD4060						Schlumberger Ltd.	35,000	1,965,250
5%, 05/01/40	1,997 M	2,092,503	Health Care 0.5%
		17,858,040	HCA, Inc.			Transocean Ltd.*	15,000	851,550
Total Federal National			7.25%, 09/15/20(a)	500 M	500,000	Weatherford Int'l. Ltd.*	58,000	818,960
Mortgage Association		25,285,975	Life Technologies Corp.					16,927,434
Government National Mortgage			6%, 03/01/20	500 M	530,413	Financials 8.5%
Corporation 1.7%					1,030,413	ACE Ltd.	25,000	1,229,000
Mortgage-Backed Securities:			Insurance 0.2%			American Express Co.	40,000	1,594,800
15-Year:			Genworth Financial, Inc.			Bank of America Corp.	92,100	1,449,654
GNMA 514482			6.15%, 11/15/66	250 M	175,625
7.5%, 09/15/14	45 M	48,667	XL Capital Ltd.			Bank of New York Mellon Corp.	45,000	1,224,000
30-Year:			6.5%, 12/31/49(b)	250 M	177,500	Chubb Corp.	20,000	1,004,800
GNMA 701943					353,125	Goldman Sachs Group, Inc.	11,000	1,586,860
5%, 06/15/39	3,436 M	3,631,739	Media 0.2%			JPMorgan Chase & Co.	43,670	1,728,459
Total Government National Mortgage			CBS Corp.			Marsh & McLennan Cos., Inc.	22,600	492,906
Corporation		3,680,406	5.75%, 04/15/20	500 M	511,470
Total U.S. Government			Total Corporate Bonds			MetLife, Inc.	25,000	1,012,250
Agency Obligations		54,292,453	(Cost $5,617,573)		5,653,924	Morgan Stanley	30,000	813,300
U.S. Treasury Obligations 1.8%						The Travelers Cos., Inc.	40,000	1,978,800
3.5%, 05/15/20	3,000 M	3,050,151			Value	Toronto-Dominion Bank	20,000	1,369,400
4.375%, 05/15/40	1,000 M	1,027,037		Shares	(Note 2)	US Bancorp	75,000	1,797,000
Total U.S. Treasury
Obligations		4,077,188	Domestic Common Stocks 65.8%			Wells Fargo & Co.	50,000	1,434,500
Total U.S. Government			Consumer Discretionary 5.9%					18,715,729
Obligations			Coach, Inc.	18,100	744,091	Health Care 9.7%
(Cost $57,703,577)		58,369,641
Corporate Bonds 2.6%			Comcast Corp.	115,000	1,980,300	Aetna, Inc.	25,000	729,000
Basic Industry 0.4%			Gap, Inc.	34,000	741,200	Amgen, Inc.*	20,000	1,035,600
Georgia-Pacific			McDonald's Corp.	22,890	1,530,654	Becton Dickinson & Co.	15,000	1,069,500
7.7%, 06/15/15 LLC	250 M	254,375	McGraw-Hill Cos., Inc.	35,000	973,000	Bristol-Myers Squibb Co.	60,000	1,392,600
Teck Resources Ltd.			Nike, Inc.	12,500	904,750	Celgene Corp.*	20,000	1,055,200
5.375%, 10/01/15	500 M	511,212	Omnicom Group, Inc.	25,000	948,750	Covidien PLC	20,000	847,800
		765,587	Time Warner Cable, Inc.	25,000	1,368,250	Eli Lilly & Co.	25,000	819,750
			Time Warner, Inc.	88,200	2,733,318	Forest Laboratories, Inc.*	30,000	776,400
						Gen-Probe, Inc.*	20,000	879,200

8	The accompanying notes are an integral part of the financial statements.

							Sentinel Balanced Fund
								(Continued)

		Space			Space	(b)	Step Up/Down
		Value			Value	ADR	-	American Depositary Receipt
	Shares	(Note 2)		Shares	(Note 2)	SPDR	-	Standard & Poor's Depository Receipts
Gilead Sciences, Inc.*	25,000	$ 898,000	Praxair, Inc.	15,000	$ 1,164,000
Johnson & Johnson	52,540	3,063,082			4,362,050
Medco Health Solutions, Inc.*	15,000	864,750	Telecommunication Services 1.6%
Medtronic, Inc.	50,000	1,959,000	AT&T, Inc.	50,000	1,215,000
Merck & Co, Inc.	60,000	2,021,400	Rogers Communications, Inc.	25,000	850,750
Mettler-Toledo Int'l., Inc.*	10,000	1,145,300	Verizon Communications, Inc.	50,000	1,376,000
Pfizer, Inc.	100,000	1,523,000			3,441,750
Zimmer Holdings, Inc.*	20,000	1,118,600	Utilities 0.7%
		21,198,182	Entergy Corp.	20,000	1,501,400
			Total Domestic Common Stocks
Industrials 10.8%			(Cost $112,384,817)		144,331,491
Boeing Co.	25,000	1,604,500	Exchange Traded Funds 0.8%
Canadian National Railway Co.	49,600	2,845,552	Financials 0.8%
Deere & Co.	20,000	1,153,600	SPDR KBW Regional Banking
General Dynamics Corp.	30,000	2,037,000	(Cost $1,376,516)	65,000	1,638,650
General Electric Co.	125,000	2,043,750	Foreign Stocks & ADR's 2.6%
Honeywell Int'l., Inc.	55,400	2,369,458	Australia 0.6%
L-3 Communications Holdings,			BHP Billiton Ltd. ADR	20,000	1,296,800
Inc.	10,000	826,300
McDermott Int'l., Inc.*	50,000	1,109,000	Germany 0.6%
Northrop Grumman Corp.	20,000	1,209,800	SAP AG ADR	30,000	1,272,900
Tyco Int'l. Ltd.	30,000	1,085,700	Israel 0.4%
Union Pacific Corp.	28,200	2,014,326	Teva Pharmaceutical
			Industries Ltd. ADR	15,000	822,300
United Technologies Corp.	50,000	3,369,000	Mexico 0.6%
Waste Management, Inc.	60,000	1,950,600
		23,618,586	America Movil SA de CV ADR	30,000	1,420,200
Information Technology 11.9%			United Kingdom 0.4%
Accenture PLC	45,000	1,688,400	Diageo PLC ADR	15,000	919,200
			Total Foreign Stocks & ADR's
Activision Blizzard, Inc.	90,000	967,500	(Cost $4,465,049)		5,731,400
Adobe Systems, Inc.*	20,000	641,600		Principal
Broadcom Corp.	50,000	1,726,000		Amount	Value
Check Point Software				(M=$1,000)	(Note 2)
Technologies Ltd.*	35,000	1,073,450	Corporate Short-Term Notes 1.4%
Cisco Systems, Inc.*	75,000	1,737,000	UPS, Inc.
Dell, Inc.*	72,000	959,760	0.13%, 06/01/10
Dolby Laboratories, Inc.*	15,000	990,150	(Cost $3,000,000)	3,000 M	3,000,000
EMC Corp.*	115,100	2,143,162	Total Investments 99.8%
			(Cost $184,547,532)†		218,725,106
Intel Corp.	50,000	1,071,000
Intersil Corp.	30,000	399,300	Other Assets in Excess of
Int'l. Business Machines Corp.	21,437	2,685,199	Liabilities 0.2%		467,863
Juniper Networks, Inc.*	30,000	798,600
KLA-Tencor Corp.	30,000	923,100	Net Assets 100.0%		$ 219,192,969
Microsoft Corp.	104,010	2,683,458
NetApp, Inc.*	40,000	1,507,200	* Non-income producing
Riverbed Technology, Inc.*	30,000	801,900	†	Cost for federal income tax purposes is $184,547,532. At
Teradata Corp.*	40,000	1,277,600	May 31, 2010 unrealized appreciation for federal income tax
			purposes aggregated $34,177,574 of which $41,707,250
Texas Instruments, Inc.	60,000	1,465,200	related to appreciated securities and $7,529,676 related to
Visa, Inc.	7,500	543,450	depreciated securities.

			(a)	Security exempt from registration underRule144A of the
Materials 2.0%		26,083,029	Securities Act of 1933 ,as amended. These securities may
			be resold in transactions exempt from registration, normally
EI Du Pont de Nemours & Co.	40,000	1,446,800	to qualified institutional buyers. At May 31, 2010, the market
Freeport-McMoRan Copper &			value of rule 144A securities amounted to $751,562 or
Gold, Inc.	25,000	1,751,250	0.34% of net assets.

The accompanying notes are an integral part of the financial statements.	9

Sentinel Capital Growth Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.0%	Industrials	10.3%
Materials	16.4%	Consumer Staples	9.8%
Energy	13.5%	Health Care	7.8%
Consumer Discretionary	11.1%	Financials	7.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
McDonald's Corp.	4.3%	Emerson Electric Co.	3.2%
Praxair, Inc.	4.3%	Microsoft Corp.	2.8%
SPDR Gold Trust	4.1%	Freeport-McMoRan Copper & Gold, Inc.	2.7%
Int'l. Business Machines Corp.	3.9%	Apple, Inc.	2.7%
Occidental Petroleum Corp.	3.3%	Walgreen Co.	2.2%
		Total of Net Assets	33.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 87.1%			Financials 7.4%			Apple, Inc.*	12,000	$ 3,085,920
Consumer Discretionary 11.1%			BlackRock, Inc.	8,000	$ 1,343,040	Autodesk, Inc.*	15,000	438,900
AutoZone, Inc.*	4,000	$ 763,520	CME Group, Inc.	1,500	474,975	Automatic Data Processing,
Dollar General Corp.*	12,500	377,875	JPMorgan Chase & Co.	35,000	1,385,300	Inc.	20,763	848,792
Dollar Tree, Inc.*	25,000	1,564,750	Northern Trust Corp.	25,000	1,270,250	Cisco Systems, Inc.*	105,870	2,451,949
Home Depot, Inc.	50,000	1,693,000	Royal Bank of Canada	25,000	1,315,750	Cognizant Technology
						Solutions Corp.*	43,000	2,151,720
McDonald's Corp.	75,500	5,048,685	Toronto-Dominion Bank	20,000	1,369,400	Corning, Inc.	30,000	522,900
Tiffany & Co.	45,000	2,044,350	Wells Fargo & Co.	50,500	1,448,845	EMC Corp.*	50,400	938,448
Yum! Brands, Inc.	35,000	1,433,250			8,607,560	Intel Corp.	80,000	1,713,600
		12,925,430	Health Care 5.9%			Int'l. Business Machines Corp.	36,000	4,509,360
Consumer Staples 9.8%			Covidien PLC	15,000	635,850	Linear Technology Corp.	20,000	559,200
Colgate-Palmolive Co.	30,000	2,342,700	Express Scripts, Inc.*	15,000	1,509,000	Microsoft Corp.	125,000	3,225,000
Corn Products Int'l., Inc.	43,400	1,447,390	Gilead Sciences, Inc.*	45,000	1,616,400	Qualcomm, Inc.	20,000	711,200
JM Smucker Co.	31,000	1,711,820	Johnson & Johnson	20,000	1,166,000	Visa, Inc.	20,000	1,449,200
PepsiCo, Inc.	24,554	1,544,201	Stryker Corp.	35,000	1,856,050			23,262,139
					6,783,300
Procter & Gamble Co.	15,770	963,389				Materials 9.1%
Walgreen Co.	80,000	2,563,200	Industrials 10.3%
						Cliffs Natural Resources, Inc.	15,300	854,658
Wal-Mart Stores, Inc.	15,000	758,400	Boeing Co.	5,000	320,900	Commercial Metals Co.	30,000	467,100
		11,331,100	Canadian Pacific Railway Ltd.	4,000	220,120	Freeport-McMoRan Copper &
Energy 13.5%			Donaldson Co., Inc.	20,000	863,000	Gold, Inc.	45,340	3,176,067
Arch Coal, Inc.	15,000	323,250	Emerson Electric Co.	80,000	3,715,200	Nucor Corp.	5,000	215,250
EOG Resources, Inc.	15,000	1,572,600	General Dynamics Corp.	8,000	543,200	Potash Corp. of
ExxonMobil Corp.	35,000	2,116,100	Goodrich Corp.	17,000	1,179,800	Saskatchewan, Inc.	3,000	297,570
Noble Corp.	30,000	872,100	Illinois Tool Works, Inc.	5,000	232,150	Praxair, Inc.	65,000	5,044,000
Occidental Petroleum Corp.	46,000	3,795,460	Jacobs Engineering Group, Inc.*	27,000	1,127,520	Yamana Gold, Inc.	50,000	538,000
Peabody Energy Corp.	39,000	1,519,440	Norfolk Southern Corp.	25,000	1,411,500			10,592,645
						Total Domestic Common Stocks
Schlumberger Ltd.	43,600	2,448,140	Parker Hannifin Corp.	4,000	245,840	(Cost $79,125,973)		101,178,934
St. Mary Land & Exploration Co.	20,000	864,800	Union Pacific Corp.	30,000	2,142,900	Exchange Traded Funds 4.1%
Suncor Energy, Inc.	30,000	913,800			12,002,130	Materials 4.1%
Transocean Ltd.*	22,000	1,248,940	Information Technology 20.0%			SPDR Gold Trust*
		15,674,630	ANSYS, Inc.*	15,000	655,950	(Cost $2,900,530)	40,000	4,756,000

10	The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Continued)

Space
Value
Shares	(Note 2)
Foreign Stocks & ADR's 5.1%
Australia 2.0%
BHP Billiton Ltd. ADR	36,000	$ 2,334,240
Brazil 1.2%
Vale SA ADR	50,000	1,359,500
Switzerland 1.9%
Roche Holding AG ADR	65,000	2,231,450
Total Foreign Stocks & ADR's
(Cost $4,575,566)	5,925,190
Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 2.6%
Nestle Capital Corp.
0.13%, 06/03/10	1,500 M	1,499,989
0.13%, 06/08/10	1,500 M	1,499,962
Total Corporate Short-Term Notes
(Cost $2,999,951)	2,999,951
Total Investments 98.9%
(Cost $89,602,020)†	114,860,075

Other Assets in Excess of
Liabilities 1.1%	1,259,512

Net Assets 100.0%	$ 116,119,587

*	Non-income producing
†	Cost for federal income tax purposes is $89,602,020. At May
31, 2010 unrealized appreciation for federal income tax
purposes aggregated $25,258,055 of which $28,324,657
related to appreciated securities and $3,066,602 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.	11

Sentinel Common Stock Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Consumer Staples	10.6%
Health Care	14.2%	Consumer Discretionary	8.7%
Financials	13.9%	Materials	3.8%
Industrials	12.3%	Telecommunication Services	3.3%
Energy	11.8%	Utilities	1.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.0%	United Technologies Corp.	1.8%
Procter & Gamble Co.	2.4%	Schlumberger Ltd.	1.7%
Int'l. Business Machines Corp.	2.4%	Honeywell Int'l., Inc.	1.7%
Johnson & Johnson	2.1%	Microsoft Corp.	1.5%
PepsiCo, Inc.	2.0%	Noble Energy, Inc.	1.4%
		Total of Net Assets	20.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.9%			Noble Energy, Inc.	250,000	$ 14,872,500	Forest Laboratories, Inc.*	250,000	$ 6,470,000
Consumer Discretionary 8.7%			Pride Int'l., Inc.*	125,000	3,096,250	Gen-Probe, Inc.*	140,000	6,154,400
Coach, Inc.	100,000	$ 4,111,000	Schlumberger Ltd.	325,000	18,248,750	Gilead Sciences, Inc.*	175,000	6,286,000
Comcast Corp.	800,000	13,776,000	Transocean Ltd.*	125,000	7,096,250	Johnson & Johnson	375,000	21,862,500
Gap, Inc.	384,000	8,371,200	Weatherford Int'l. Ltd.*	550,000	7,766,000	Medco Health Solutions, Inc.*	100,000	5,765,000
McDonald's Corp.	137,500	9,194,625			123,947,788	Medtronic, Inc.	318,600	12,482,748
McGraw-Hill Cos., Inc.	200,000	5,560,000	Financials 12.8%			Merck & Co, Inc.	350,000	11,791,500
Nike, Inc.	125,000	9,047,500	ACE Ltd.	175,000	8,603,000	Mettler-Toledo Int'l., Inc.*	75,000	8,589,750
Omnicom Group, Inc.	200,000	7,590,000	American Express Co.	195,000	7,774,650	Pfizer, Inc.	745,000	11,346,350
Time Warner Cable, Inc.	180,000	9,851,400	Bank of America Corp.	637,300	10,031,102	Zimmer Holdings, Inc.*	125,000	6,991,250
Time Warner, Inc.	475,000	14,720,250	Bank of New York Mellon Corp.	325,000	8,840,000			143,648,138
TJX Cos., Inc.	200,000	9,092,000				Industrials 12.3%
		91,313,975	Chubb Corp.	150,000	7,536,000	Boeing Co.	100,000	6,418,000
Consumer Staples 10.0%			Goldman Sachs Group, Inc.	90,000	12,983,400	Canadian National Railway Co.	160,700	9,219,359
Altria Group, Inc.	225,000	4,565,250	JPMorgan Chase & Co.	367,750	14,555,545	Deere & Co.	125,000	7,210,000
CVS Caremark Corp	275,000	9,523,250	Marsh & McLennan Cos., Inc.	187,900	4,098,099	General Dynamics Corp	150,000	10,185,000
HJ Heinz Co.	150,000	6,627,000	MetLife, Inc.	175,000	7,085,750	General Electric Co.	652,100	10,661,835
Kellogg Co.	150,000	8,014,500	Morgan Stanley	350,000	9,488,500	Honeywell Int'l., Inc.	425,000	18,177,250
Kimberly-Clark Corp.	75,000	4,552,500	The Travelers Cos., Inc.	275,000	13,604,250
Kraft Foods, Inc.	250,000	7,150,000	Toronto-Dominion Bank	125,000	8,558,750	L-3 Communications Holdings, Inc.	75,000	6,197,250
PepsiCo, Inc.	325,000	20,439,250	US Bancorp	525,000	12,579,000	McDermott Int'l., Inc.*	280,300	6,217,054
Philip Morris Int'l., Inc.	200,000	8,824,000	Wells Fargo & Co.	300,000	8,607,000	Northrop Grumman Corp.	100,000	6,049,000
Procter & Gamble Co.	419,900	25,651,691			134,345,046	Tyco Int'l. Ltd.	250,000	9,047,500
Wal-Mart Stores, Inc.	200,000	10,112,000	Health Care 13.7%			Union Pacific Corp.	135,000	9,643,050
		105,459,441	Aetna, Inc.	200,000	5,832,000	United Technologies Corp.	275,000	18,529,500
Energy 11.8%			Amgen, Inc.*	115,500	5,980,590	Waste Management, Inc.	350,000	11,378,500
Apache Corp.	75,000	6,715,500	Becton Dickinson & Co.	150,000	10,695,000			128,933,298
Chevron Corp.	197,400	14,581,938	Bristol-Myers Squibb Co.	375,000	8,703,750	Information Technology 17.7%
EOG Resources, Inc.	115,000	12,056,600	Celgene Corp.*	105,000	5,539,800	Accenture PLC	325,000	12,194,000
ExxonMobil Corp.	525,000	31,741,500	Covidien PLC	100,000	4,239,000	Activision Blizzard, Inc.	650,000	6,987,500
Marathon Oil Corp.	250,000	7,772,500	Eli Lilly & Co.	150,000	4,918,500	Adobe Systems, Inc.*	100,000	3,208,000

12 The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Continued)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Broadcom Corp.	190,000	$ 6,558,800	Mexico 0.6%
Check Point Software	America Movil SA de CV ADR	130,000	$ 6,154,200
Technologies Ltd.*	300,000	9,201,000
Cisco Systems, Inc.*	475,000	11,001,000	United Kingdom 0.6%
Dell, Inc.*	325,000	4,332,250	Diageo PLC ADR	95,500	5,852,240
Dolby Laboratories, Inc.*	125,000	8,251,250	Total Foreign Stocks & ADR's
(Cost $28,921,412)	35,700,440
EMC Corp.*	750,000	13,965,000
Intel Corp.	250,000	5,355,000	Principal
Amount	Value
Intersil Corp.	150,000	1,996,500	(M=$1,000)	(Note 2)
Int'l. Business Machines Corp.	200,000	25,052,000	Corporate Short-Term Notes 1.1%
Juniper Networks, Inc.*	250,000	6,655,000	Abbott Labs
0.2%, 07/07/10	400 M	399,920
KLA-Tencor Corp.	225,000	6,923,250	Chevron Funding
Microsoft Corp.	600,000	15,480,000	0.18%, 06/02/10	8,000 M	7,999,960
NetApp, Inc.*	250,000	9,420,000	Hewlett Packard
Oracle Corp.	400,000	9,028,000	0.22%, 06/01/10	1,500 M	1,500,000
Riverbed Technology, Inc.*	200,000	5,346,000	Nestle Capital Corp.
Teradata Corp.*	300,000	9,582,000	0.23%, 07/20/10	785 M	784,754
PepsiCo, Inc.
Texas Instruments, Inc.	485,400	11,853,468	0.18%, 06/16/10	475 M	474,965
Visa, Inc.	50,000	3,623,000	UPS, Inc.
186,013,018	0.13%, 06/30/10	350 M	349,963
Materials 2.9%	Total Corporate Short-Term Notes
EI Du Pont de Nemours & Co.	175,000	6,329,750	(Cost $11,509,562)	11,509,562
U.S. Treasury Obligations 0.0%
Freeport-McMoRan Copper	0.1495%, 07/01/10
& Gold, Inc.	200,000	14,010,000	(Cost $149,981)	150 M	149,981
Praxair, Inc.	125,000	9,700,000	Total Investments 99.5%
30,039,750	(Cost $784,759,729)†	1,045,190,787

Telecommunication Services 2.7%	Other Assets in Excess of
AT&T, Inc.	350,000	8,505,000	Liabilities 0.5%	5,154,903
Rogers Communications, Inc.	275,000	9,358,250

Verizon Communications, Inc.	400,000	11,008,000	Net Assets 100.0%	$ 1,050,345,690
28,871,250	*	Non-income producing
Utilities 1.3%	†	Cost for federal income tax purposes is $784,759,729. At
Entergy Corp.	100,000	7,507,000	May 31, 2010 unrealized appreciation for federal income tax
Exelon Corp.	166,000	6,407,600	purposes aggregated $260,431,058 of which $289,771,652
related to appreciated securities and $29,340,594 related to
Total Domestic Common Stocks	13,914,600	depreciated securities.
(Cost $734,645,411)	986,486,304	ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts
Exchange Traded Funds 1.1%
Financials 1.1%
SPDR KBW Regional
Banking
(Cost $9,533,363)	450,000	11,344,500
Foreign Stocks & ADR's 3.4%
Australia 0.9%
BHP Billiton Ltd. ADR	150,000	9,726,000
Germany 0.8%
SAP AG ADR	200,000	8,486,000
Israel 0.5%
Teva Pharmaceutical
Industries Ltd. ADR	100,000	5,482,000

The accompanying notes are an integral part of the financial statements. 13

Sentinel Conservative Allocation Fund

(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
U.S. Government Obligations	48.8%
Domestic Common Stocks	32.2%
Foreign Stocks & ADR's	6.4%
Corporate Bonds	5.8%
Exchange Traded Funds	0.4%
Limited Partnership Interests	0.1%
Cash and Other	6.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.9%	FNCI AD4758	4.50%	04/01/25	5.1%
Comcast Corp.	0.7%	FNMA AA7750	4.00%	06/01/24	4.8%
PepsiCo, Inc.	0.6%	FNMA 745093	5.50%	12/01/35	4.7%
Merck & Co, Inc.	0.6%	GNMA 701943	5.00%	06/15/39	4.1%
Int'l. Business Machines Corp.	0.6%	FGCI G13827	5.00%	03/01/25	3.1%
Northrop Grumman Corp.	0.6%	FHLMC A89336	5.50%	10/01/39	3.0%
Noble Energy, Inc.	0.6%	U.S. Treasury Notes	4.375%	05/15/40	3.0%
Procter & Gamble Co.	0.6%	FNMA AD0891	5.00%	03/01/25	2.9%
Kraft Foods, Inc.	0.6%	U.S. Treasury Notes	3.50%	05/15/20	3.0%
Waste Management, Inc.	0.6%	FGLMC A87434	5.00%	07/01/39	2.2%
Total of Net Assets	6.4%	Total of Net Assets			35.9%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 48.8%			FHLMC C03466			FNMA 745093
U.S. Government Agency			5.5%, 03/01/40	1,963 M	$ 2,094,385	5.5%, 12/01/35	4,481 M	$ 4,792,445
Obligations 42.8%			FHLMC C03467			FNMA 256552
Federal Home Loan Mortgage			5.5%, 04/01/40	1,988 M	2,121,505	5.5%, 01/01/37	1,888 M	2,016,688
Corporation 16.2%					10,395,357	FNMA AD4060
			Total Federal Home Loan Mortgage			5%, 05/01/40	999 M	1,046,251
Mortgage-Backed Securities:			Corporation		16,632,280			9,914,250
15-Year:			Federal National Mortgage			Total Federal National Mortgage
FGCI G13804			Association 22.5%			Association		23,099,563
5%, 03/01/25	975 M	$ 1,037,887	Mortgage-Backed Securities:			Government National Mortgage
FGCI G13827			15-Year:			Corporation 4.1%
5%, 03/01/25	2,910 M	3,116,591	FNMA AA7750			Mortgage-Backed Securities:
FGCI G13815			4%, 06/01/24	4,774 M	4,909,820	30-Year:
4.5%, 05/01/25	1,987 M	2,082,445	FNMA AD0891			5%, 06/15/39	3,927 M	4,150,558
		6,236,923	5%, 03/01/25	2,872 M	3,054,614	Total U.S. Government
30-Year:					7,964,434	Agency Obligations		43,882,401
FHLMC A47368			20-Year:
5%, 10/01/35	834 M	877,812	FNCI AD4758
FGLMC A87434			4.5%, 04/01/25	4,981 M	5,220,879
5%, 07/01/39	2,113 M	2,219,624
FHLMC A89336			30-Year:
5.5%, 10/01/39	2,889 M	3,082,031	FNMA 836391
			5.5%, 10/01/35	1,925 M	2,058,866

14 The accompanying notes are an integral part of the financial statements.

				Sentinel Conservative Allocation Fund
								(Continued)

	Principal				Space			Space
	Amount	Value			Value			Value
	(M=$1,000)	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
U.S. Treasury Obligations 6.0%			Target Corp.	5,000	$ 272,650	Amgen, Inc.*	5,000	$ 258,900
3.5%, 05/15/20	3,000 M	$ 3,050,151	Time Warner Cable, Inc.	2,928	160,250	Becton Dickinson & Co.	5,000	356,500
4.375%, 05/15/40	3,000 M	3,081,111	Time Warner, Inc.	11,666	361,529	Bristol-Myers Squibb Co.	14,000	324,940
Total U.S. Treasury					2,521,823	Cigna Corp.	7,500	251,025
Obligations		6,131,262	Consumer Staples 4.5%
Total U.S. Government						Covidien PLC	5,000	211,950
Obligations			Altria Group, Inc.	12,500	253,625	Eli Lilly & Co.	6,500	213,135
(Cost $49,483,994)		50,013,663	Coca-Cola Co.	4,455	228,987	Forest Laboratories, Inc.*	6,500	168,220
Corporate Bonds 5.8%			Colgate-Palmolive Co.	2,500	195,225	Gen-Probe, Inc.*	7,500	329,700
Basic Industry 0.5%			CVS Caremark Corp.	15,000	519,450	Gilead Sciences, Inc.*	5,000	179,600
Teck Resources Ltd.			General Mills, Inc.	2,811	200,227	Johnson & Johnson	6,000	349,800
5.375%, 10/01/15	500 M	511,212
Consumer Cyclical 0.4%			HJ Heinz Co.	7,500	331,350	Medtronic, Inc.	10,000	391,800
GMAC, Inc.			Kimberly-Clark Corp.	4,544	275,821	Merck & Co, Inc.	18,650	628,318
8.3%, 02/12/15(a)	250 M	251,563	Kraft Foods, Inc.	20,000	572,000	Mettler-Toledo Int'l., Inc.*	2,500	286,325
Macy's Retail Holdings, Inc.			PepsiCo, Inc.	10,000	628,900	Pfizer, Inc.	25,000	380,750
5.75%, 07/15/14	200 M	203,000	Philip Morris Int'l., Inc.	7,500	330,900	Zimmer Holdings, Inc.*	6,000	335,580
		454,563	Procter & Gamble Co.	9,600	586,464			5,123,043
Consumer Non-Cyclical 0.5%			Wal-Mart Stores, Inc.	10,000	505,600	Industrials 5.0%
ARAMARK Corp.					4,628,549	Boeing Co.	7,000	449,260
8.5%, 02/01/15	500 M	501,250	Energy 4.0%			Canadian National Railway Co.	7,000	401,590
Energy 1.0%			Chevron Corp.	5,000	369,350	Deere & Co.	6,500	374,920
Nexen, Inc.			ConocoPhillips	7,088	367,584	General Dynamics Corp.	5,000	339,500
6.4%, 05/15/37	500 M	503,378
Sunoco Logistics Partners Operations LP			ExxonMobil Corp.	15,000	906,900	General Electric Co.	17,900	292,665
6.85%, 02/15/40	500 M	516,448	Hess Corp.	3,000	159,600	Honeywell Int'l., Inc.	10,000	427,700
		1,019,826	Marathon Oil Corp.	12,500	388,625	L-3 Communications Holdings,
Financials 1.4%			Noble Energy, Inc.	10,000	594,900	Inc.	3,500	289,205
Bank of America Corp.			Occidental Petroleum Corp.	3,162	260,896	McDermott Int'l., Inc.*	10,000	221,800
5.49%, 03/15/19	500 M	479,292	Patterson-UTI Energy, Inc.	10,000	140,300	Northrop Grumman Corp.	10,000	604,900
Citigroup, Inc.			Pride Int'l., Inc.*	7,500	185,775	Tyco Int'l. Ltd.	10,000	361,900
5.5%, 02/15/17	500 M	484,339	Schlumberger Ltd.	5,000	280,750	Union Pacific Corp.	4,000	285,720
Goldman Sachs Group, Inc.
5.625%, 01/15/17	500 M	498,353	Transocean Ltd.*	4,000	227,080	United Technologies Corp.	7,500	505,350
		1,461,984	Weatherford Int'l. Ltd.*	15,000	211,800	Waste Management, Inc.	17,500	568,925
Health Care 1.5%					4,093,560			5,123,435
HCA, Inc.			Financials 3.6%			Information Technology 4.2%
7.25%, 09/15/20(a)	500 M	500,000	ACE Ltd.	6,000	294,960	Accenture PLC	10,000	375,200
Life Technologies Corp.			Bank of America Corp.	12,670	199,426	Activision Blizzard, Inc.	17,500	188,125
6%, 03/01/20	500 M	530,413	Bank of New York Mellon Corp.	7,500	204,000	Altera Corp.	4,994	117,709
Universal Hospital Services, Inc.
8.5%, 06/01/15(b)	500 M	482,500	Chubb Corp.	2,500	125,600	ANSYS, Inc.*	8,000	349,840
		1,512,913	Franklin Resources, Inc.	1,800	176,562	EMC Corp.*	22,500	418,950
Media 0.5%			Goldman Sachs Group, Inc.	2,500	360,650	Fiserv, Inc.*	4,600	218,730
CBS Corp.			JPMorgan Chase & Co.	12,000	474,960	Harris Corp.	5,000	234,550
5.75%, 04/15/20	500 M	511,470	Marsh & McLennan Cos., Inc.	5,200	113,412	Intersil Corp.	14,500	192,995
Total (Cost Corporate $5,954,292) Bonds		5,973,218	MetLife, Inc.	10,000	404,900	Int'l. Business Machines Corp.	5,000	626,300
			Moody's Corp.	4,700	96,350	Juniper Networks, Inc.*	10,000	266,200
		Space	PNC Financial Services Group,			Microchip Technology, Inc.	8,500	236,725
		Value	Inc.	5,006	314,127
	Shares	(Note 2)				Microsoft Corp.	11,500	296,700
Domestic Common Stocks 32.2%			The Travelers Cos., Inc.	7,409	366,523	NetApp, Inc.*	10,000	376,800
Consumer Discretionary 2.5%			US Bancorp	12,500	299,500	Texas Instruments, Inc.	17,000	415,140
			Wells Fargo & Co.	8,032	230,438			4,313,964
Coach, Inc.	5,400	221,994			3,661,408	Materials 1.4%
Comcast Corp.	40,000	688,800	Health Care 5.0%			EI Du Pont de Nemours & Co.	7,000	253,190
Gap, Inc.	16,900	368,420	Abbott Laboratories	5,000	237,800	Freeport-McMoRan Copper &
McDonald's Corp.	4,000	267,480	Aetna, Inc.	7,500	218,700	Gold, Inc.	5,000	350,250
McGraw-Hill Cos., Inc.	6,500	180,700				Packaging Corp. of America	12,500	276,750

The accompanying notes are an integral part of the financial statements. 15

Sentinel Conservative Allocation Fund
(Continued)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Praxair, Inc.	5,000	$ 388,000	Novartis AG ADR	3,500	$ 157,535
Weyerhaeuser Co.	4,308	183,435	638,303
1,451,625	United Kingdom 1.2%
Telecommunication Services 1.3%	BG Group PLC (c)	20,000	304,482
AT&T, Inc.	20,000	486,000	BP PLC ADR	3,991	171,413
Rogers Communications, Inc.	15,000	510,450	Standard Chartered PLC (c)	11,000	258,787
Verizon Communications, Inc.	14,000	385,280	Vodafone Group PLC ADR*	10,000	201,000
1,381,730	WPP PLC (c)	30,000	281,055
Utilities 0.7%	1,216,737
DPL, Inc.	5,500	137,720	Total Foreign Stocks & ADR's
(Cost $5,901,698)	6,555,250
Entergy Corp.	2,500	187,675	Limited Partnership Interests 0.1%
Exelon Corp.	5,000	193,000
FPL Group, Inc.	3,411	170,311	Energy 0.1%
688,706	Williams Partners LP (d)
Total Domestic Common Stocks	(Cost $111,442)	4,000	149,080
(Cost $31,298,264)	32,987,843	Principal
Exchange Traded Funds 0.4%	Amount	Value
Financials 0.4%	(M=$1,000)	(Note 2)
SPDR KBW Regional Banking	Corporate Short-Term Notes 2.0%
(Cost $399,653)*	18,900	476,469	UPS, Inc.
0.13%, 06/02/10
Foreign Stocks & ADR's 6.4%	(Cost $1,999,993)	2,000 M	1,999,993
Australia 0.3%	Total Investments 95.7%
BHP Billiton Ltd. ADR	5,000	324,200	(Cost $95,149,336)†	98,155,516
China 0.5%	Other Assets in Excess of
China Life Ins. Co Ltd. (c)	110,000	481,572	Liabilities 4.3%	4,387,100
France 0.6%
Groupe Danone (c)	5,000	254,941	Net Assets 100.0%	$ 102,542,616
Total SA ADR	7,000	326,410
581,351	*	Non-income producing
Germany 0.8%	†	Cost for federal income tax purposes is $95,149,336. At May
E.ON AG (c)	2,500	75,677	31, 2010 unrealized appreciation for federal income tax
Fresenius SE (c)	7,500	472,591	purposes aggregated $3,006,180 of which $5,771,366
related to appreciated securities and $2,765,186 related to
SAP AG ADR	7,000	297,010	depreciated securities.

Hong Kong 0.5%	845,278	(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may
Li & Fung Ltd. (c)	120,000	529,952	be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the market
Israel 0.2%	value of rule 144A securities amounted to $751,563 or
Teva Pharmaceutical	0.73% of net assets.
Industries 0.5% Ltd. ADR	4,000	219,280
Japan	(b)	Payment in kind. Issuer may satisfy interest due by issuing
more bonds rather than paying in cash
Komatsu Ltd. (c)	13,000	242,222	(c)	Fair valued.
Uni-Charm Corp. (c)	3,000	296,144	(d)	Return of capital paid during the fiscal period.
538,366
Singapore 0.5%	ADR	-	American Depositary Receipt
Singapore Technologies	SPDR	-	Standard & Poor's Depository Receipts
Engineering Ltd. (c)	250,000	555,068

South Korea 0.5%
Samsung Elect. Co. Ltd. (c)	700	453,033
Spain 0.2%
Telefonica SA ADR	3,000	172,110
Switzerland 0.6%
ABB Ltd. (c)	15,000	255,119
Nestle SA (c)	5,000	225,649

16 The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Bond Fund
(Unaudited)

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
State of Georgia	6.25%	08/01/13	8.7%	County of Forsyth, GA	5.00%	03/01/22	4.5%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	8.6%	State of Georgia	5.00%	12/01/19	4.4%
Gwinnett County School District	5.00%	02/01/24	6.7%	De Kalb County, GA	5.00%	12/01/15	4.4%
Columbia County, GA	5.00%	04/01/17	5.4%	Chatham County School District	5.25%	08/01/14	4.3%
Houston County Hospital Auth.	5.25%	10/01/16	4.5%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	4.3%
				Total of Net Assets			55.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 97.5%			Paulding County, GA
Georgia 97.5%			5%, 02/01/21	1,000 M	$ 1,117,340
			State of Georgia
Bulloch County Development Auth.			5%, 12/01/19	1,000 M	1,182,630
5%, 08/01/16	500 M	$ 524,290	6.25%, 08/01/13	2,000 M	2,327,940
Chatham County School District			Total Municipal Bonds
5.25%, 08/01/14	1,000 M	1,155,080	(Cost $24,823,983)		26,047,070
City of Columbus, GA
5%, 05/01/20	1,000 M	1,127,820			Value
Cobb County Hospital Auth.				Shares	(Note 2)
5.25%, 04/01/15	700 M	758,450	Institutional Funds 0.9%
Cobb County Kennestone Hospital Auth.			Blackrock Provident
5.25%, 04/01/20	500 M	541,470	Institutional Funds Municipal
5.25%, 04/01/21	500 M	537,300	Money Market Fund
Cobb-Marietta Coliseum & Exhibit Hall			(Cost $250,000)	250,000	250,000
5%, 01/01/15	1,000 M	1,099,070	Total Investments 98.4%
Columbia County, GA			(Cost $25,073,983)†		26,297,070

5%, 04/01/17	1,250 M	1,453,513	Other Assets in Excess of
Commerce School District			Liabilities 1.6%		415,489
5%, 08/01/21	250 M	279,162

County of Forsyth, GA			Net Assets 100.0%		$ 26,712,559
5%, 03/01/22	1,045 M	1,201,196
County of Gilmer, GA

5%, 04/01/20	1,000 M	1,084,660	† Cost for federal income tax purposes is $25,073,983. At May
De Kalb County, GA			31, 2010 unrealized appreciation for federal income tax
5%, 12/01/15	1,000 M	1,166,120	purposes aggregated $1,223,087 of which $1,253,425
Fulton Dekalb Hospital Auth.			related to appreciated securities and $30,338 related to
5%, 01/01/13	1,000 M	1,098,310	depreciated securities.
Georgia State Road & Tollway Auth.
5%, 06/01/18	2,000 M	2,297,760
Gwinnett County School District
5%, 02/01/24	1,500 M	1,780,350
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,206,403
Jackson County School District, GA
5%, 03/01/16	500 M	556,050
Jackson County Water & Sewer Auth.
5.25%, 09/01/20	500 M	527,110
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,141,410
Newton County School District, GA
5%, 02/01/15	700 M	769,426
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,114,210

The accompanying notes are an integral part of the financial statements. 17

Sentinel Government Securities Fund

(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			0.9%	4 yrs. to 5.99 yrs.			24.7%
1 yr. to 2.99 yrs.			29.5%	6 yrs. to 7.99 yrs.			0.0%
3 yrs. to 3.99 yrs.			32.9%	8 yrs. and over			11.9%
Average Effective Duration (for all Fixed Income Holdings) 4.2 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
U.S. Treasury Notes	3.50%	05/15/20	7.5%	FNCI AD4758	4.50%	04/01/25	5.7%
FGCI G13804	5.00%	03/01/25	7.4%	FHLMC A91548	5.50%	03/01/40	5.3%
FHLMC A89336	5.50%	10/01/39	6.2%	FNMA AC1865	5.00%	09/01/39	5.2%
GNMA 701943	5.00%	06/15/39	6.1%	FHLMC C03466	5.50%	03/01/40	4.9%
FGLMC G05774	5.00%	01/01/40	6.0%	FGCI G13815	4.50%	05/01/25	4.6%
				Total of Net Assets			58.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.6%			FGLMC G05774			20-Year:
U.S. Government Agency			5%, 01/01/40	40,255 M	$ 42,224,856	FNMA 252206
Obligations 87.8%			FGLMC A91164			6%, 01/01/19	26 M	$ 28,686
Federal Home Loan Bank 0.8%			5%, 02/01/40	18,836 M	19,757,589	FNMA 573745
Agency Discount Notes:			FHLMC A91548			6.5%, 08/01/20	91 M	101,059
.06%,06/01/10	5,900 M	$ 5,900,000	5.5%, 03/01/40	35,034 M	37,374,386	FNMA 758564
			FHLMC C03466			6%, 09/01/24	617 M	675,662
Federal Home Loan Mortgage			5.5%, 03/01/40	32,391 M	34,557,353	FNCI AD4758
Corporation 47.4%			FHLMC C03467			4.5%, 04/01/25	37,997 M	39,827,322
Mortgage-Backed Securities:			5.5%, 04/01/40	14,915 M	15,912,669			40,632,729
15-Year:					234,830,309	25-Year:
FGCI G13804			Total Federal Home Loan Mortgage
5%, 03/01/25	48,765 M	51,894,362	Corporation		334,730,371	FNMA 251808
FGCI G13827			Federal National Mortgage			10%, 04/01/18	17 M	18,949
5%, 03/01/25	14,551 M	15,582,956	Association 33.4%			30-Year:
FGCI G13815			Collateralized Mortgage Obligations:			FNMA 426830
4.5%, 05/01/25	30,937 M	32,422,744	FNGT 02-T3 B			8%, 11/01/24	26 M	29,684
		99,900,062	5.763%, 12/25/11	200 M	212,806	FNMA 738887
30-Year:			FNR 03-32 BZ			5.5%, 10/01/33	471 M	505,088
FHLMC 170141			6%, 11/25/32	1,759 M	1,951,294	FNMA 748895
11%, 09/01/15	346	395			2,164,100	6%, 12/01/33	604 M	661,361
FHLMC 170147			Mortgage-Backed Securities:			FNMA 836391
11%, 11/01/15	995	1,135	10-Year:			5.5%, 10/01/35	15,518 M	16,597,288
						FNMA 881279
FHLMC 360017			FNMA 556247			5%, 11/01/36	2,727 M	2,859,506
11%, 11/01/17	667	771	7%, 10/01/10	3 M	2,709	FNMA 256552
FHLMC A47368			15-Year:			5.5%, 01/01/37	12,006 M	12,825,412
5%, 10/01/35	15,723 M	16,539,439	FNMA 346879			FNMA 889992
FHLMC A64971			7%, 05/01/11	6 M	6,274	5.5%, 06/01/38	22,886 M	24,421,826
5.5%, 08/01/37	67 M	71,855	FNMA AA7750			FNMA 931292
FGLMC A87434			4%, 06/01/24	24,879 M	25,587,714	5.5%, 06/01/39	11,983 M	12,884,554
5%, 07/01/39	23,052 M	24,214,076
			FNMA AD0891			FNMA 931533
FHLMC A89336			5%, 03/01/25	11,009 M	11,709,356	4.5%, 07/01/39	9,076 M	9,339,325
5.5%, 10/01/39	41,410 M	44,175,785			37,303,344

18 The accompanying notes are an integral part of the financial statements.

			Sentinel Government Securities Fund
			(Continued)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 931535
5.5%, 07/01/39	8,635 M	$ 9,284,782
FNMA AC1865
5%, 09/01/39	34,888 M	36,555,416
FNMA AC6682
5.5%, 12/01/39	27,852 M	29,718,304
		155,682,546
Total Federal National
Mortgage Association		235,804,377
Government National Mortgage
Corporation 6.2%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
7%, 02/20/17	22 M	24,036
20-Year:
GNMA 623177
6.5%, 08/15/23	186 M	203,051
25-Year:
GNMA 608728
6.5%, 11/15/25	297 M	326,060
30-Year:
GNMA 506805
6.5%, 06/15/29	215 M	239,907
GNMA 701943
5%, 06/15/39	40,756 M	43,076,785
		43,316,692
Total Government National Mortgage
Corporation		43,869,839
Total U.S. Government
Agency Obligations		620,304,587
U.S. Treasury Obligations 11.8%
3.5%, 05/15/20	52,000 M	52,869,284
4.375%, 05/15/40	30,000 M	30,811,110
Total U.S. Treasury
Obligations		83,680,394

Total Investments 99.6%
(Cost $696,815,762)†		703,984,981

Other Assets in Excess of
Liabilities 0.4%		2,736,297

Net Assets 100.0%		$ 706,721,278

† Cost for federal income tax purposes is $696,815,762. At
May 31, 2010 unrealized appreciation for federal income tax
purposes aggregated $7,169,219 of which $7,764,459
related to appreciated securities and $595,240 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements. 19

Sentinel Growth Leaders Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	22.8%	Consumer Staples	10.5%
Materials	18.3%	Industrials	8.6%
Consumer Discretionary	13.6%	Financials	4.9%
Energy	11.7%	Health Care	3.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
McDonald's Corp.	4.7%	Int'l. Business Machines Corp.	4.0%
Home Depot, Inc.	4.7%	Praxair, Inc.	3.9%
Yum! Brands, Inc.	4.2%	Visa, Inc.	3.8%
SPDR Gold Trust	4.2%	BHP Billiton Ltd.	3.8%
Emerson Electric Co.	4.1%	JM Smucker Co.	3.6%
		Total of Net Assets	41.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Principal
		Value			Value			Amount	Value
	Shares	(Note 2)		Shares	(Note 2)			(M=$1,000)	(Note 2)
Domestic Common Stocks 83.5%			Int'l. Business Machines Corp.	11,000	$ 1,377,860	Total Investments 98.2%
						(Cost $28,992,035)†			$ 33,366,419
Consumer Discretionary 13.6%			Linear Technology Corp.	30,000	838,800
Home Depot, Inc.	47,000	$ 1,591,420	Microsoft Corp.	40,000	1,032,000	Other Assets in Excess of
McDonald's Corp.	24,000	1,604,880	Visa, Inc.	18,000	1,304,280	Liabilities 1.8%			605,592
Yum! Brands, Inc.	35,000	1,433,250			7,763,640
		4,629,550	Materials 10.3%			Net Assets 100.0%			$ 33,972,011
Consumer Staples 10.5%			Cliffs Natural Resources, Inc.	14,800	826,728
Colgate-Palmolive Co.	9,000	702,810	Freeport-McMoRan Copper &
JM Smucker Co.	22,000	1,214,840	Gold, Inc.	15,000	1,050,750	*	Non-income producing
PepsiCo, Inc.	18,000	1,132,020				†	Cost for federal income tax purposes is $28,992,035. At May
			Potash Corp. of Saskatchewan, Inc.	3,000	297,570		31, 2010 unrealized appreciation for federal income tax
Wal-Mart Stores, Inc.	10,000	505,600	Praxair, Inc.	17,000	1,319,200		purposes aggregated $4,374,384 of which $5,053,115
		3,555,270			3,494,248		related to appreciated securities and $678,731 related to
Energy 11.7%			Total Domestic Common Stocks				depreciated securities.
Occidental Petroleum Corp.	14,000	1,155,140	(Cost $24,934,913)		28,353,240	ADR	-	American Depositary Receipt
						SPDR	-	Standard & Poor's Depository Receipts
Peabody Energy Corp.	25,200	981,792	Exchange Traded Funds 4.2%
Schlumberger Ltd.	20,000	1,123,000	Materials 4.2%
Suncor Energy, Inc.	23,000	700,580	SPDR Gold Trust*
		3,960,512	(Cost $899,714)	12,000	1,426,800
Financials 4.9%			Foreign Stocks & ADR's 6.1%
BlackRock, Inc.	4,000	671,520	Australia 3.8%
JPMorgan Chase & Co.	25,000	989,500	BHP Billiton Ltd. ADR	20,000	1,296,800
		1,661,020	Switzerland 2.3%
Health Care 1.1%			Roche Holding AG ADR	23,000	789,590
Gilead Sciences, Inc.*	10,000	359,200	Total Foreign Stocks & ADR's
			(Cost $1,657,419)		2,086,390
Industrials 8.6%
Emerson Electric Co.	30,000	1,393,200		Principal
				Amount	Value
General Dynamics Corp.	6,000	407,400		(M=$1,000)	(Note 2)
Norfolk Southern Corp.	20,000	1,129,200	Corporate Short-Term Notes 4.4%
		2,929,800
			Nestle Capital Corp.
Information Technology 22.8%			0.13%, 06/03/10
ANSYS, Inc.*	20,000	874,600	(Cost $1,499,989)	1,500 M	1,499,989
Cisco Systems, Inc.*	50,000	1,158,000
Intel Corp.	55,000	1,178,100

20 The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	16.9%	Materials	9.9%
Industrials	13.8%	Health Care	7.9%
Consumer Staples	13.0%	Energy	7.4%
Information Technology	11.6%	Telecommunication Services	2.8%
Consumer Discretionary	10.7%	Utilities	2.4%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
Japan	15.6%	China	7.6%
United Kingdom	14.2%	Hong Kong	3.7%
Switzerland	9.6%	Spain	3.7%
Germany	9.4%	Singapore	3.6%
France	8.5%	Australia	3.0%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Fresenius SE	3.0%	China Life Ins. Co Ltd.	2.1%
Nestle SA	2.8%	Standard Chartered PLC	1.9%
Singapore Technologies Engineering Ltd.	2.5%	Nidec Corp.	1.9%
WPP PLC	2.2%	Komatsu Ltd.	1.9%
Li & Fung Ltd.	2.1%	Samsung Elect. Co. Ltd.	1.8%
		Total of Net Assets	22.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 2.5%			Want Want China Holdings			Siemens AG (a)	20,000	$ 1,783,235
Energy 1.3%			Ltd. (a)	2,000,000	$ 1,503,749			13,744,414
					11,049,138
EnCana Corp.	60,000	$ 1,851,000				Hong Kong 3.7%

Materials 1.2%			Denmark 1.3%			Cheung Kong Hldgs. Ltd. (a)	200,000	2,260,171
Potash Corp. of			Novo Nordisk A/S ADR	25,000	1,920,500	Li & Fung Ltd. (a)	700,000	3,091,385
Saskatchewan, Inc.	18,000	1,785,420	Finland 2.1%					5,351,556
Total Domestic Common Stocks			Fortum Oyj (a)	85,000	1,906,935	India 1.5%
(Cost $4,276,583)		3,636,420	Nokia Oyj (a)	110,000	1,105,018	ICICI Bank Ltd. ADR	60,000	2,207,400
Foreign Stocks & ADR's 93.9%					3,011,953	Israel 1.5%
Australia 3.0%			France 8.5%			NICE Systems Ltd. ADR*	75,000	2,236,500
BHP Billiton Ltd. (a)	75,000	2,433,012	Air Liquide (a)	17,067	1,643,745	Italy 1.3%
Newcrest Mining Ltd. (a)	70,000	1,888,020	AXA SA (a)	86,666	1,409,969
		4,321,032				Saipem SpA (a)	63,815	1,968,957
			BNP Paribas (a)	23,100	1,308,848	Japan 15.6%
Brazil 1.9%			Bouygues SA (a)	48,000	2,007,688	Canon, Inc. (a)	50,000	2,043,737
Petroleo Brasileiro SA ADR	7,500	267,150	Groupe Danone (a)	47,100	2,401,547
Vale SA ADR*	91,000	2,474,290	Lafarge SA (a)	26,668	1,520,836	Komatsu Ltd. (a)	145,000	2,701,708
		2,741,440				Mitsubishi Corp. (a)	112,000	2,522,188
			Total SA ADR	45,000	2,098,350
China 7.6%					12,390,983	Mitsui Fudosan Co Ltd. (a)	125,000	1,891,695
China Life Ins. Co Ltd. (a)	700,000	3,064,547	Germany 9.4%			Nidec Corp. (a)	30,000	2,727,819
Industrial & Commercial			Allianz SE ADR	137,000	1,362,465	Nintendo Co Ltd. (a)	4,700	1,366,571
Bank of China (a)	2,400,000	1,765,790	Bayer AG (a)	22,500	1,255,862	Shiseido Co Ltd. (a)	92,000	1,753,680
Parkson Retail Grp. Ltd. (a)	1,250,000	1,930,761	E.ON AG (a)	55,000	1,664,907	SMC Corp/Japan (a)	16,000	2,048,729
Shandong Weigao Grp. Med.						Sumitomo Mitsui Financial
Polymer Co Ltd. (a)	380,000	1,444,969	Fresenius SE (a)	70,000	4,410,846	Group, Inc. (a)	45,500	1,352,359
Tencent Holdings Ltd. (a)	70,000	1,339,322	MAN AG (a)	22,000	1,870,511	Toyota Motor Corp. (a)	52,000	1,882,957
			SAP AG (a)	33,000	1,396,588

The accompanying notes are an integral part of the financial statements. 21

Sentinel International Equity Fund
(Continued)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Uni-Charm Corp. (a)	25,000	$ 2,467,869	Total Investments 98.5%
		22,759,312	(Cost $145,219,150)†		$ 143,655,143
Netherlands 1.1%			Other Assets in Excess of
Unilever NV *(a)	61,000	1,655,282	Liabilities 1.5%		2,135,823
Singapore 3.6%
Singapore Technologies			Net Assets 100.0%		$ 145,790,966
Engineering Ltd. (a)	1,650,000	3,663,446
Wilmar Int'l. Ltd (a)	379,000	1,562,991
		5,226,437	*	Non-income producing
South Korea 2.9%			†	Cost for federal income tax purposes is $145,219,150. At
LG Electronics, Inc. (a)	20,000	1,695,365	May 31, 2010 unrealized depreciation for federal income tax
			purposes aggregated $1,564,007 of which $17,895,446
Samsung Elect. Co. Ltd. (a)	4,000	2,588,762	related to appreciated securities and $19,459,453 related to
		4,284,127	depreciated securities.
Spain 3.7%			(a) Fair valued.
Banco Santander SA ADR	125,000	1,268,750	ADR	- American Depositary Receipt
Inditex SA (a)	40,000	2,211,609
Telefonica SA ADR	33,000	1,893,210
		5,373,569	At May 31, 2010, the following forward foreign currency contract was outstanding:
Switzerland 9.6%						Value of
ABB Ltd. (a)	125,000	2,125,990			Value of	Contract		Unrealized
Credit Suisse Group (a)	40,000	1,543,898			Contract	When	Market Value	Appreciation/
			Contract	Local	When Opened	Opened	of Contracts	(Depreciation)
Julius Baer Group Ltd. (a)	24,000	694,679	Description	Currency	(Local Currency)	(US Dollars)	(US Dollars)	(US Dollars)
Nestle SA (a)	90,000	4,061,685
			Contract to sell:
Novartis AG (a)	30,000	1,352,700	Hong Kong Dollar,	HKD	(2,945,786)	$(378,072)	$(378,271)	$(199)
Roche Holding AG (a)	18,000	2,464,649	Exp. 06/01/10
Swatch Group AG (a)	7,000	1,819,793
		14,063,394
Taiwan 1.4%
Hon Hai Precision Industry Co Ltd. (a)	510,485	2,017,810

United Kingdom 14.2%
BAE Systems PLC (a)	300,000	1,390,931
BG Group PLC (a)	168,000	2,557,651
BP PLC (a)	290,000	2,067,282
Diageo PLC (a)	119,300	1,820,288
HSBC Holdings PLC (a)	172,408	1,571,194
Johnson Matthey PLC (a)	67,000	1,477,312
Standard Chartered PLC (a)	119,263	2,805,787
Tesco PLC (a)	265,000	1,570,994
Vodafone Group PLC (a)	1,135,000	2,248,217
WPP PLC (a)	340,000	3,185,284
		20,694,940
Total Foreign Stocks & ADR's
(Cost $137,942,588)		137,018,744
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Treasury Obligations 2.1%
0.126%, 06/03/10
(Cost $2,999,979)	3,000 M	2,999,979

22 The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund (Formerly known as Sentinel Mid Cap Growth Fund)
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.0%	Energy	7.2%
Industrials	16.8%	Materials	5.9%
Health Care	15.1%	Consumer Staples	4.6%
Consumer Discretionary	15.1%	Utilities	1.0%
Financials	12.5%	Telecommunication Services	0.5%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Dolby Laboratories, Inc.	1.8%	ANSYS, Inc.	1.5%
Waste Connections, Inc.	1.7%	Endurance Specialty Holdings Ltd.	1.4%
Nuance Communications, Inc.	1.7%	Darden Restaurants, Inc.	1.4%
Open Text Corp.	1.6%	Tractor Supply Co.	1.4%
NICE Systems Ltd.	1.6%	Flowers Foods, Inc.	1.3%
		Total of Net Assets	15.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at May 31, 2010 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.2%			Weatherford Int'l. Ltd.*	70,700	$ 998,284	Varian Medical Systems, Inc.*	20,700	$ 1,036,863
Consumer Discretionary 15.1%					6,323,034			12,368,948
Coach, Inc.	25,000	$ 1,027,750	Financials 10.7%			Industrials 16.8%
Darden Restaurants, Inc.	28,000	1,201,200	Affiliated Managers Group, Inc.*	13,100	938,615	Ametek, Inc.	24,200	982,520
Gentex Corp.	44,000	865,920	East West Bancorp, Inc.	55,400	941,800	CH Robinson Worldwide, Inc.	12,200	708,942
Gildan Activewear, Inc.*	25,600	740,352				Cintas Corp.	28,100	730,600
LKQ Corp.*	56,000	1,031,520	Endurance Specialty Holdings Ltd.	32,700	1,213,170	Copart, Inc.*	29,000	1,041,100
Morningstar, Inc.*	16,000	780,800	HCC Insurance Holdings, Inc.	46,900	1,175,783	Equifax, Inc.	24,000	726,000
O'Reilly Automotive, Inc.*	20,600	1,051,012	Invesco Ltd.	26,000	482,560	Fastenal Co.	17,700	892,788
Phillips-Van Heusen Corp.	19,000	1,039,870	Northern Trust Corp.	18,400	934,904	Flowserve Corp.	6,600	627,660
Strayer Education, Inc.	2,750	660,000	People's United Financial, Inc.	49,400	690,118	IHS, Inc.*	17,600	910,976
TJX Cos., Inc.	12,180	553,703	Signature Bank*	22,500	851,400	Iron Mountain, Inc.	41,000	1,005,320
Tractor Supply Co.	17,600	1,192,576	SVB Financial Group*	9,800	439,628	ITT Corp.	13,400	646,952
Urban Outfitters, Inc.*	24,500	889,350	Willis Group Holdings PLC	25,500	780,810	Jacobs Engineering Group, Inc.*	15,700	655,632
VF Corp.	15,000	1,160,250	WR Berkley Corp.	35,400	965,004	Joy Global, Inc.	11,200	571,200
WMS Industries, Inc.*	23,800	1,102,654			9,413,792	Precision Castparts Corp.	4,700	548,490
		13,296,957	Health Care 14.0%			Quanta Services, Inc.*	27,000	559,710
			Beckman Coulter, Inc.	16,450	944,888
Consumer Staples 4.6%			Bio-Rad Laboratories, Inc.*	8,786	822,106	Ritchie Bros Auctioneers, Inc.	37,800	770,364
Alberto-Culver Co.	35,200	968,704	CR Bard, Inc.	10,500	850,185	Roper Industries, Inc.	15,000	870,300
Church & Dwight Co., Inc.	15,800	1,039,798	Dentsply Int'l., Inc.	27,580	894,419	Stericycle, Inc.*	17,900	1,049,298
Flowers Foods, Inc.	48,260	1,192,505				Waste Connections, Inc.*	42,050	1,480,580
McCormick & Co., Inc.	22,500	867,825	Endo Pharmaceuticals Holdings, Inc.*	28,000	586,320			14,778,432
		4,068,832				Information Technology 17.4%
			Gen-Probe, Inc.*	20,400	896,784
Energy 7.2%			IDEXX Laboratories, Inc.*	7,900	499,596	Activision Blizzard, Inc.	57,700	620,275
Core Laboratories NV	8,100	1,101,438	Illumina, Inc.*	21,300	895,452	Altera Corp.	29,100	685,887
Newfield Exploration Co.*	13,500	702,810	Life Technologies Corp.*	21,100	1,056,266	Amdocs Ltd.*	30,325	864,263
Petrohawk Energy Corp.*	41,000	788,430	Mettler-Toledo Int'l., Inc.*	6,200	710,086	ANSYS, Inc.*	30,800	1,346,884
Range Resources Corp.	20,200	907,990	NuVasive, Inc.*	23,700	930,699	Citrix Systems, Inc.*	22,500	981,225
Southwestern Energy Co.*	24,200	910,162	Quality Systems, Inc.	11,900	702,576	Dolby Laboratories, Inc.*	23,900	1,577,639
Superior Energy Services, Inc.*	42,000	913,920	Resmed, Inc.*	7,200	452,808	FLIR Systems, Inc.*	35,925	1,023,503
			Techne Corp.	18,000	1,089,900	Harris Corp.	22,700	1,064,857

The accompanying notes are an integral part of the financial statements. 23

Sentinel Mid Cap Fund
(Continued)

		Space	Principal
		Value	Amount	Value
	Shares	(Note 2)	(M=$1,000)	(Note 2)
Intersil Corp.	42,800 $	569,668	Total Investments 99.2%
			(Cost $72,729,304)†	$ 87,415,403
McAfee, Inc.*	34,400	1,093,920
Nuance Communications, Inc.*	85,625	1,458,622	Other Assets in Excess of
Open Text Corp.*	33,750	1,437,750	Liabilities 0.8%	717,566
Polycom, Inc.*	34,400	1,033,032
Power Integrations, Inc.	25,600	869,888	Net Assets 100.0%	$ 88,132,969
Trimble Navigation Ltd.*	25,700	738,361
		15,365,774	* Non-income producing
Materials 5.9%			†	Cost for federal income tax purposes is $72,729,304. At May
			31, 2010 unrealized appreciation for federal income tax
AptarGroup, Inc.	22,570	899,640	purposes aggregated $14,686,099 of which $15,767,876
Ecolab, Inc.	16,000	755,680	related to appreciated securities and $1,081,777 related to
			depreciated securities.
Freeport-McMoRan Copper &			(a)	Return of capital paid during the fiscal period.
Gold, Inc.	5,500	385,275	ADR - American Depositary Receipt
Pactiv Corp.*	36,300	1,037,454
Sigma-Aldrich Corp.	13,000	692,640
Silgan Holdings, Inc.	22,000	627,660
Steel Dynamics, Inc.	51,700	758,439
		5,156,788
Telecommunication Services 0.5%
American Tower Corp.*	11,500	466,095
Utilities 1.0%
ITC Holdings Corp.	17,000	896,070
Total Domestic Common Stocks
(Cost $68,507,392)		82,134,722
Foreign Stocks & ADR's 2.7%
Israel 1.6%
NICE Systems Ltd. ADR*	45,525	1,357,556
United Kingdom 1.1%
Shire Ltd. ADR	16,300	997,723
Total Foreign Stocks & ADR's
(Cost $1,925,676)		2,355,279
Real Estate Investment Trusts 1.8%
Financials 1.8%
Digital Realty Trust, Inc.	16,000	910,560
Home Properties, Inc.(a)	14,700	714,861
Total Real Estate Investment Trusts
(Cost $996,255)		1,625,421
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Agency
Obligations 1.5%
Federal Home Loan Bank 0.7%
Agency Discount Notes:
0.14%, 06/02/10	600 M	599,998
Federal Home Loan Mortgage Corporation 0.8%
Agency Discount Notes:
0.14%, 06/07/10	700 M	699,983
Total U.S. Government
Agency Obligations
(Cost $1,299,981)		1,299,981

24 The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Value Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Health Care	19.0%	Industrials	10.8%
Financials	13.1%	Consumer Discretionary	10.3%
Energy	12.6%	Consumer Staples	9.0%
Information Technology	11.1%	Telecommunication Services	4.3%
		Materials	4.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Arch Capital Group Ltd.	7.0%	Ralcorp Holdings, Inc.	4.5%
Golar LNG Ltd.	6.8%	Thermo Fisher Scientific, Inc.	3.5%
Laboratory Corp of America Holdings	6.6%	IAC/InterActiveCorp	3.5%
Waste Connections, Inc.	5.5%	Discovery Communications, Inc. Series C	3.5%
Willis Group Holdings PLC	5.0%	NeuStar, Inc.	3.2%
		Total of Net Assets	49.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 89.1%			Thermo Fisher Scientific, Inc.*	122,450	$ 6,374,747	Norway 3.2%
Consumer Discretionary 10.3%			Warner Chilcott PLC*	228,000	5,271,360	Marine Harvest (a)	5,882,100	$ 4,698,908
DIRECTV*	52,408	$ 1,975,258			34,599,223	Wilh Wilhelmsen ASA (a)	61,000	1,153,744
Discovery Communications, Inc. Series C*	199,550	6,333,717	Industrials 8.2%					5,852,652
						Singapore 2.0%
Eastman Kodak Co.	217,560	1,227,038	Aegean Network, Marine Inc. Petroleum	135,500	3,121,920	Keppel Corp. Ltd. ADR	298,150	3,719,421
Jarden Corp.	169,000	4,919,590				Total Foreign Stocks & ADR's
			Republic Services, Inc.	66,915	1,948,565	(Cost $9,857,856)		9,937,920
Lions Gate Entertainment Corp.*	375,966	2,556,569	Waste Connections, Inc.*	283,100	9,967,951		Principal
					15,038,436		Amount	Value
Madison Square Garden, Inc.*	87,550	1,844,678	Information Technology 11.1%				(M=$1,000)	(Note 2)
		18,856,850	Arris Group, Inc.*	197,050	2,161,639	Corporate Short-Term Notes 1.7%
Consumer Staples 6.4%			Fidelity National Information			Southern Company
Kroger Co.	172,700	3,476,451	Services, Inc.	209,800	5,773,696	0.23%, 06/14/10	1,500 M	1,499,875
Ralcorp Holdings, Inc.*	135,758	8,154,983	IAC/InterActiveCorp*	271,300	6,363,341	UPS, Inc.
		11,631,434	NeuStar, Inc.*	274,450	5,870,485	0.13%, 06/04/10	1,500 M	1,499,984
Energy 12.4%					20,169,161	Total Corporate Short-Term Notes
						(Cost $2,999,859)		2,999,859
Golar LNG Ltd.	1,078,679	12,329,301	Materials 4.3%
Gulfmark Offshore, Inc.*	207,800	5,431,892	Compass Minerals Int'l. Inc	66,510	5,045,449	U.S. Government Obligations 3.4%
Paladin Energy Ltd.*	1,492,000	4,744,560	Crown Holdings, Inc.*	39,700	933,347	U.S. Government Agency
		22,505,753				Obligations 1.6%
Financials 13.1%			Int'l. Flavors & Fragrances,	40,169	1,787,520	Federal Home Loan Bank 1.6%
					7,766,316	Agency Discount Notes:
Arch Capital Group Ltd.*	174,350	12,818,212	Telecommunication Services 4.3%			0.16%, 06/02/10	3,000 M	2,999,987
Washington Federal, Inc.	110,550	1,910,304	Alaska Communications			U.S. Treasury
Willis Group Holdings PLC	297,700	9,115,574	Systems Group, Inc.	609,850	5,043,460	Obligations 1.8%
		23,844,090	SBA Communications Corp.*	87,100	2,876,913	0.148%, 06/10/10	3,200 M	3,199,881
Health Care 19.0%					7,920,373	Total U.S. Government Obligations
Hospira, Inc.*	17,725	922,764	Total Domestic Common Stocks			(Cost $6,199,868)		6,199,868
Inverness Medical			(Cost $141,672,002)		162,331,636
Innovations, Inc.*	165,100	5,747,131	Foreign Stocks & ADR's 5.4%
Laboratory Corp of America			Bermuda 0.2%
Holdings*	158,150	11,957,721	Golar LNG Energy Ltd. *	308,193	365,847
Quest Diagnostics, Inc.	82,000	4,325,500

The accompanying notes are an integral part of the financial statements. 25

Sentinel Mid Cap Value Fund
(Continued)

Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Total Investments 99.6%
	(Cost $160,729,585)†	$ 181,469,283

Other Assets in Excess of
	Liabilities 0.4%	639,957

	Net Assets 100.0%	$ 182,109,241

*	Non-income producing
†	Cost for federal income tax purposes is $160,729,585. At
May 31, 2010 unrealized appreciation for federal income tax
purposes aggregated $20,739,698 of which $27,522,932
related to appreciated securities and $6,783,234 related to
depreciated securities.
(a)	Fair valued.
ADR	- American Depositary Receipt

26 The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			17.3%
1 yr. to 2.99 yrs.			77.5%
3 yrs. to 3.99 yrs.			5.2%

Average Effective Duration (for all Fixed Income Holdings) 1.8 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHR 3507 AC	4.00%	06/15/27	4.8%	FNMA AD0861	4.00%	08/01/22	3.2%
FNR 09-88 DB	3.00%	10/25/20	4.2%	FNR 09-70 NM	3.25%	08/25/19	2.9%
FNR 09-113 DB	3.00%	12/25/20	4.1%	FHR 3567 ND	4.00%	12/15/17	2.6%
FNR 09-88 DC	3.25%	10/25/20	3.3%	FNR 3584 AB	4.50%	12/15/22	2.5%
FNR 09-70 NL	3.00%	08/25/19	3.2%	FHLMC G13797	4.00%	10/01/21	2.5%
				Total of Net Assets			33.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 98.4%			FHRR R005 AB			FHR 2766 PE
U.S. Government Agency			5.5%, 12/15/18	11,816 M	$ 12,328,524	5%, 10/15/29	16,211 M	$ 17,187,632
Obligations 98.4%			FHR 3645 EH			FHR 3570 PA
Federal Home Loan Bank 1.3%			3%, 12/15/20	38,154 M	39,017,746	5%, 07/15/31	4,947 M	5,256,771
			FHR 2503 PV			FHR 3581 MB
Agency Discount Notes:			6%, 12/15/20	11,091 M	11,478,153	5%, 09/15/31	37,081 M	39,009,453
.06%, 06/01/10	36,700 M	$ 36,700,000
			FHR 2692 QC			FHR 2551 TE
Federal Home Loan Mortgage			5%, 02/15/21	12,750 M	13,377,007	5.5%, 09/15/31	5,379 M	5,630,151
Corporation 35.5%
			FHR 2709 PD			FHR 2435 HL
Collateralized Mortgage Obligations:			5%, 03/15/21	15,000 M	15,753,813	6.5%, 09/15/31	2,193 M	2,237,060
FHR 2353 TD			FHR 3574 EA			FHR 3284 BA
6%, 09/15/16	138 M	148,913	3%, 09/15/21	50,456 M	51,552,869	4.5%, 02/15/32	17,140 M	17,889,341
FHR 3261 AG			FHR 2492 PE			FHR 3083 UB
5.5%, 01/15/17	11,788 M	12,411,947	6%, 01/15/22	1,781 M	1,826,985	4.5%, 06/15/32	6,908 M	7,231,596
FHR 2510 AJ			FHR 3559 AB			FHR 3033 JB
5%, 10/15/17	5,927 M	6,360,295	4.5%, 03/15/23	8,513 M	8,941,440	5.5%, 11/15/32	19,518 M	20,614,174
FHR 2508 CK			FHR 3571 BA			FHR 2991 QC
5%, 10/15/17	11,393 M	12,225,795	4.5%, 04/15/23	38,990 M	41,132,693	5%, 08/15/34	10,000 M	10,436,511
FHR 2530 BH			FHR 2922 EP			FHR 2927 ED
5%, 11/15/17	15,639 M	16,727,730	4.5%, 05/15/23	23,647 M	24,604,879	4%, 01/15/35	19,597 M	20,421,728
FHR 3562 AN			FHR 3165 JA			FHR 3238 LA
4%, 12/15/17	8,416 M	8,785,761	5.5%, 04/15/26	1,677 M	1,700,702	4.5%, 06/15/35	11,419 M	11,994,347
FHR 3567 ND			FHR 3507 AC			FHR 3638 PA
4%, 12/15/17	68,641 M	71,968,430	4%, 06/15/27	127,398 M	132,481,329	4.5%, 03/15/37	23,615 M	25,064,213
FHR 3604 AG			FHR 3176 HA					791,500,239
4%, 12/15/17	21,294 M	22,199,033	6%, 02/15/28	2,563 M	2,595,556	Mortgage-Backed Securities:
FHR 2629 BL			FHR 2978 CK			10-Year:
4.5%, 01/15/18	24,534 M	25,822,177	5.5%, 06/15/28	9,600 M	9,877,535	FHLMC E89015
FHR 2635 DG			FHR 2891 LC			6.5%, 04/01/12	97 M	100,434
4.5%, 01/15/18	6,379 M	6,716,011	5%, 08/15/29	36,500 M	38,558,173	FHLMC J00464
FHR 2642 WP			FHR 2953 PC			5%, 11/01/15	2,922 M	3,099,973
4.5%, 02/15/18	13,976 M	14,715,809	5.5%, 08/15/29	4,989 M	5,217,957			3,200,407

The accompanying notes are an integral part of the financial statements. 27

Sentinel Short Maturity Government Fund
(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
15-Year:			FHLMC G13317			FNR 08-55 NA
FHLMC E61405			5%, 02/01/19	1,790 M	$ 1,922,097	5%, 08/25/22	10,937 M	$ 11,560,907
7%, 08/01/10	515 $	523	FHLMC B12434			FNR 08-80 TJ
FHLMC E62686			4.5%, 03/01/19	4,873 M	5,168,214	5%, 09/25/22	22,525 M	23,791,685
7%, 01/01/11	4 M	3,773	FHLMC B13521			FNR 08-81 KA
FHLMC E00422			5%, 04/01/19	6,439 M	6,911,905	5%, 10/25/22	9,288 M	9,833,347
7%, 03/01/11	6 M	6,442	FHLMC J05907			FNR 03-42 EP
FHLMC M30121			6%, 08/01/19	4,357 M	4,713,603	4%, 11/25/22	6,815 M	7,086,004
5.5%, 05/01/11	30 M	30,109	FGCI J02774			FNR 3584 AB
FHLMC E00436			5%, 05/01/20	22,041 M	23,673,120	4.5%, 12/15/22	66,079 M	69,521,617
7%, 06/01/11	4 M	4,575	FGCI G12010			FNR 2010-3 GA
FHLMC E64484			5%, 11/01/20	8,632 M	9,271,044	4%, 02/25/25	18,445 M	19,285,523
7%, 06/01/11	221	229	FGCI G13628			FNR 03-86 OD
FHLMC M30123			4.5%, 06/01/21	20,086 M	21,319,984	5%, 06/25/28	15,000 M	15,589,956
6.5%, 07/01/11	10 M	10,272	FHLMC G13797			FNR 07-77 J
FHLMC E85491			4%, 10/01/21	65,966 M	68,834,750	5.5%, 10/25/28	3,037 M	3,086,141
6.5%, 09/01/11	17 M	17,353			184,792,240	FNR 03-24 UJ
FHLMC F70014			20-Year:			4.5%, 03/25/31	14,396 M	14,945,547
7.5%, 09/01/11	18 M	18,336	FHLMC C90035			FNR 03-1 PG
FHLMC E72904			6.5%, 11/01/13	96 M	102,982	5.5%, 09/25/31	12,724 M	13,348,048
8%, 11/01/11	631	637	FHLMC D94982			FNR 03-69 GH
FHLMC F70015			7%, 04/01/16	87 M	93,687	3.25%, 12/25/31	17,366 M	17,802,445
8%, 12/01/11	11 M	11,908	FHLMC D94230			FNR 03-69 GJ
FHLMC G10654			7.5%, 10/01/19	205 M	228,288	3.5%, 12/25/31	17,232 M	17,794,823
7%, 02/01/12	60 M	62,152			424,957	FNR 02-82 PD
FHLMC G10705			30-Year:			6%, 02/25/32	7,472 M	7,856,478
6.5%, 08/01/12	81 M	87,995	FHLMC 302609			FNR 03-76 PQ
FHLMC G11228			8%, 08/01/17	23 M	25,145	3.5%, 04/25/32	1,616 M	1,662,279
6.5%, 12/01/12	8 M	8,691	FHLMC G00100			FNR 05-105 TJ
FHLMC E94628			8%, 02/01/23	14 M	15,539	5.5%, 12/25/35	898 M	914,392
5%, 02/01/13	354 M	365,521	FHLMC A17291			FNR 09-3 HL
FHLMC E72131			6.5%, 11/01/33	1,717 M	1,893,996	5%, 02/25/39	10,685 M	11,325,446
6.5%, 08/01/13	67 M	72,449			1,934,680	FNR 09-32 BH
FHLMC G11135			Total Federal Home Loan			5.25%, 05/25/39	10,762 M	11,551,115
6.5%, 08/01/13	52 M	52,607	Mortgage Corporation		981,852,523			909,970,763
FHLMC E72178			Federal National Mortgage			Mortgage-Backed Securities:
6.5%, 09/01/13	32 M	35,013	Association 59.6%			FNMA 256980
FHLMC G10965			Collateralized Mortgage Obligations:			5%, 10/01/17	229 M	240,076
7.5%, 10/01/14	22 M	23,512	FNR 02-11 QC			FNMA 257039
FHLMC E82128			5.5%, 03/25/17	4,420 M	4,744,433	5%, 12/01/17	1,035 M	1,085,014
7%, 03/01/15	31 M	31,681	FNR 02-18 PC			FNMA 257099
FHLMC E00843			5.5%, 04/25/17	4,336 M	4,584,027	5%, 02/01/18	1,587 M	1,664,458
8%, 04/01/15	10 M	10,767	FNR 09-70 NL			FNMA 972931
FHLMC E01009			3%, 08/25/19	87,444 M	89,358,493	5%, 02/01/18	940 M	986,090
6.5%, 08/01/16	456 M	492,448	FNR 09-70 NM			FNMA 257149
FHLMC G11585			3.25%, 08/25/19	79,116 M	81,331,269	5%, 03/01/18	525 M	550,370
7%, 02/01/17	235 M	247,808	FNR 09-70 NQ			FNMA 257189
FHLMC E88357			3.5%, 08/25/19	66,336 M	68,598,569	5%, 04/01/18	78 M	81,787
6.5%, 03/01/17	78 M	83,910	FNR 09-78 NG			FNMA 257201
FGCI E93521			3.5%, 08/25/19	55,302 M	57,876,050	5%, 05/01/18	1,711 M	1,795,218
5%, 12/01/17	22,550 M	24,219,868	FNR 03-106 WD			FNMA 257245
FHLMC E98706			4.5%, 09/25/20	12,000 M	12,558,922	5%, 06/01/18	10,613 M	11,050,682
5%, 08/01/18	3,110 M	3,340,465	FNR 09-88 DB			FNMA 929527
FGCI B10742			3%, 10/25/20	113,067 M	116,594,472	5%, 06/01/18	480 M	503,372
4.5%, 11/01/18	2,349 M	2,493,801	FNR 09-88 DC			FNMA 257291
FHLMC B10643			3.25%, 10/25/20	87,144 M	90,298,453	5%, 07/01/18	12,194 M	13,030,278
5%, 11/01/18	2,255 M	2,421,965	FNR 09-113 DB			FNMA 257329
FGCI G13538			3%, 12/25/20	111,316 M	113,648,409	5%, 08/01/18	4,515 M	4,825,162
5%, 12/01/18	8,214 M	8,822,713	FNR 08-61 CA			FNMA 257378
			5%, 08/25/22	12,677 M	13,421,913	5%, 09/01/18	606 M	647,233

28 The accompanying notes are an integral part of the financial statements.

				Sentinel Short Maturity Government Fund
								(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 257428			FNMA 928247			FNMA 528088
5%, 10/01/18	2,735 M	$ 2,923,046	5.5%, 04/01/17	1,990 M	$ 2,101,081	5.5%, 05/01/14	26 M	$ 28,130
FNMA 257481			FNMA 256755			FNMA 536814
5%, 11/01/18	3,474 M	3,712,109	5%, 06/01/17	5,858 M	6,140,768	5.5%, 06/01/14	111 M	118,027
FNMA 995526			FNMA 975018			FNMA 576789
5%, 01/01/19	15,405 M	16,162,496	4.5%, 04/01/18	2,501 M	2,598,380	5.5%, 06/01/14	35 M	37,373
FNMA 930890			FNMA 257466			FNMA 768628
5%, 04/01/19	267 M	285,477	4.5%, 10/01/18	862 M	912,458	5.5%, 09/01/15	197 M	212,742
FNMA MA0113			FNMA 930285			FNMA 630985
5%, 05/01/19	796 M	850,585	4.5%, 11/01/18	567 M	599,813	7%, 09/01/15	172 M	181,890
FNMA 931517			FNMA 930225			FNMA 594601
5%, 07/01/19	106 M	113,052	4.5%, 12/01/18	1,788 M	1,892,340	8.5%, 10/01/15	13 M	14,549
FNMA 931715			FNMA 930284			FNMA 619191
5%, 08/01/19	1,854 M	1,981,015	4.5%, 12/01/18	801 M	832,126	6.5%, 12/01/15	348 M	376,227
FNMA 932111			FNMA 930348			FNMA 535631
5%, 10/01/19	108 M	114,963	4.5%, 01/01/19	2,555 M	2,704,149	7%, 12/01/15	317 M	343,797
		62,602,483	FNMA 257590			FNMA 594602
10-Year:			4.5%, 02/01/19	437 M	462,698	9%, 01/01/16	11 M	13,052
FNMA 253472			FNMA 931187			FNMA 609148
7.5%, 09/01/10	6 M	5,586	4.5%, 05/01/19	2,919 M	3,088,899	7%, 02/01/16	1,383 M	1,490,197
FNMA 253507					27,196,524	FNMA 535777
7.5%, 09/01/10	4 M	4,149	15-Year:			5.5%, 03/01/16	165 M	178,251
FNMA 595730			FNMA 325432			FNMA 663227
6.5%, 09/01/11	7 M	6,641	7%, 09/01/10	3 M	2,946	6%, 03/01/16	132 M	141,757
FNMA 603547			FNMA 324087			FNMA 574598
6.5%, 09/01/11	17 M	16,959	7%, 09/01/10	166	168	6%, 05/01/16	231 M	250,169
FNMA 254082			FNMA 313758			FNMA 545298
5.5%, 10/01/11	24 M	23,931	7%, 11/01/10	12	12	5.5%, 11/01/16	198 M	213,512
FNMA 254076			FNMA 250441			FNMA 614920
6.5%, 10/01/11	27 M	28,092	6.5%, 12/01/10	3 M	3,363	5.5%, 12/01/16	222 M	239,704
FNMA 254119			FNMA 303902			FNMA 792797
5.5%, 11/01/11	34 M	34,263	7%, 05/01/11	2 M	1,870	5.5%, 04/01/17	308 M	330,861
FNMA 254113			FNMA 303943			FNMA 668338
6.5%, 11/01/11	24 M	24,475	6.5%, 06/01/11	17 M	17,572	5%, 11/01/17	1,927 M	2,068,736
FNMA 254163			FNMA 250613			FNMA 671380
5.5%, 12/01/11	54 M	55,413	6.5%, 07/01/11	10 M	10,769	6%, 11/01/17	158 M	171,449
FNMA 254226			FNMA 367201			FNMA 889894
5.5%, 02/01/12	253 M	270,943	6.5%, 12/01/11	13 M	13,011	5%, 12/01/17	18,418 M	19,770,973
FNMA 633905			FNMA 250781			FNMA 650205
5.5%, 03/01/12	62 M	62,716	6.5%, 12/01/11	6 M	6,418	5%, 01/01/18	1,575 M	1,691,019
FNMA 644268			FNMA 367202			FNMA 931672
5.5%, 04/01/12	25 M	25,616	7%, 12/01/11	25 M	25,980	5%, 02/01/18	15,120 M	16,231,061
FNMA 254399			FNMA 370468			FNMA 931669
6.5%, 06/01/12	287 M	297,938	7%, 01/01/12	7 M	6,971	5%, 02/01/18	21,898 M	23,506,013
FNMA 254427			FNMA 390784			FNMA 679165
6.5%, 07/01/12	410 M	424,557	6%, 05/01/12	29 M	30,486	5.5%, 02/01/18	262 M	283,049
FNMA 254457			FNMA 251300			FNMA 685474
6.5%, 07/01/12	79 M	81,975	7%, 08/01/12	32 M	33,861	4.5%, 04/01/18	4,641 M	4,926,740
FNMA 254698			FNMA 433301			FNMA 720312
6.5%, 01/01/13	141 M	147,047	6.5%, 07/01/13	223 M	240,916	4.5%, 06/01/18	3,055 M	3,243,690
FNMA 254882			FNMA 512520			FNMA 726757
5%, 08/01/13	44 M	45,340	7%, 07/01/13	57 M	57,936	4.5%, 06/01/18	6,197 M	6,579,098
FNMA 780339			FNMA 426453			FNMA 555543
4.5%, 06/01/14	520 M	537,271	5.5%, 10/01/13	79 M	84,520	5%, 06/01/18	7,402 M	7,945,449
FNMA 255368			FNMA 446787			FNMA 729347
5.5%, 07/01/14	264 M	275,595	5.5%, 01/01/14	176 M	189,076	4%, 07/01/18	9,747 M	10,228,321
FNMA 256588			FNMA 447881			FNMA 728753
5%, 12/01/16	1,115 M	1,167,088	5.5%, 01/01/14	55 M	59,341	4%, 07/01/18	25,744 M	27,016,095
FNMA 256681			FNMA 496015			FNMA 555606
5%, 04/01/17	2,222 M	2,328,217	5.5%, 04/01/14	20 M	21,005	4%, 07/01/18	16,229 M	17,030,672

The accompanying notes are an integral part of the financial statements. 29

Sentinel Short Maturity Government Fund
(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 727341			FNMA 251716			GNMA 780859
4%, 07/01/18	22,867 M	$ 23,997,167	10.5%, 03/01/18	5 M	$ 5,752	7.5%, 09/15/13	4 M	$ 4,649
FNMA 728718			FNMA AD0861			GNMA 780978
4%, 07/01/18	13,810 M	14,492,608	4%, 08/01/22	83,226 M	87,339,133	6.5%, 02/15/14	751 M	801,570
FNMA 722106					87,595,058	GNMA 781109
4.5%, 07/01/18	3,148 M	3,341,682	30-Year:			7%, 11/15/14	1,947 M	2,098,966
FNMA 722060			FNMA 366221			GNMA 489953
4.5%, 07/01/18	9,380 M	9,957,606	9.5%, 03/01/11	2 M	1,668	6%, 12/15/16	34 M	36,327
FNMA 729583			FNMA 23					3,105,486
4.5%, 07/01/18	1,961 M	2,081,550	8.5%, 08/01/11	22	22	20-Year:
FNMA 728749			FNMA 124871			GNMA 628440
4%, 08/01/18	17,169 M	18,017,301	7%, 05/01/13	69 M	72,943	7%, 04/15/24	564 M	636,114
FNMA 723746			FNMA 454727			30-Year:
4%, 08/01/18	23,100 M	24,241,865	10.5%, 01/01/16	6 M	6,618	GNMA 495
FNMA 736280			FNMA 626664			10%, 02/20/16	312	343
4%, 08/01/18	18,453 M	19,365,241	6%, 04/01/17	227 M	245,821	Total Government National
FNMA 712165			FNMA 479421			Mortgage Corporation		56,058,698
5%, 08/01/18	2,559 M	2,747,256	7%, 09/01/21	59 M	65,064
FNMA 254919			FNMA 207530			Total Investments 98.4%
4%, 09/01/18	19,800 M	20,778,655	8.25%, 04/01/22	11 M	13,045	(Cost $2,699,087,893)†		2,724,745,410

FNMA 357440			FNMA 175123			Other Assets in Excess of
4.5%, 10/01/18	29,741 M	31,573,929	7.45%, 08/01/22	130 M	145,925	Liabilities 1.6%		43,603,342
FNMA 725284					551,106
7%, 11/01/18	1,344 M	1,418,686	Total Federal National
FNMA 735522			Mortgage Association		1,650,134,189	Net Assets 100.0%		$ 2,768,348,752
4%, 12/01/18	13,021 M	13,664,154	Government National Mortgage
FNMA 995940			Corporation 2.0%			† Cost for federal income tax purposes is $2,699,087,893. At
4%, 12/01/18	36,440 M	38,241,067	Collateralized Mortgage Obligations:			May 31, 2010 unrealized appreciation for federal income tax
						purposes aggregated $25,657,517 of which $27,217,884
FNMA 745571			GNR 02-41 TE			related to appreciated securities and $1,560,367 related to
4%, 01/01/19	16,502 M	17,318,126	6%, 07/16/31	4,206 M	4,332,047	depreciated securities.
FNMA 761247			GNR 09-68 HJ
4.5%, 01/01/19	2,305 M	2,446,654	4%, 11/16/31	26,085 M	27,380,323
FNMA 725346			GNR 03-3 LM
4%, 04/01/19	13,544 M	14,212,998	5.5%, 02/20/32	2,027 M	2,131,237
FNMA 255233			GNR 09-66 AJ
4%, 05/01/19	18,304 M	19,179,647	5%, 02/16/36	17,056 M	17,816,719
FNMA 995234					51,660,326
5%, 07/01/19	34,367 M	36,891,464	Mortgage-Backed Securities:
FNMA 890109			10-Year:
4.5%, 12/01/19	11,042 M	11,722,534	GNMA 634538
FNMA 888226			6%, 09/15/14	280 M	303,076
4%, 03/01/20	23,969 M	25,153,645	GNMA 634545
FNMA 811737			6.5%, 09/15/14	327 M	353,353
5%, 03/01/20	4,676 M	5,019,312			656,429
FNMA AD0873
4%, 09/01/20	47,959 M	50,254,020	15-Year:
FNMA 985670			GNMA 415068
6.5%, 10/01/21	1,493 M	1,618,196	6%, 01/15/11	2 M	1,886
FNMA AA8647			GNMA 780659
5%, 11/01/23	4,341 M	4,660,226	7.5%, 08/15/12	5 M	4,764
FNMA AC0317			GNMA II 2542
4.5%, 02/01/24	2,083 M	2,194,913	7%, 01/20/13	17 M	17,817
FNMA AC0318			GNMA 462328
5%, 06/01/24	1,826 M	1,958,929	6.5%, 04/15/13	35 M	37,357
		562,218,255	GNMA 780759
			6.5%, 04/15/13	83 M	86,681
20-Year:			GNMA 349029
FNMA 190659			7%, 04/15/13	10 M	10,452
7%, 02/01/14	70 M	75,445	GNMA 456869
FNMA 190697			6.5%, 05/15/13	5 M	5,017
7%, 03/01/14	162 M	174,728

30 The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.3%	Energy	6.0%
Industrials	18.5%	Materials	4.6%
Health Care	16.6%	Consumer Staples	3.9%
Consumer Discretionary	14.6%	Utilities	1.1%
Financials	12.3%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.9%	Diodes, Inc.	1.5%
Waste Connections, Inc.	1.8%	American Medical Systems Holdings, Inc.	1.5%
NICE Systems Ltd.	1.8%	Endurance Specialty Holdings Ltd.	1.5%
ANSYS, Inc.	1.6%	Iconix Brand Group, Inc.	1.5%
Core Laboratories NV	1.6%	Mantech Int'l. Corp.	1.5%
		Total of Net Assets	16.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
.
Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.5%						MedAssets, Inc.*	924,400	$ 20,974,636
Consumer Discretionary 14.6%			Superior Energy Services, Inc.*	1,080,000	$ 23,500,800	NuVasive, Inc.*	645,000	25,329,150
					115,585,959
Buffalo Wild Wings, Inc.*	585,000	$ 21,586,500	Financials 9.9%			Owens & Minor, Inc.	525,000	15,681,750
Dress Barn, Inc.*	775,000	21,227,250				Quality Systems, Inc.	418,500	24,708,240
Gildan Activewear, Inc.*	570,000	16,484,400	Affiliated Managers Group, Inc.*	170,000	12,180,500
Gymboree Corp.*	275,000	12,259,500	Bancorpsouth, Inc.	735,000	14,251,650	Sirona Dental Systems, Inc.*	485,000	17,159,300
Iconix Brand Group, Inc.*	1,725,000	28,031,250	East West Bancorp, Inc.	1,460,000	24,820,000	Techne Corp.	400,000	24,220,000
LKQ Corp.*	1,310,000	24,130,200				West Pharmaceutical Services, Inc.	405,000	15,936,750
Morningstar, Inc.*	320,000	15,616,000	Endurance Specialty Holdings Ltd.	765,000	28,381,500			301,292,226
Penn National Gaming, Inc.*	600,000	15,360,000	First Midwest Bancorp, Inc.	1,135,000	15,742,450	Industrials 18.5%
Phillips-Van Heusen Corp.	325,000	17,787,250	HCC Insurance Holdings, Inc.	895,000	22,437,650	Aerovironment, Inc.*	570,000	14,272,800
Strayer Education, Inc.	60,000	14,400,000				Clarcor, Inc.	605,000	21,937,300
Texas Roadhouse, Inc.*	1,610,000	23,506,000	Portfolio Recovery Associates, Inc.*	370,000	25,330,200	Copart, Inc.*	725,000	26,027,500
Tractor Supply Co.	405,000	27,442,800	Selective Insurance Group, Inc.	565,500	8,821,800	Corrections Corp. of America*	770,000	15,323,000
WMS Industries, Inc.*	450,000	20,848,500	Signature Bank*	530,000	20,055,200	Curtiss-Wright Corp.	525,000	17,388,000
Wolverine World Wide, Inc.	805,000	23,103,500	Stifel Financial Corp.*	365,000	18,494,550	Forward Air Corp.	500,000	13,685,000
		281,783,150			190,515,500	Gardner Denver, Inc.	360,600	16,421,724
Consumer Staples 3.9%			Health Care 15.7%
Alberto-Culver Co.	708,200	19,489,664	American Medical Systems			Healthcare Services Group, Inc.	990,000	19,908,900
Church & Dwight Co., Inc.	97,500	6,416,475	Holdings, Inc.*	1,270,000	28,651,200	Heartland Express, Inc.	1,445,000	22,462,525
Flowers Foods, Inc.	1,070,000	26,439,700	Bio-Rad Laboratories, Inc.*	210,000	19,649,700	IDEX Corp.	780,000	23,821,200
Hain Celestial Group, Inc.*	1,070,000	23,069,200				II-VI, Inc.*	390,000	13,072,800
		75,415,039	Catalyst Health Solutions, Inc.*	330,000	12,635,700	Kaydon Corp.	405,000	15,203,700
Energy 6.0%			Dionex Corp.*	200,000	15,750,000	Middleby Corp.*	281,200	15,834,372
CARBO Ceramics, Inc.	215,000	13,910,500				MSC Industrial Direct Co.	305,000	15,780,700
Comstock Resources, Inc.*	505,000	15,069,200	Endo Pharmaceuticals Holdings, Inc.*	520,000	10,888,800
Core Laboratories NV	225,000	30,595,500	Gen-Probe, Inc.*	380,000	16,704,800	Ritchie Bros Auctioneers, Inc.	995,000	20,278,100
Dril-Quip, Inc.*	295,000	14,369,450	Haemonetics Corp.*	415,000	22,385,100	Rollins, Inc.	595,800	12,666,708
Oil States Int'l., Inc.*	305,000	11,907,200	ICU Medical, Inc.*	405,000	12,887,100	Toro Co.	295,000	15,779,550
Resolute Energy Corp.*	495,100	6,233,309	Integra LifeSciences Holdings Corp.*	450,000	17,730,000	Wabtec Corp.	485,000	21,024,750

The accompanying notes are an integral part of the financial statements. 31

Sentinel Small Company Fund
(Continued)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Waste Connections, Inc.*	980,000	$ 34,505,800	Home Properties, Inc.(a)	340,000	$ 16,534,200
355,394,429	Total Real Estate Investment Trusts
Information Technology 17.5%	(Cost $39,694,774)	46,527,800
ANSYS, Inc.*	705,000	30,829,650	Principal
Amount	Value
Diodes, Inc.*	1,475,000	29,146,000	(M=$1,000)	(Note 2)
Factset Research Systems, Inc.	220,000	14,971,000	Corporate Short-Term Notes 1.8%
Hittite Microwave Corp.*	223,700	10,229,801	Chevron Funding
Intersil Corp.	995,000	13,243,450	0.2%, 06/02/10	15,000 M	14,999,917
Coca-Cola Co.
0.19%, 06/18/10	605 M	604,946
j2 Global Communications, Inc.*	930,000	21,520,200	0.23%, 07/20/10	2,625 M	2,624,178
Colgate Palmolive Co.
Jack Henry & Associates, Inc.	705,000	16,948,200	0.16%, 06/01/10	15,000 M	15,000,000
Mantech Int'l. Corp.*	600,000	27,738,000	Hewlett Packard
Micros Systems, Inc.*	735,000	25,137,000	0.23%, 06/21/10	500 M	499,936
Microsoft Corp.
Nuance Communications, Inc.*	1,040,400	17,723,214	0.2%, 07/21/10	500 M	499,861
Open Text Corp.*	865,000	36,849,000	Nestle Capital Corp.
Polycom, Inc.*	915,000	27,477,450	0.36%, 08/19/10	690 M	689,455
Total Corporate Short-Term Notes
Power Integrations, Inc.	565,000	19,198,700	(Cost $34,918,293)	34,918,293
Progress Software Corp.*	620,000	19,802,800	U.S. Government Agency
Riverbed Technology, Inc.*	377,200	10,082,556	Obligations 0.4%
Rofin-Sinar Technologies, Inc.*	655,000	15,634,850	Federal Home Loan Bank 0.4%
336,531,871	Agency Discount Notes:
0.1%, 06/04/10
Materials 4.6%	(Cost $6,999,941)	7,000 M	6,999,941
AptarGroup, Inc.	555,000	22,122,300	Total Investments 99.8%
Pactiv Corp.*	640,000	18,291,200	(Cost $1,611,739,152)†	1,919,950,428
Rockwood Holdings, Inc.*	495,000	12,840,300	Other Assets in Excess of
Silgan Holdings, Inc.	870,000	24,821,100	Liabilities 0.2%	4,357,524
Steel Dynamics, Inc.	655,000	9,608,850
87,683,750	Net Assets 100.0%	$ 1,924,307,952

Telecommunication Services 0.7%	*	Non-income producing
Cbeyond, Inc.*	860,000	13,441,800	†	Cost for federal income tax purposes is $1,611,739,152. At
Utilities 1.1%	May 31, 2010 unrealized appreciation for federal income tax
purposes aggregated $308,211,276 of which $349,970,777
Atmos Energy Corp.	370,000	10,034,400	related to appreciated securities and $41,759,501 related to
ITC Holdings Corp.	225,000	11,859,750	depreciated securities.
21,894,150	(a)	Return of capital paid during the fiscal period.
Total Domestic Common Stocks
(Cost $1,480,827,437)	1,779,537,874	ADR	-	American Depositary Receipt
Foreign Stocks & ADR's 2.7%	SBI	-	Shares Beneficial Interest
Ireland 0.9%
ICON PLC ADR*	646,000	17,971,720
Israel 1.8%
NICE Systems Ltd. ADR*	1,140,000	33,994,800
Total Foreign Stocks & ADR's
(Cost $49,298,707)	51,966,520
Real Estate Investment Trusts 2.4%
Financials 2.4%
Corporate Office Properties
Trust SBI MD(a)	395,000	14,974,450
Healthcare Realty Trust, Inc.(a)	655,000	15,019,150

32 The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.7%	Consumer Staples	11.0%
Health Care	14.3%	Consumer Discretionary	9.1%
Energy	12.7%	Telecommunication Services	3.6%
Industrials	12.6%	Materials	2.6%
Financials	12.2%	Utilities	2.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ConocoPhillips	2.8%	Transocean Ltd.	2.2%
Procter & Gamble Co.	2.7%	FedEx Corp.	2.1%
Canadian Pacific Railway Ltd.	2.4%	Danaher Corp.	2.0%
Int'l. Business Machines Corp.	2.4%	Johnson & Johnson	1.9%
PepsiCo, Inc.	2.3%	Emerson Electric Co.	1.9%
		Total of Net Assets	22.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
.
Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.1%			Financials 12.2%			Danaher Corp.	45,000	$ 3,572,100
Consumer Discretionary 9.1%			ACE Ltd.	30,000	$ 1,474,800	Emerson Electric Co.	75,000	3,483,000
Coach, Inc.	35,000	$ 1,438,850	Bank of America Corp.	70,000	1,101,800	FedEx Corp.	45,000	3,757,050
Gap, Inc.	50,000	1,090,000	Bank of New York Mellon Corp.	60,000	1,632,000	Parker Hannifin Corp.	40,000	2,458,400
McDonald's Corp.	31,367	2,097,511	Chubb Corp.	28,500	1,431,840	Precision Castparts Corp.	25,000	2,917,500
News Corp.	125,000	1,920,000	Goldman Sachs Group, Inc.	15,000	2,163,900			22,732,850
Nike, Inc.	40,000	2,895,200	JPMorgan Chase & Co.	72,774	2,880,395	Information Technology 16.5%
Omnicom Group, Inc.	35,000	1,328,250	MetLife, Inc.	30,000	1,214,700	Accenture PLC	50,000	1,876,000
Time Warner Cable, Inc.	45,000	2,462,850	Morgan Stanley	60,000	1,626,600	Activision Blizzard, Inc.	80,000	860,000
Time Warner, Inc.	75,000	2,324,250	The Travelers Cos., Inc.	50,000	2,473,500	Adobe Systems, Inc.*	25,000	802,000
TJX Cos., Inc.	20,000	909,200	Toronto-Dominion Bank	30,000	2,054,100	Broadcom Corp.	40,000	1,380,800
		16,466,111	US Bancorp	80,000	1,916,800	Check Point Software
Consumer Staples 11.0%			Wells Fargo & Co.	75,000	2,151,750	Technologies Ltd.*	50,000	1,533,500
CVS Caremark Corp.	100,000	3,463,000			22,122,185	Cisco Systems, Inc.*	100,000	2,316,000
HJ Heinz Co.	65,000	2,871,700	Health Care 12.8%			Dell, Inc.*	51,000	679,830
Kellogg Co.	50,000	2,671,500	Aetna, Inc.	60,000	1,749,600	Dolby Laboratories, Inc.*	20,000	1,320,200
Kraft Foods, Inc.	65,000	1,859,000	Amgen, Inc.*	20,000	1,035,600	EMC Corp.*	100,000	1,862,000
PepsiCo, Inc.	65,000	4,087,850	Becton Dickinson & Co.	36,594	2,609,152	Int'l. Business Machines Corp.	35,000	4,384,100
Procter & Gamble Co.	80,000	4,887,200	Bristol-Myers Squibb Co.	100,000	2,321,000	Juniper Networks, Inc.*	75,000	1,996,500
		19,840,250	Celgene Corp.*	35,000	1,846,600	KLA-Tencor Corp.	40,000	1,230,800
Energy 12.7%			Covidien PLC	25,000	1,059,750	Microsoft Corp.	101,624	2,621,899
Apache Corp.	11,900	1,065,526	Gen-Probe, Inc.*	25,000	1,099,000	NetApp, Inc.*	50,000	1,884,000
ConocoPhillips	97,241	5,042,918	Gilead Sciences, Inc.*	40,000	1,436,800	Teradata Corp.*	60,000	1,916,400
Devon Energy Corp.	40,000	2,554,000	Johnson & Johnson	60,000	3,498,000	Texas Instruments, Inc.	106,080	2,590,474
Marathon Oil Corp.	100,000	3,109,000	Merck & Co, Inc.	60,000	2,021,400	Visa, Inc.	8,500	615,910
Transocean Ltd.*	70,000	3,973,900	Pfizer, Inc.	150,000	2,284,500			29,870,413
Weatherford Int'l. Ltd.*	150,000	2,118,000	Zimmer Holdings, Inc.*	40,000	2,237,200	Materials 2.6%
Williams Cos., Inc.	150,000	2,962,500			23,198,602	Crown Holdings, Inc.*	100,000	2,351,000
XTO Energy, Inc.	50,000	2,137,000	Industrials 12.6%			Praxair, Inc.	30,000	2,328,000
		22,962,844	Bucyrus Int'l., Inc.	40,000	2,142,400			4,679,000
			Canadian Pacific Railway Ltd.	80,000	4,402,400	Telecommunication Services 2.3%
						AT&T, Inc.	100,000	2,430,000

The accompanying notes are an integral part of the financial statements. 33

Sentinel Sustainable Core Opportunities Fund
(Continued)

Space
		Value
	Shares	(Note 2)
Rogers Communications, Inc.	50,000	$ 1,701,500
		4,131,500
Utilities 2.3%
AES Corp.*	200,000	2,054,000
Allegheny Energy, Inc.	100,000	2,046,000
		4,100,000
Total Domestic Common Stocks
(Cost $180,956,363)		170,103,755
Foreign Stocks & ADR's 4.0%
Germany 1.2%
SAP AG ADR	50,000	2,121,500
Israel 1.5%
Teva Pharmaceutical
Industries Ltd. ADR	50,000	2,741,000
Mexico 1.3%
America Movil SA de CV ADR	50,000	2,367,000
Total Foreign Stocks & ADR's
(Cost $7,030,410)		7,229,500
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 0.9%
Johnson & Johnson
0.16%, 06/10/10
(Cost $1,699,932)	1,700 M	1,699,932
U.S. Treasury Obligations 0.6%
0.13%, 06/03/10
(Cost $999,993)	1,000 M	999,993
Total Investments 99.6%
(Cost $190,686,698)†		180,033,180

Other Assets in Excess of
Liabilities 0.4%		788,176

Net Assets 100.0%		$ 180,821,357

* Non-income producing
†	Cost for federal income tax purposes is $190,686,698. At
May 31, 2010 unrealized depreciation for federal income tax
purposes aggregated $10,653,518 of which $18,544,118
related to appreciated securities and $29,197,636 related to depreciated securities.
ADR	- American Depositary Receipt

34 The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.5%	Financials	7.4%
Consumer Discretionary	17.7%	Consumer Staples	6.4%
Health Care	14.1%	Materials	3.4%
Industrials	12.9%	Telecommunication Services	2.5%
Energy	10.7%	Utilities	2.0%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Dollar Tree, Inc.	3.1%	Life Technologies Corp.	2.3%
Dolby Laboratories, Inc.	2.9%	BE Aerospace, Inc.	2.3%
Express Scripts, Inc.	2.8%	VF Corp.	2.1%
AutoZone, Inc.	2.8%	Amphenol Corp.	2.1%
Cognizant Technology Solutions Corp.	2.6%	Aeropostale, Inc.	2.0%
		Total of Net Assets	25.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 95.5%						Parker Hannifin Corp.	5,000	$ 307,300
Consumer Discretionary 17.7%			St. Mary Land & Exploration Co.	30,000	$ 1,297,200	Precision Castparts Corp.	14,800	1,727,160
Aeropostale, Inc.*	75,450	$ 2,090,720			11,007,502	Ritchie Bros Auctioneers, Inc.	55,000	1,120,900
AutoZone, Inc.*	15,200	2,901,376	Financials 7.4%			Stericycle, Inc.*	31,000	1,817,220
Bed Bath & Beyond, Inc.*	35,700	1,601,859	Affiliated Managers Group, Inc.*	19,800	1,418,670			13,306,248
Darden Restaurants, Inc.	25,000	1,072,500	BlackRock, Inc.	9,000	1,510,920	Information Technology 21.5%
Dick's Sporting Goods, Inc.*	15,500	441,905	HCC Insurance Holdings, Inc.	40,200	1,007,814	Activision Blizzard, Inc.	110,000	1,182,500
Dollar General Corp.*	12,500	377,875	Invesco Ltd.	56,000	1,039,360	Amphenol Corp.	50,300	2,132,720
Dollar Tree, Inc.*	51,500	3,223,385	Northern Trust Corp.	25,000	1,270,250	Analog Devices, Inc.	20,000	583,400
Strayer Education, Inc.	2,500	600,000	T Rowe Price Group, Inc.	28,000	1,386,560	ANSYS, Inc.*	46,500	2,033,445
Tiffany & Co.	40,000	1,817,200			7,633,574	Broadcom Corp.	10,000	345,200
VF Corp.	28,500	2,204,475	Health Care 12.7%			Citrix Systems, Inc.*	20,300	885,283
Yum! Brands, Inc.	47,000	1,924,650
		18,255,945	BioMarin Pharmaceuticals, Inc.*	50,300	981,856	Cognizant Technology Solutions Corp.*	54,000	2,702,160
Consumer Staples 6.4%			Covance, Inc.*	20,000	1,055,200	Dolby Laboratories, Inc.*	44,500	2,937,445
Alberto-Culver Co.	50,000	1,376,000	CR Bard, Inc.	9,700	785,409	Equinix, Inc.*	20,000	1,840,200
Corn Products Int'l., Inc.	37,000	1,233,950	Express Scripts, Inc.*	29,000	2,917,400	Juniper Networks, Inc.*	16,300	433,906
HJ Heinz Co.	45,700	2,019,026	Gen-Probe, Inc.*	18,400	808,864	Maxim Integrated Products, Inc.	25,000	444,000
JM Smucker Co.	35,000	1,932,700				McAfee, Inc.*	40,500	1,287,900
		6,561,676	Laboratory Corp of America Holdings*	21,200	1,602,932	Molex, Inc. - Class A	100,000	1,759,000
Energy 10.7%			Life Technologies Corp.*	48,400	2,422,904
Consol Energy, Inc.	29,300	1,068,864	NuVasive, Inc.*	40,300	1,582,581	NetApp, Inc.*	50,000	1,884,000
			Wright Medical Group, Inc.*	60,000	985,800	Nuance Communications, Inc.*	99,000	1,686,465
Continental Resources, Inc.*	30,200	1,424,232			13,142,946			22,137,624
Core Laboratories NV	10,300	1,400,594	Industrials 12.9%			Materials 1.7%
FMC Technologies, Inc.*	18,000	1,046,700	BE Aerospace, Inc.*	88,800	2,408,256	Commercial Metals Co.	20,000	311,400
Noble Corp.	36,000	1,046,520	Donaldson Co., Inc.	25,600	1,104,640	Crown Holdings, Inc.*	46,000	1,081,460
Peabody Energy Corp.	41,000	1,597,360	Flowserve Corp.	18,500	1,759,350	Thompson Creek Metals Co., Inc.*	40,000	394,000
Petrohawk Energy Corp.*	15,300	294,219	Jacobs Engineering Group, Inc.*	27,000	1,127,520			1,786,860
Range Resources Corp.	15,400	692,230	Landstar System, Inc.	28,000	1,174,320	Telecommunication Services 2.5%
Southwestern Energy Co.*	30,300	1,139,583	Nordson Corp.	11,400	759,582	American Tower Corp.*	45,000	1,823,850

The accompanying notes are an integral part of the financial statements. 35

Sentinel Sustainable Growth Opportunities Fund
(Continued)

Value
Shares	(Note 2)
NII Holdings, Inc.*	20,300	$ 740,341
2,564,191
Utilities 2.0%
American Water Works Co., Inc.	21,000	427,140
ITC Holdings Corp.	31,000	1,634,010
2,061,150
Total Domestic Common Stocks
(Cost $88,604,535)	98,457,716
Exchange Traded Funds 1.7%
Materials 1.7%
SPDR Gold Trust*
(Cost $1,252,188)	15,000	1,783,500
Foreign Stocks & ADR's 1.4%
United Kingdom 1.4%
Shire Ltd. ADR
(Cost $1,254,933)	24,200	1,481,282
Principal
Amount	Value
(M=$1,000)	(Note 2)
U.S. Government Obligations 1.2%
U.S. Government Agency
Obligations 0.7%
Federal Home Loan Mortgage Corporation 0.7%
Agency Discount Notes:
0.14%, 06/01/10	735 M	735,000
U.S. Treasury
Obligations 0.5%
0.13%, 06/03/10	500 M	499,996
Total U.S. Government Obligations
(Cost $1,234,996)	1,234,996
Total Investments 99.8%
(Cost $92,346,652)†	102,957,494

Other Assets in Excess of
Liabilities 0.2%	157,840

Net Assets 100.0%	$ 103,115,334

*	Non-income producing
†	Cost for federal income tax purposes is $92,346,652. At May
31, 2010 unrealized appreciation for federal income tax
purposes aggregated $10,610,842 of which $17,410,945
related to appreciated securities and $6,800,103 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

36 The accompanying notes are an integral part of the financial statements.

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ˆƒ

Statement of Assets and Liabilities

at May 31, 2010 (Unaudited)

				Conservative	Georgia Municipal
	Balanced	Capital Growth	Common Stock	Allocation	Bond
Assets
Investments at value	$ 218,725,106	$ 114,860,075	$ 1,045,190,787	$ 98,155,516	$ 26,297,070
Cash	415,774	571,578	6,343,263	3,738,937	65,792
Receivable for securities sold	61,506	464,337	520,604	15,376	–
Receivable for fund shares sold	89,039	249,450	1,262,132	693,740	–
Receivable for interest	313,613	–	–	291,243	377,891
Receivable for dividends	387,341	226,696	2,535,547	113,113	–
Total Assets	219,992,379	116,372,136	1,055,852,333	103,007,925	26,740,753

Liabilities
Payable for securities purchased	–	–	–	75,113	–
Payable for fund shares repurchased	391,298	32,992	3,828,810	204,089	–
Accrued expenses	166,581	82,910	539,048	59,068	14,204
Management fee payable	103,978	71,017	602,348	47,883	10,219
Distribution fee payable (Class A Shares)	51,852	28,807	208,175	19,897	–
Distribution fee payable (Class B Shares)	2,799	–	5,383	2,959	–
Distribution fee payable (Class C Shares)	9,624	2,445	20,389	17,778	–
Distribution fee payable (Class D Shares)	2,154	–	–	–	–
Fund accounting fee payable	6,888	3,659	33,342	3,140	819
Deferred compensation	64,236	30,719	269,148	35,382	2,952
Unrealized depreciation on forward foreign currency
contracts	–	–	–	–	–
Total Liabilities	799,410	252,549	5,506,643	465,309	28,194
Net Assets Applicable to All Outstanding Shares	$ 219,192,969	$ 116,119,587	$ 1,050,345,690	$ 102,542,616	$ 26,712,559

Net Assets Represent
Capital stock at par value	$ 142,468	$ 74,826	$ 391,511	$ 94,049	$ 26,532
Paid-in capital	183,995,515	98,138,489	787,535,157	110,248,979	25,207,958
Accumulated undistributed (distributions in excess of) net
investment income (loss)	256,705	14,069	2,159,343	59,690	4,744
Accumulated undistributed net realized gain (loss) on
investments	620,707	(7,365,852)	(171,379)	(10,864,958)	250,238
Unrealized appreciation (depreciation) of investments and
foreign exchange	34,177,574	25,258,055	260,431,058	3,004,856	1,223,087
Net Assets	$ 219,192,969	$ 116,119,587	$ 1,050,345,690	$ 102,542,616	$ 26,712,559
Investments at Cost	$ 184,547,532	$ 89,602,020	$ 784,759,729	$ 95,149,336	$ 25,073,983

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 198,354,968	$ 109,864,307	$ 790,377,290	$ 77,444,013	N/A
Shares Outstanding	12,893,247	7,066,294	29,434,500	7,098,294	N/A
Net Asset Value per Share	$ 15.38	$ 15.55	$ 26.85	$ 10.91	N/A
Sales Charge**	0.81	0.82	1.41	0.57	N/A
Maximum Offering Price	$ 16.19	$ 16.37	$ 28.26	$ 11.48	N/A
Class B Shares*
Net Assets Applicable to Class B Shares/	$ 3,138,804	N/A	$ 6,011,760	$ 3,283,359	N/A
Shares Outstanding	203,012	N/A	231,624	301,946	N/A
Net Asset Value per Share***	$ 15.46	N/A	$ 25.95	$ 10.87	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 11,154,209	$ 2,932,895	$ 23,564,363	$ 21,815,244	N/A
Shares Outstanding	723,878	201,311	905,405	2,004,687	N/A
Net Asset Value per Share***	$ 15.41	$ 14.57	$ 26.03	$ 10.88	N/A
Class D Shares*
Net Assets Applicable to Class D Shares/	$ 3,255,595	N/A	N/A	N/A	N/A
Shares Outstanding	211,840	N/A	N/A	N/A	N/A
Net Asset Value per Share***	$ 15.37	N/A	N/A	N/A	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 3,289,393	$ 3,322,385	$ 230,392,277	N/A	$ 26,712,559
Shares Outstanding	214,763	214,975	8,579,548	N/A	2,653,226
Net Asset Value per Share***	$ 15.32	$ 15.45	$ 26.85	N/A	$ 10.07

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

38 The accompanying notes are an integral part of the financial statements.

		Statement of Assets and Liabilities
					(Continued)

	Government
	Securities	Growth Leaders	International Equity	Mid Cap^	Mid Cap Value
Assets
Investments at value	$ 703,984,981	$ 33,366,419	$ 143,655,143	$ 87,415,403	$ 181,469,283
Cash	17,391	530,964	1,605,865	521,860	178,718
Receivable for securities sold	52	–	378,271	357,662	3,331,491
Receivable for fund shares sold	2,682,205	106,200	182,819	172,572	248,440
Receivable for interest	2,607,810	–	–	–	–
Receivable for dividends	–	73,174	825,090	37,080	43,701
Total Assets	709,292,439	34,076,757	146,647,188	88,504,577	185,271,633

Liabilities
Payable to custodian bank-line of credit	–	–	–	–	464,800
Payable for securities purchased	–	–	412,783	125,338	2,034,855
Payable for fund shares repurchased	1,744,545	36,733	154,287	33,770	389,129
Accrued expenses	325,819	28,358	122,461	96,963	96,727
Management fee payable	240,504	26,394	89,825	53,451	120,425
Distribution fee payable (Class A Shares)	94,783	7,354	35,747	20,690	21,228
Distribution fee payable (Class C Shares)	60,434	2,057	2,856	2,097	14,416
Fund accounting fee payable	21,529	1,058	4,628	2,754	5,791
Deferred compensation	83,547	2,792	33,436	36,545	15,021
Unrealized depreciation on forward foreign currency
contracts	–	–	199	–	–
Total Liabilities	2,571,161	104,746	856,222	371,608	3,162,392
Net Assets Applicable to All Outstanding Shares	$ 706,721,278	$ 33,972,011	$ 145,790,966	$ 88,132,969	$ 182,109,241

Net Assets Represent
Capital stock at par value	$ 648,325	$ 33,351	$ 103,421	$ 60,864	$ 150,298
Paid-in capital	689,654,503	35,384,796	174,347,076	106,743,059	191,320,648
Accumulated undistributed (distributions in excess of) net
investment income (loss)	(506,111)	16,441	897,229	(406,139)	49,483
Accumulated undistributed net realized gain (loss) on
investments	9,755,342	(5,836,961)	(27,982,678)	(32,950,914)	(30,147,123)
Unrealized appreciation (depreciation) of investments and
foreign exchange	7,169,219	4,374,384	(1,574,082)	14,686,099	20,735,935
Net Assets	$ 706,721,278	$ 33,972,011	$ 145,790,966	$ 88,132,969	$ 182,109,241
Investments at Cost	$ 696,815,762	$ 28,992,035	$ 145,219,150	$ 72,729,304	$ 160,729,585

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 561,607,508	$ 28,490,311	$ 135,337,766	$ 79,587,359	$ 79,857,833
Shares Outstanding	51,523,290	2,776,496	9,593,562	5,477,191	6,628,982
Net Asset Value per Share	$ 10.90	$ 10.26	$ 14.11	$ 14.53	$ 12.05
Sales Charge**	0.45	0.54	0.74	0.76	0.63
Maximum Offering Price	$ 11.35	$ 10.80	$ 14.85	$ 15.29	$ 12.68
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 72,079,624	$ 2,362,762	$ 3,227,147	$ 2,519,966	$ 16,437,847
Shares Outstanding	6,608,875	246,677	233,872	198,782	1,436,617
Net Asset Value per Share***	$ 10.91	$ 9.58	$ 13.80	$ 12.68	$ 11.44
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 73,034,146	$ 3,118,938	$ 7,226,053	$ 6,025,644	$ 85,813,561
Shares Outstanding	6,700,384	311,931	514,621	410,388	6,964,192
Net Asset Value per Share***	$ 10.90	$ 10.00	$ 14.04	$ 14.68	$ 12.32

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 39

Statement of Assets and Liabilities
(Continued)

	Short Maturity		Sustainable Core	Sustainable Growth
	Government	Small Company	Opportunities	Opportunities
Assets
Investments at value	$ 2,724,745,410	$ 1,919,950,428	$ 180,033,180	$ 102,957,494
Cash	86,822	6,561,743	793,463	653,659
Receivable for securities sold	7,953	2,342,051	–	–
Receivable for fund shares sold	50,197,127	2,252,522	54,439	46,731
Receivable for interest	8,878,873	–	–	–
Receivable for dividends	–	1,045,103	322,585	56,776
Total Assets	2,783,916,185	1,932,151,847	181,203,667	103,714,660

Liabilities
Payable for securities purchased	–	3,134,568	–	223,435
Payable for fund shares repurchased	12,648,541	2,258,020	119,898	201,398
Accrued expenses	495,956	678,690	86,368	74,609
Management fee payable	923,535	984,360	110,988	62,451
Distribution fee payable (Class A Shares)	202,293	284,467	44,839	26,386
Distribution fee payable (Class B Shares)	–	16,736	–	–
Distribution fee payable (Class C Shares)	–	141,821	–	–
Distribution fee payable (Class S Shares)	1,112,219	–	–	–
Fund accounting fee payable	82,672	60,899	5,718	3,218
Deferred compensation	102,217	284,334	14,499	7,829
Unrealized depreciation on forward foreign currency
contracts	–	–	–	–
Total Liabilities	15,567,433	7,843,895	382,310	599,326
Net Assets Applicable to All Outstanding Shares	$ 2,768,348,752	$ 1,924,307,952	$ 180,821,357	$ 103,115,334

Net Assets Represent
Capital stock at par value	$ 2,976,967	$ 2,950,983	$ 167,161	$ 84,184
Paid-in capital	2,773,655,492	1,719,522,310	239,791,551	125,976,294
Accumulated undistributed (distributions in excess of) net
investment income (loss)	(9,132,398)	(2,507,507)	229,949	(389,425)
Accumulated undistributed net realized gain (loss) on
investments	(24,808,826)	(103,869,110)	(48,713,786)	(33,166,561)
Unrealized appreciation (depreciation) of investments and
foreign exchange	25,657,517	308,211,276	(10,653,518)	10,610,842
Net Assets	$ 2,768,348,752	$ 1,924,307,952	$ 180,821,357	$ 103,115,334
Investments at Cost	$ 2,699,087,893	$ 1,611,739,152	$ 190,686,698	$ 92,346,652

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 969,735,237	$ 1,083,438,751	$ 170,866,806	$ 101,989,713
Shares Outstanding	104,298,219	165,039,642	15,797,776	8,329,364
Net Asset Value per Share	$ 9.30	$ 6.56	$ 10.82	$ 12.24
Sales Charge**	0.09	0.35	0.57	0.64
Maximum Offering Price	$ 9.39	$ 6.91	$ 11.39	$ 12.88
Class B Shares*
Net Assets Applicable to Class B Shares/	N/A	$ 18,513,149	N/A	N/A
Shares Outstanding	N/A	3,566,316	N/A	N/A
Net Asset Value per Share***	N/A	$ 5.19	N/A	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$ 163,126,752	N/A	N/A
Shares Outstanding	N/A	27,440,994	N/A	N/A
Net Asset Value per Share***	N/A	$ 5.94	N/A	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	N/A	$ 659,229,300	$ 9,954,551	$ 1,125,621
Shares Outstanding	N/A	99,051,374	918,288	89,042
Net Asset Value per Share***	N/A	$ 6.66	$ 10.84	$ 12.64
Class S Shares*
Net Assets Applicable to Class S Shares/	$ 1,798,613,515	N/A	N/A	N/A
Shares Outstanding	193,398,448	N/A	N/A	N/A
Net Asset Value per Share***	$ 9.30	N/A	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

40 The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
(Continued)

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
** For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Allocation Fund, Growth Leaders Fund, International Equity Fund, Mid
Cap Fund, Mid Cap Value Fund, Small Company Fund, Sustainable Core Opportunities Fund and Sustainable Growth Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Georgia Municipal Bond Fund and Government Securities Fund, the maximum offering price is 1000/960 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share.
*** The maximum offering price is equal to the net asset value.
^ Name change. Formerly known as Sentinel Mid Cap Growth Fund.

The accompanying notes are an integral part of the financial statements. 41

Statement of Operations

(Unaudited)

	Balanced	Capital Growth	Common Stock	Conservative	Georgia Municipal
				Allocation	Bond
	For the Six	For the Six	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
	05/31/10	05/31/10	05/31/10	05/31/10	05/31/10
Investment Income
Income:
Dividends	$ 1,622,699	$ 984,008	$ 10,742,692	$ 512,267 *	$ 149
Interest	1,382,759	879	5,854	1,161,153	481,814
Total Income	$ 3,005,458	$ 984,887	$ 10,748,546	$ 1,673,420	$ 481,963
Expenses:
Management advisory fee	619,932	431,623	3,573,333	276,131	61,222
Transfer agent fees	253,462	151,092	757,123	100,694	21,193
Custodian fees	9,675	5,255	31,550	6,600	1,300
Distribution expense (Class A Shares)	308,780	175,301	1,249,594	115,399	31 **
Distribution expense (Class B Shares)	19,765	–	37,386	23,883	–
Distribution expense (Class C Shares)	55,482	14,416	114,598	93,511	–
Distribution expense (Class D Shares)	14,450	–	–	–	–
Distribution expense (Class S Shares)	–	–	–	–	–
Accounting and administration services	41,260	22,314	199,074	18,168	4,924
Auditing fees	9,350	4,650	34,500	3,600	2,001
Legal fees	8,675	3,575	39,450	2,100	801
Reports and notices to shareholders	16,150	11,350	52,200	5,300	1,000
Registration and filing fees	43,569	35,107	69,771	34,561	3,004
Directors' and Chief Compliance Officer's fees and
expenses	14,785	7,617	57,500	7,334	1,394
Other	27,491	7,960	40,564	4,965	3,282
Total Expenses	1,442,826	870,260	6,256,643	692,246	100,152
Net Investment Income (Loss)	1,562,632	114,627	4,491,903	981,174	381,811
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,405,950	631,896	2,609,105	1,076,625	233,151
Foreign currency transactions	–	–	–	(752)	–
Net realized gain (loss)	1,405,950	631,896	2,609,105	1,075,873	233,151
Net change in unrealized appreciation (depreciation)
during the period:
Investments	(2,523,140)	(2,828,825)	(17,920,197)	(1,740,131)	(182,418)
Foreign currency transactions	–	–	–	(1,425)	–

Net change in unrealized appreciation (depreciation)	(2,523,140)	(2,828,825)	(17,920,197)	(1,741,556)	(182,418)
Net Realized and Unrealized Gain
(Loss) on Investments	(1,117,190)	(2,196,929)	(15,311,092)	(665,683)	50,733
Net Increase (Decrease) in Net Assets
from Operations	$ 445,442	$ (2,082,302)	$ (10,819,189)	$ 315,491	$ 432,544

See notes to Statement of Operations at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

42 †he accompanying notes are an integral part of the financial statements.

					Statement of Operations
						(Continued)

Government					Short Maturity
	Growth Leaders	International Equity	Mid Cap^	Mid Cap Value		Small Company
Securities					Government
For the Six	For the Six	For the Six	For the Six	For the Six	For the Six	For the Six
Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
05/31/10	05/31/10	05/31/10	05/31/10	05/31/10	05/31/10	05/31/10

$ –	$ 318,441	$ 2,429,058 *	$ 373,307	$ 1,319,463 *	$ –	$ 7,119,375
15,159,259	131	939	815	6,253	34,809,836	44,211
$ 15,159,259	$ 318,572	$ 2,429,997	$ 374,122	$ 1,325,716	$ 34,809,836	$ 7,163,586

1,494,385	158,459	564,410	310,614	713,238	4,887,753	5,698,655
529,898	40,680	235,998	171,783	211,663	666,903	1,636,807
25,900	1,580	48,350	7,000	8,600	78,000	62,350
579,298	44,142	222,589	118,009	127,121	1,116,452	1,658,778
–	–	7,583 ***	8,249 ****	–	–	124,548
353,572	12,457	17,843	11,864	86,377	–	826,024
–	–	–	–	–	–	–
–	–	–	–	–	5,654,390	–
132,662	6,371	29,180	16,057	34,413	434,288	353,273
28,500	1,150	5,250	1,275	6,800	94,000	67,000
28,000	1,125	3,950	5,225	6,300	90,000	61,500
22,700	2,100	15,550	16,100	10,000	85,000	96,000
64,047	33,380	36,752	39,432	40,204	149,359	73,917

41,010	1,709	10,847	6,326	10,862	124,432	103,277
48,984	2,161	29,060	8,273	8,247	206,276	91,220
3,348,956	305,314	1,227,362	720,207	1,263,825	13,586,853	10,853,349
11,810,303	13,258	1,202,635	(346,085)	61,891	21,222,983	(3,689,763)

12,965,774	(21,878)	(841,808)	4,674,157	13,922,117	3,511,433	52,122,281
–	–	(32,173)	–	(10,206)	–	–
12,965,774	(21,878)	(873,981)	4,674,157	13,911,911	3,511,433	52,122,281

(13,815,730)	(1,537,765)	(13,221,727)	2,274,741	(5,407,720)	(1,646,879)	138,791,997
–	–	(37,284)	–	(3,746)	–	–

(13,815,730)	(1,537,765)	(13,259,011)	2,274,741	(5,411,466)	(1,646,879)	138,791,997

(849,956)	(1,559,643)	(14,132,992)	6,948,898	8,500,445	1,864,554	190,914,278

$ 10,960,347	$ (1,546,385)	$ (12,930,357)	$ 6,602,813	$ 8,562,336	$ 23,087,537	$ 187,224,515

The accompanying notes are an integral part of the financial statements. 43

Statement of Operations
(Continued)

	Sustainable Core	Sustainable Growth
	Opportunities	Opportunities
	For the Six	For the Six
	Months Ended	Months Ended
	05/31/10	05/31/10
Investment Income
Income:
Dividends	$ 1,555,529	$ 388,157
Interest	1,993	791
Total Income	$ 1,557,522	$ 388,948
Expenses:
Management advisory fee	676,193	371,727
Transfer agent fees	231,426	176,032
Custodian fees	6,725	4,850
Distribution expense (Class A Shares)	272,718	157,078
Accounting and administration services	34,959	19,217
Auditing fees	5,000	5,100
Legal fees	6,200	2,825
Reports and notices to shareholders	13,500	7,050
Registration and filing fees	24,807	22,843
Directors' and Chief Compliance Officer's fees and
expenses	11,029	4,488
Other	6,695	3,519
Total Expenses	1,289,252	774,729
Net Investment Income (Loss)	268,270	(385,781)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,305,096)	1,452,431
Foreign currency transactions	–	–
Net realized gain (loss)	(2,305,096)	1,452,431
Net change in unrealized appreciation (depreciation)
during the period:
Investments	1,690,542	6,673,339
Foreign currency transactions	–	–
Net change in unrealized appreciation (depreciation)	1,690,542	6,673,339
Net Realized and Unrealized Gain
(Loss) on Investments	(614,554)	8,125,770
Net Increase (Decrease) in Net Assets
from Operations	$ (346,284)	$ 7,739,989

Amounts designated as "-" are either $0 or have been rounded to $0.

^ Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
* Net of foreign tax withholding of $6,575 in the Sentinel Conservative Allocation Fund, $268,005 in the Sentinel International Equity Fund and $5,212 in
the Sentinel Mid Cap Value Fund.
** All outstanding shares of the Sentinel Georgia Municipal Bond Fund Class A were converted into Sentinel Georgia Municipal Bond Fund Class I shares following the close of business on January 15, 2010.
*** All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on March 19, 2010.
**** All outstanding shares of the Sentinel Mid Cap Fund Class B were converted into Sentinel Mid Cap Fund Class A shares following the close of business on March 19, 2010.

44 The accompanying notes are an integral part of the financial statements.

This page intentionally left blank

45

Statement of Changes in Net Assets

	Balanced		Capital Growth
	Six Months		Six Months
	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended
	(Unaudited)	11/30/09	(Unaudited)	11/30/09
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 1,562,632	$ 3,797,842	$ 114,627	$ 348,119
Net realized gain (loss) on sales of investments	1,405,950	2,499,045	631,896	5,223,731
Net change in unrealized appreciation (depreciation)	(2,523,140)	34,427,720	(2,828,825)	23,793,310
Net increase (decrease) in net assets from operations	445,442	40,724,607	(2,082,302)	29,365,160

Distributions to Shareholders
From net investment income
Class A Shares	(1,625,883)	(3,935,612)	(250,154)	(174,756)
Class B Shares	(6,930)	(62,067)	–	–
Class C Shares	(36,853)	(81,546)	–	–
Class D Shares	(4,550)	(58,443)	–	–
Class I Shares	(19,537)	(59,698)	(6,055)	(13,633)
From net realized gain on investments
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Class D Shares	–	–	–	–
Class I Shares	–	–	–	–
Total distributions to shareholders	(1,693,753)	(4,197,366)	(256,209)	(188,389)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	13,988,011	25,995,153	5,512,534	10,569,478
Class B Shares	26,190	259,182	–	–
Class C Shares	2,483,842	4,921,037	215,260	440,763
Class D Shares	24,175	11,058	–	–
Class I Shares	221,065	393,224	138,119	381,738
Net asset value of shares issued in Fund reorganizations
Class I Shares issued upon conversion
from Class A Shares	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	1,443,117	3,470,971	202,482	141,703
Class B Shares	6,479	58,427	–	–
Class C Shares	32,648	72,915	–	–
Class D Shares	4,538	57,482	–	–
Class I Shares	18,267	55,819	5,713	12,887
	18,248,332	35,295,268	6,074,108	11,546,569
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(18,874,660)	(34,064,099)	(10,686,818)	(18,397,084)
Class A Shares reacquired upon
conversion into Class I Shares	–	–	–	–
Class B Shares	(1,583,949)	(3,736,089)	–	–
Class C Shares	(1,248,903)	(2,098,413)	(144,857)	(416,797)
Class D Shares	(1,103,995)	(3,688,178)	–	–
Class I Shares	(155,693)	(364,753)	(186,276)	(491,044)

Increase (decrease) in net assets from capital stock transactions	(4,718,868)	(8,656,264)	(4,943,843)	(7,758,356)
Total Increase (Decrease) in Net Assets for period	(5,967,179)	27,870,977	(7,282,354)	21,418,415
Net Assets: Beginning of period	$ 225,160,148	$ 197,289,171	$ 123,401,941	$ 101,983,526
Net Assets: End of period	$ 219,192,969	$ 225,160,148	$ 116,119,587	$ 123,401,941
Accumulated Undistributed Net Investment Income (Loss)	$ 256,705	$ 387,826	$ 14,069	$ 155,651
See notes to Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

46 The accompanying notes are an integral part of the financial statements.

				Statement of Changes in Net Assets
							(Continued)

Common Stock		Conservative Allocation		Georgia Municipal Bond		Government Securities
Six Months		Six Months		Six Months		Six Months
Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended
(Unaudited)	11/30/09	(Unaudited)	11/30/09	(Unaudited)	11/30/09	(Unaudited)	11/30/09

$ 4,491,903	$ 9,763,810	$ 981,174	$ 2,698,243	$ 381,811	$ 883,328	$ 11,810,303	$ 24,192,884
2,609,105	287,648	1,075,873	(2,375,171)	233,151	580,665	12,965,774	19,965,367
(17,920,197)	218,031,247	(1,741,556)	15,933,952	(182,418)	1,402,779	(13,815,730)	16,146,179
(10,819,189)	228,082,705	315,491	16,257,024	432,544	2,866,772	10,960,347	60,304,430

(2,569,258)	(7,232,902)	(908,717)	(2,362,876)	(220)*+	(25,997)*	(10,349,701)	(20,601,528)
–	(6,696)	(31,016)	(245,925)	–	–	–	–
–	(34,871)	(142,560)	(327,792)	–	–	(954,412)	(1,341,595)
–	–	–	–	–	–	–	–
(1,274,568)	(2,619,207)	–	–	(387,812)*	(861,992)*	(1,593,969)	(4,450,432)

–	–	–	–	(2,501)+	(2,691)	(12,784,544)	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	(1,484,954)	–
–	–	–	–	–	–	–	–
–	–	–	–	(561,049)	(69,030)	(2,046,207)	–
(3,843,826)	(9,893,676)	(1,082,293)	(2,936,593)	(951,582)	(959,710)	(29,213,787)	(26,393,555)

31,217,396	78,772,778	14,666,527	23,302,824	– +	5,442	110,918,519	403,301,108
95,646	438,790	131,354	774,276	–	–	–	–
5,675,547	6,370,654	7,075,339	6,727,967	–	–	17,139,939	60,215,474
–	–	–	–	–	–	–	–
28,335,051	75,213,415	–	–	835,597	2,884,553	10,218,096	51,920,786

–	–	–	–	121,986 +	–	–	–

2,069,715	5,795,531	679,546	1,603,776	2,669 +	22,733	18,781,737	16,473,907
–	6,380	24,446	182,265	–	–	–	–
–	27,401	106,474	250,890	–	–	1,309,129	682,136
–	–	–	–	–	–	–	–
209,788	741,950	–	–	5,940	2,860	813,626	1,000,691
67,603,143	167,366,899	22,683,686	32,841,998	966,192	2,915,588	159,181,046	533,594,102

(53,585,263)	(99,241,159)	(13,684,080)	(24,552,707)	– +	(1,084,743)	(160,221,218)	(234,118,362)

–	–	–	–	(121,986)+	–	–	–
(2,576,952)	(6,313,396)	(3,081,910)	(8,248,531)	–	–	–	–
(2,226,335)	(5,005,277)	(1,947,169)	(3,053,416)	–	–	(13,308,525)	(10,350,496)
–	–	–	–	–	–	–	–
(24,923,973)	(50,650,499)	–	–	(1,754,629)	(5,995,989)	(32,271,133)	(65,192,392)

(15,709,380)	6,156,568	3,970,527	(3,012,656)	(910,423)	(4,165,144)	(46,619,830)	223,932,852
(30,372,395)	224,345,597	3,203,725	10,307,775	(1,429,461)	(2,258,082)	(64,873,270)	257,843,727
$ 1,080,718,085	$ 856,372,488	$ 99,338,891	$ 89,031,116	$ 28,142,020	$ 30,400,102	$ 771,594,548	$ 513,750,821
$ 1,050,345,690	$ 1,080,718,085	$ 102,542,616	$ 99,338,891	$ 26,712,559	$ 28,142,020	$ 706,721,278	$ 771,594,548
$ 2,159,343	$ 1,511,266	$ 59,690	$ 160,809	$ 4,744	$ 10,965	$ (506,111)	$ 581,668

The accompanying notes are an integral part of the financial statements. 47

Statement of Changes in Net Assets
(Continued)

	Growth Leaders		International Equity
	Six Months		Six Months
	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended
	(Unaudited)	11/30/09	(Unaudited)	11/30/09
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 13,258	$ 22,556	$ 1,202,635	$ 1,331,075
Net realized gain (loss) on sales of investments	(21,878)	(3,629,519)	(873,981)	(12,954,791)
Net change in unrealized appreciation (depreciation)	(1,537,765)	11,713,681	(13,259,011)	59,277,091
Net increase (decrease) in net assets from operations	(1,546,385)	8,106,718	(12,930,357)	47,653,375

Distributions to Shareholders
From net investment income
Class A Shares	(22,056)	–	(1,595,322)	(2,300,157)
Class B Shares	–	–	– ++	–
Class C Shares	–	–	–	(3,978)
Class S Shares	–	–	–	–
Class I Shares	(609)	–	(105,134)	(145,278)
Return of Capital
Class A Shares	–	–	–	–
Class B Shares	–	–	– ++	–
Class C Shares	–	–	–	–
Class S Shares	–	–	–	–
Class I Shares	–	–	–	–
Total distributions to shareholders	(22,665)	–	(1,700,456)	(2,449,413)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	4,731,979	15,483,057	10,633,054	16,466,615
Class B Shares	–	–	27,567 ++	122,685
Class C Shares	300,444	910,718	458,284	553,642
Class S Shares	–	–	–	–
Class I Shares	76,350	236,500	1,050,717	1,279,418
Net asset value of shares issued in Fund reorganizations
Class A Shares issued upon conversion
from Class B Shares	–	–	2,305,694 ++	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	17,972	–	1,455,948	2,087,639
Class B Shares	–	–	– ++	–
Class C Shares	–	–	–	3,411
Class S Shares	–	–	–	–
Class I Shares	47	–	96,798	135,588
	5,126,792	16,630,275	16,028,062	20,648,998
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(5,400,402)	(9,717,671)	(13,504,503)	(26,083,253)
Class B Shares	–	–	(536,280)++	(1,592,685)
Class B Shares reacquired upon
conversion into Class A Shares	–	–	(2,305,694)++	–
Class C Shares	(336,427)	(577,922)	(538,019)	(1,461,900)
Class S Shares	–	–	–	–
Class I Shares	(10,391)	(2,000,000)	(834,691)	(1,535,915)

Increase (decrease) in net assets from capital stock transactions	(620,428)	4,334,682	(1,691,125)	(10,024,755)
Total Increase (Decrease) in Net Assets for period	(2,189,478)	12,441,400	(16,321,938)	35,179,207
Net Assets: Beginning of period	$ 36,161,489	$ 23,720,089	$ 162,112,904	$ 126,933,697
Net Assets: End of period	$ 33,972,011	$ 36,161,489	$ 145,790,966	$ 162,112,904
Accumulated Undistributed Net Investment Income (Loss)	$ 16,441	$ 25,848	$ 897,229	$ 1,395,050
See notes to Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "-" are either $0 or have been rounded to $0.

48 The accompanying notes are an integral part of the financial statements.

				Statement of Changes in Net Assets
							(Continued)

Mid Cap^		Mid Cap Value		Short Maturity Government		Small Company
Six Months		Six Months		Six Months		Six Months
Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended
(Unaudited)	11/30/09	(Unaudited)	11/30/09	(Unaudited)	11/30/09	(Unaudited)	11/30/09

$ (346,085)	$ (610,891)	$ 61,891	$ (3,078)	$ 21,222,983	$ 18,858,908	$ (3,689,763)	$ (3,944,391)
4,674,157	(14,786,279)	13,911,911	(41,075,515)	3,511,433	2,296,660	52,122,281	(151,223,446)
2,274,741	33,686,704	(5,411,466)	90,792,249	(1,646,879)	26,782,341	138,791,997	472,702,721
6,602,813	18,289,534	8,562,336	49,713,656	23,087,537	47,937,909	187,224,515	317,534,884

–	–	–	(141,931)	(12,316,901)	(14,458,829)	–	–
– @	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	(18,074,024)	(8,759,237)	–	–
–	–	–	(301,924)	–	–	–	–

–	–	–	(157,759)	–	–	–	–
– @	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	(335,592)	–	–	–	–
–	–	–	(937,206)	(30,390,925)	(23,218,066)	–	–

4,387,021	6,369,549	9,857,920	27,639,691	516,399,289	790,630,942	122,289,681	400,812,613
25,318 @	48,869	–	–	–	–	39,057	333,729
243,642	332,286	925,317	2,939,736	–	–	9,380,808	39,706,877
–	–	–	–	1,204,053,073	1,165,727,480	–	–
324,812	809,300	7,711,165	13,636,502	–	–	134,375,484	450,743,554

2,673,822 @	–	–	–	–	–	–	–

–	–	–	253,343	9,795,395	11,757,065	–	–
– @	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	14,669,122	7,106,007	–	–
–	–	–	393,718	–	–	–	–
7,654,615	7,560,004	18,494,402	44,862,990	1,744,916,879	1,975,221,494	266,085,030	891,596,773

(7,728,503)	(17,947,557)	(16,650,169)	(35,927,075)	(331,495,094)	(217,099,188)	(191,811,807)	(272,052,024)
(421,240)@	(1,574,963)	–	–	–	–	(13,877,354)	(24,254,534)

(2,673,822)@	–	–	–	–	–	–	–
(261,992)	(635,082)	(2,429,100)	(4,956,348)	–	–	(15,229,485)	(27,861,646)
–	–	–	–	(492,839,079)	(144,212,010)	–	–
(348,889)	(941,538)	(9,496,971)	(27,343,868)	–	–	(163,065,120)	(66,256,455)

(3,779,831)	(13,539,136)	(10,081,838)	(23,364,301)	920,582,706	1,613,910,296	(117,898,736)	501,172,114
2,822,982	4,750,398	(1,519,502)	25,412,149	913,279,318	1,638,630,139	69,325,779	818,706,998
$ 85,309,987	$ 80,559,589	$ 183,628,743	$ 158,216,594	$ 1,855,069,434	$ 216,439,295	$ 1,854,982,173	$ 1,036,275,175
$ 88,132,969	$ 85,309,987	$ 182,109,241	$ 183,628,743	$ 2,768,348,752	$ 1,855,069,434	$ 1,924,307,952	$ 1,854,982,173
$ (406,139)	$ (60,054)	$ 49,483	$ (12,408)	$ (9,132,398)	$ 35,544	$ (2,507,507)	$ 1,182,256

The accompanying notes are an integral part of the financial statements. 49

Statement of Changes in Net Assets
(Continued)

	Sustainable Core Opportunities		Sustainable Growth Opportunities^^
	Six Months		Six Months
	Ended 05/31/10	Year Ended	Ended 05/31/10	Year Ended
	(Unaudited)	11/30/09	(Unaudited)	11/30/09
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 268,270	$ 723,734	$ (385,781)	$ (907,223)
Net realized gain (loss) on sales of investments	(2,305,096)	(9,213,698)	1,452,431	(13,897,391)
Net change in unrealized appreciation (depreciation)	1,690,542	50,614,687	6,673,339	39,318,869
Net increase (decrease) in net assets from operations	(346,284)	42,124,723	7,739,989	24,514,255

Distributions to Shareholders
From net investment income
Class A Shares	(577,622)	(758,007)	–	–
Class C Shares	–	– #	–	– ##
Class I Shares	(92,925)	(94,935)	–	–
From net realized gain on investments
Class A Shares	–	–	–	(5,473,542)
Class C Shares	–	– #	–	(18,683)##
Class I Shares	–	–	–	(59,203)
Return of Capital
Class A Shares	–	–	–	(90)
Class C Shares	–	– #	–	– ##
Class I Shares	–	–	–	(1)
Total distributions to shareholders	(670,547)	(852,942)	–	(5,551,519)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	3,718,641	7,153,107	2,567,787	4,997,569
Class C Shares	–	3,914 #	–	8,825 ##
Class I Shares	1,951,451	2,156,020	68,858	169,522
Net asset value of shares issued in Fund reorganizations
Class A Shares issued upon conversion from Class C Shares	–	375,807 #	–	327,505 ##
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	555,812	726,896	–	5,240,037
Class C Shares	–	– #	–	1,095 ##
Class I Shares	82,299	85,163	–	57,944
	6,308,203	10,500,907	2,636,645	10,802,497
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(13,091,136)	(24,011,325)	(8,830,453)	(15,715,093)
Class C Shares	–	– #	–	– ##
Class C Shares reacquired upon conversion into Class A Shares	–	(375,807)#	–	(327,505)##
Class I Shares	(3,149,834)	(4,998,769)	(139,522)	(306,524)
Increase (decrease) in net assets from capital stock transactions	(9,932,767)	(18,884,994)	(6,333,330)	(5,546,625)
Total Increase (Decrease) in Net Assets for period	(10,949,598)	22,386,787	1,406,659	13,416,111
Net Assets: Beginning of period	$ 191,770,955	$ 169,384,168	$ 101,708,675	$ 88,292,564
Net Assets: End of period	$ 180,821,357	$ 191,770,955	$ 103,115,334	$ 101,708,675
Accumulated Undistributed Net Investment Income (Loss)	$ 229,949	$ 632,226	$ (389,425)	$ (3,644)
Amounts designated as "-" are either $0 or have been rounded to $0.

* Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.
+ All outstanding shares of the Sentinel Georgia Municipal Bond Fund Class A were converted into Sentinel Georgia Municipal Bond Fund Class I shares following the close of business on January 15, 2010.
++ All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on March 19, 2010.
^ Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
^^ Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
@ All outstanding shares of the Sentinel Mid Cap Fund Class B were converted into Sentinel Mid Cap Fund Class A shares following the close of business on March 19, 2010.
# All outstanding shares of the Sentinel Sustainable Core Opportunities Fund Class C were converted into Sentinel Sustainable Core Opportunities Fund
Class A shares following the close of business on July 31, 2009.
## All outstanding shares of the Sentinel Sustainable Growth Opportunities Fund Class C were converted into Sentinel Sustainable Growth Opportunities
Fund Class A shares following the close of business on July 31, 2009.

50 The accompanying notes are an integral part of the financial statements.

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  51

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Balanced Class A
	11/30/05	$16.83	$ 0 .32	$ 0 .86	$ 1 .18	$ 0 .34	$ 0 .82	$ –	$ 1 .16	$16.85
	11/30/06	16.85	0 .37	1 .53	1 .90	0 .38	0 .36	–	0 .74	18.01
	11/30/07	18.01	0 .38	1 .12	1 .50	0 .38	0 .43	–	0 .81	18.70
	11/30/08	18.70	0 .34	(4 .60)	(4 .26)	0 .37	1 .11	–	1 .48	12.96
	11/30/09	12.96	0 .27	2 .55	2 .82	0 .30	–	–	0 .30	15.48
	05/31/10(U)	15.48	0 .11	(0 .09)	0 .02	0 .12	–	–	0 .12	15.38
Balanced Class B
	11/30/05	16.89	0 .18	0 .86	1 .04	0 .20	0 .82	–	1 .02	16.91
	11/30/06	16.91	0 .23	1 .53	1 .76	0 .23	0 .36	–	0 .59	18.08
	11/30/07	18.08	0 .23	1 .12	1 .35	0 .22	0 .43	–	0 .65	18.78
	11/30/08	18.78	0 .18	(4 .63)	(4 .45)	0 .20	1 .11	–	1 .31	13.02
	11/30/09	13.02	0 .12	2 .55	2 .67	0 .13	–	–	0 .13	15.56
	05/31/10(U)	15.56	0 .01	(0 .08)	(0 .07)	0 .03	–	–	0 .03	15.46
Balanced Class C
	11/30/05	16.84	0 .16	0 .87	1 .03	0 .19	0 .82	–	1 .01	16.86
	11/30/06	16.86	0 .21	1 .52	1 .73	0 .22	0 .36	–	0 .58	18.01
	11/30/07	18.01	0 .20	1 .13	1 .33	0 .21	0 .43	–	0 .64	18.70
	11/30/08	18.70	0 .18	(4 .61)	(4 .43)	0 .19	1 .11	–	1 .30	12.97
	11/30/09	12.97	0 .14	2 .55	2 .69	0 .16	–	–	0 .16	15.50
	05/31/10(U)	15.50	0 .05	(0 .09)	(0 .04)	0 .05	–	–	0 .05	15.41
Balanced Class D
	11/30/05	16.80	0 .26	0 .86	1 .12	0 .28	0 .82	–	1 .10	16.82
	11/30/06	16.82	0 .33	1 .53	1 .86	0 .32	0 .36	–	0 .68	18.00
	11/30/07	18.00	0 .32	1 .11	1 .43	0 .32	0 .43	–	0 .75	18.68
	11/30/08	18.68	0 .19	(4 .61)	(4 .42)	0 .19	1 .11	–	1 .30	12.96
	11/30/09	12.96	0 .10	2 .53	2 .63	0 .13	–	–	0 .13	15.46
	05/31/10(U)	15.46	0 .01	(0 .08)	(0 .07)	0 .02	–	–	0 .02	15.37
Balanced Class I
	11/30/07(A)	18.43	0 .14	0 .26	0 .40	0 .12	–	–	0 .12	18.71
	11/30/08	18.71	0 .36	(4 .61)	(4 .25)	0 .43	1 .11	–	1 .54	12.92
	11/30/09	12.92	0 .21	2 .54	2 .75	0 .29	–	–	0 .29	15.38
	05/31/10(U)	15.38	0 .12	(0 .09)	0 .03	0 .09	–	–	0 .09	15.32
Capital Growth Class A
	06/30/05	19.43	(0 .13)	0 .49	0 .36	–	0 .37	–	0 .37	19.42
	06/30/06	19.42	(0 .10)	1 .98	1 .88	–	2 .50	–	2 .50	18.80
	11/30/06(B)	18.80	(0 .01)	1 .03	1 .02	–	–	–	–	19.82
	11/30/07	19.82	0 .03	2 .83	2 .86	–	1 .36	–	1 .36	21.32
	11/30/08	21.32	0 .02	(7 .62)	(7 .60)	0 .02	1 .40	0 .18	1 .60	12.12
	11/30/09	12.12	0 .05	3 .73	3 .78	0 .02	–	–	0 .02	15.88
	05/31/10(U)	15.88	0 .02	(0 .32)	(0 .30)	0 .03	–	–	0 .03	15.55
Capital Growth Class C
	06/30/06(C)	19.45	(0 .12)	(0 .61)	(0 .73)	–	–	–	–	18.72
	11/30/06(B)	18.72	(0 .13)	1 .03	0 .90	–	–	–	–	19.62
	11/30/07	19.62	(0 .29)	2 .70	2 .41	–	1 .36	–	1 .36	20.67
	11/30/08	20.67	(0 .22)	(7 .30)	(7 .52)	–	1 .40	0 .18	1 .58	11.57
	11/30/09	11.57	(0 .12)	3 .53	3 .41	–	–	–	–	14.98
	05/31/10(U)	14.98	(0 .11)	(0 .30)	(0 .41)	–	–	–	–	14.57
Capital Growth Class I
	11/30/07(A)	20.32	0 .05	0 .98	1 .03	–	–	–	–	21.35
	11/30/08	21.35	0 .05	(7 .61)	(7 .56)	0 .10	1 .40	0 .18	1 .68	12.11
	11/30/09	12.11	0 .02	3 .71	3 .73	0 .06	–	–	0 .06	15.78
	05/31/10(U)	15.78	0 .02	(0 .32)	(0 .30)	0 .03	–	–	0 .03	15.45

52 The accompanying notes are an integral part of the financial statements.

						Financial Highlights
						(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

7 .36	$239,882	1 .12	1 .14	1 .14	1 .93	1 .93	187
11 .64	249,398	1 .10	1 .11	1 .11	2 .18	2 .18	209
8 .60	248,429	1 .10	1 .11	1 .11	2 .12	2 .12	138
(24 .65)	174,612	1 .13	1 .14	1 .14	2 .11	2 .11	90
22 .16	202,968	1 .20	1 .20	1 .20	1 .99	1 .99	80
0 .13++	198,355	1 .18+	1 .18+	1 .18+	1 .46+	1 .46+	74 ++

6 .42	27,012	2 .02	2 .03	2 .03	1 .03	1 .03	187
10 .72	23,445	1 .99	2 .00	2 .00	1 .28	1 .28	209
7 .65	16,847	1 .99	2 .00	2 .00	1 .22	1 .22	138
(25 .42)	7,215	2 .11	2 .11	2 .11	1 .11	1 .11	90
20 .74	4,678	2 .36	2 .36	2 .36	0 .90	0 .90	80
(0 .48)++	3,139	2 .50+	2 .50+	2 .50+	0 .12+	0 .12+	74 ++

6 .35	6,449	2 .09	2 .10	2 .10	0 .97	0 .97	187
10 .56	7,299	2 .06	2 .07	2 .07	1 .22	1 .22	209
7 .56	7,757	2 .10	2 .11	2 .11	1 .13	1 .13	138
(25 .41)	5,633	2 .15	2 .15	2 .15	1 .10	1 .10	90
21 .00	9,963	2 .15	2 .15	2 .15	1 .00	1 .00	80
(0 .25)++	11,154	2 .04+	2 .04+	2 .04+	0 .60+	0 .60+	74 ++

6 .98	21,692	1 .41	1 .42	1 .42	1 .65	1 .65	187
11 .41	22,897	1 .37	1 .38	1 .38	1 .92	1 .92	209
8 .19	11,293	1 .42	1 .43	1 .43	1 .77	1 .77	138
(25 .38)	7,200	2 .08	2 .08	2 .08	1 .16	1 .16	90
20 .50	4,327	2 .55	2 .55	2 .55	0 .71	0 .71	80
(0 .47)++	3,256	2 .51+	2 .51+	2 .51+	0 .12+	0 .12+	74 ++

2 .14++	3,618	0 .69+	0 .69+	0 .69+	2 .82+	2 .82+	138 ++
(24 .64)	2,629	1 .02	1 .02	1 .02	2 .22	2 .22	90
21 .69	3,225	1 .62	1 .62	1 .62	1 .56	1 .56	80
0 .21++	3,289	1 .14+	1 .14+	1 .14+	1 .49+	1 .49+	74 ++

1 .85	174,818	1 .69	1 .69	1 .69	(0 .61)	(0 .61)	63
9 .94	131,400	1 .66	1 .66	1 .66	(0 .53)	(0 .53)	39
5 .43++	124,054	1 .26+	1 .27+	1 .27+	(0 .12)+	(0 .12)+	8 ++
15 .40	183,262	1 .27	1 .28	1 .28	0 .14	0 .14	24
(38 .47)	97,020	1 .33	1 .34	1 .34	0 .12	0 .12	19
31 .26	117,019	1 .45	1 .45	1 .45	0 .37	0 .37	26
(1 .87)++	109,864	1 .37+	1 .37+	1 .37+	0 .23+	0 .23+	15 ++

(3 .75)++	172	3 .11+	3 .12+	3 .12+	(1 .99)+	(1 .99)+	39 ++
4 .81++	247	2 .81+	2 .82+	2 .82+	(1 .65)+	(1 .65)+	8 ++
13 .12	3,150	2 .83	2 .84	2 .84	(1 .42)	(1 .42)	24
(39 .34)	2,265	2 .80	2 .80	2 .80	(1 .34)	(1 .34)	19
29 .47	2,948	2 .79	2 .79	2 .79	(0 .98)	(0 .98)	26
(2 .74)++	2,933	3 .09+	3 .09+	3 .09+	(1 .49)+	(1 .49)+	15 ++

5 .07++	4,579	0 .84+	0 .85+	0 .85+	0 .88+	0 .88+	24 ++
(38 .37)	2,699	1 .19	1 .20	1 .20	0 .26	0 .26	19
30 .97	3,435	1 .65	1 .65	1 .65	0 .16	0 .16	26
(1 .92)++	3,322	1 .35+	1 .35+	1 .35+	0 .24+	0 .24+	15 ++

See notes to Financial Highlights at the end of the schedule. 53

Financial Highlights
(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment on securities (both		Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment (from realized		Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Common Stock Class A
	11/30/05	$31.24	$ 0 .25	$ 2 .79	$ 3 .04	$ 0 .28	$ 2 .80	$ –	$ 3 .08	$31.20
	11/30/06	31.20	0 .28	4 .23	4 .51	0 .30	1 .40	–	1 .70	34.01
	11/30/07	34.01	0 .30	3 .18	3 .48	0 .27	1 .42	–	1 .69	35.80
	11/30/08	35.80	0 .28	(12 .34)	(12 .06)	0 .30	1 .84	–	2 .14	21.60
	11/30/09	21.60	0 .24	5 .61	5 .85	0 .24	–	–	0 .24	27.21
	05/31/10(U)	27.21	0 .11	(0 .38)	(0 .27)	0 .09	–	–	0 .09	26.85
Common Stock Class B
	11/30/05	30.76	(0 .01)	2 .74	2 .73	0 .05	2 .80	–	2 .85	30.64
	11/30/06	30.64	(0 .02)	4 .15	4 .13	0 .02	1 .40	–	1 .42	33.35
	11/30/07	33.35	(0 .04)	3 .11	3 .07	–	1 .42	–	1 .42	35.00
	11/30/08	35.00	(0 .05)	(12 .05)	(12 .10)	–	1 .84	–	1 .84	21.06
	11/30/09	21.06	(0 .08)	5 .46	5 .38	0 .01	–	–	0 .01	26.43
	05/31/10(U)	26.43	(0 .11)	(0 .37)	(0 .48)	–	–	–	–	25.95
Common Stock Class C
	11/30/05	30.68	(0 .07)	2 .76	2 .69	0 .04	2 .80	–	2 .84	30.53
	11/30/06	30.53	(0 .05)	4 .14	4 .09	0 .02	1 .40	–	1 .42	33.20
	11/30/07	33.20	(0 .03)	3 .09	3 .06	–	1 .42	–	1 .42	34.84
	11/30/08	34.84	0 .02	(12 .01)	(11 .99)	0 .02	1 .84	–	1 .86	20.99
	11/30/09	20.99	–	5 .47	5 .47	0 .05	–	–	0 .05	26.41
	05/31/10(U)	26.41	(0 .02)	(0 .36)	(0 .38)	–	–	–	–	26.03
Common Stock Class I
	11/30/07(D)	35.31	0 .27	0 .44	0 .71	0 .20	–	–	0 .20	35.82
	11/30/08	35.82	0 .42	(12 .35)	(11 .93)	0 .43	1 .84	–	2 .27	21.62
	11/30/09	21.62	0 .33	5 .62	5 .95	0 .34	–	–	0 .34	27.23
	05/31/10(U)	27.23	0 .15	(0 .38)	(0 .23)	0 .15	–	–	0 .15	26.85
Conservative Allocation^ Class A
	11/30/05	11.82	0 .41	(0 .15)	0 .26	0 .43	0 .23	–	0 .66	11.42
	11/30/06	11.42	0 .42	0 .60	1 .02	0 .46	0 .21	–	0 .67	11.77
	11/30/07	11.77	0 .38	0 .39	0 .77	0 .49	0 .19	–	0 .68	11.86
	11/30/08	11.86	0 .38	(2 .23)	(1 .85)	0 .37	0 .12	–	0 .49	9.52
	11/30/09	9.52	0 .32	1 .49	1 .81	0 .34	–	–	0 .34	10.99
	05/31/10(U)	10.99	0 .12	(0 .07)	0 .05	0 .13	–	–	0 .13	10.91
Conservative Allocation^ Class B
	11/30/05	11.80	0 .31	(0 .15)	0 .16	0 .34	0 .23	–	0 .57	11.39
	11/30/06	11.39	0 .34	0 .58	0 .92	0 .37	0 .21	–	0 .58	11.73
	11/30/07	11.73	0 .29	0 .40	0 .69	0 .40	0 .19	–	0 .59	11.83
	11/30/08	11.83	0 .27	(2 .22)	(1 .95)	0 .28	0 .12	–	0 .40	9.48
	11/30/09	9.48	0 .24	1 .48	1 .72	0 .25	–	–	0 .25	10.95
	05/31/10(U)	10.95	0 .06	(0 .07)	(0 .01)	0 .07	–	–	0 .07	10.87
Conservative Allocation^ Class C
	11/30/05	11.80	0 .33	(0 .14)	0 .19	0 .37	0 .23	–	0 .60	11.39
	11/30/06	11.39	0 .31	0 .59	0 .90	0 .34	0 .21	–	0 .55	11.74
	11/30/07	11.74	0 .26	0 .41	0 .67	0 .38	0 .19	–	0 .57	11.84
	11/30/08	11.84	0 .28	(2 .22)	(1 .94)	0 .29	0 .12	–	0 .41	9.49
	11/30/09	9.49	0 .22	1 .51	1 .73	0 .26	–	–	0 .26	10.96
	05/31/10(U)	10.96	0 .07	(0 .07)	–	0 .08	–	–	0 .08	10.88
Georgia Municipal Bond Class I
	10/31/05	10.16	0 .31	(0 .31)	–	0 .31	0 .01	–	0 .32	9.84
	10/31/06	9.84	0 .30	0 .05	0 .35	0 .30	0 .04	–	0 .34	9.85
	10/31/07	9.85	0 .30	(0 .06)	0 .24	0 .30	0 .05	–	0 .35	9.74
	11/30/07(E)	9.74	0 .03	0 .08	0 .11	0 .03	–	–	0 .03	9.82
	11/30/08	9.82	0 .31	(0 .14)	0 .17	0 .30	0 .05	–	0 .35	9.64
	11/30/09	9.64	0 .30	0 .64	0 .94	0 .30	0 .02	–	0 .32	10.26
	05/31/10(U)	10.26	0 .14	0 .02	0 .16	0 .14	0 .21	–	0 .35	10.07

54 The accompanying notes are an integral part of the financial statements.

						Financial Highlights
						(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

10 .51	$1,071,523	1 .04	1 .05	1 .05	0 .83	0 .83	26
15 .18	1,114,097	1 .10	1 .10	1 .13	0 .88	0 .86	13
10 .62	1,110,318	1 .10	1 .10	1 .11	0 .88	0 .87	16
(35 .74)	669,694	1 .16	1 .16	1 .16	0 .93	0 .93	17
27 .36	820,777	1 .24	1 .24	1 .24	1 .03	1 .03	19
(1 .02)++	790,377	1 .18+	1 .18+	1 .18+	0 .78+	0 .78+	8 ++

9 .49	53,970	1 .98	1 .99	1 .99	(0 .11)	(0 .11)	26
14 .08	47,559	2 .05	2 .06	2 .08	(0 .08)	(0 .11)	13
9 .54	34,582	2 .08	2 .09	2 .10	(0 .11)	(0 .12)	16
(36 .45)	12,409	2 .20	2 .20	2 .20	(0 .15)	(0 .15)	17
25 .57	8,528	2 .68	2 .68	2 .68	(0 .37)	(0 .37)	19
(1 .82)++	6,012	2 .76+	2 .76+	2 .76+	(0 .83)+	(0 .83)+	8 ++

9 .41	9,585	2 .09	2 .09	2 .09	(0 .20)	(0 .20)	26
14 .00	14,869	2 .12	2 .13	2 .16	(0 .12)	(0 .15)	13
9 .56	22,498	2 .06	2 .07	2 .07	(0 .08)	(0 .08)	16
(36 .30)	15,113	2 .03	2 .03	2 .03	0 .06	0 .06	17
26 .12	20,592	2 .25	2 .25	2 .25	0 .02	0 .02	19
(1 .44)++	23,564	2 .10+	2 .10+	2 .10+	(0 .13)+	(0 .13)+	8 ++

2 .02++	203,315	0 .71+	0 .71+	0 .72+	1 .33+	1 .32+	16 ++
(35 .45)	159,157	0 .72	0 .72	0 .72	1 .39	1 .39	17
27 .91	230,822	0 .82	0 .82	0 .82	1 .44	1 .44	19
(0 .86)++	230,392	0 .85+	0 .85+	0 .85+	1 .10+	1 .10+	8 ++

2 .27	55,829	1 .15	1 .16	1 .16	3 .60	3 .60	174
9 .31	38,175	1 .25	1 .26	1 .26	3 .73	3 .73	204
6 .77	38,193	1 .26	1 .28	1 .28	3 .21	3 .21	254
(16 .14)	65,919	1 .15	1 .16	1 .16	3 .45	3 .45	306
19 .51	76,374	1 .16	1 .16	1 .16	3 .15	3 .15	149
0 .45++	77,444	1 .18+	1 .18+	1 .18+	2 .15+	2 .15+	129 ++

1 .42	14,037	1 .98	1 .98	1 .98	2 .78	2 .78	174
8 .37	12,007	2 .12	2 .13	2 .13	2 .87	2 .87	204
5 .99	10,403	2 .04	2 .07	2 .07	2 .43	2 .43	254
(16 .99)	12,275	2 .07	2 .08	2 .08	2 .49	2 .49	306
18 .50	6,201	2 .06	2 .06	2 .06	2 .45	2 .45	149
(0 .06)++	3,283	2 .24+	2 .24+	2 .24+	1 .07+	1 .07+	129 ++

1 .62	9,875	1 .84	1 .85	1 .85	2 .91	2 .91	174
8 .23	6,540	2 .23	2 .24	2 .24	2 .74	2 .74	204
5 .82	7,479	2 .23	2 .25	2 .25	2 .24	2 .24	254
(16 .92)	10,836	1 .98	2 .00	2 .00	2 .58	2 .58	306
18 .55	16,764	2 .02	2 .02	2 .02	2 .22	2 .22	149
0 .02++	21,815	1 .98+	1 .98+	1 .98+	1 .35+	1 .35+	129 ++

0 .00	54,231	0 .81	0 .81	0 .81	3 .06	3 .06	15
3 .66	42,514	0 .88	0 .88	0 .88	3 .05	3 .05	16
2 .46	32,900	0 .81	0 .81	0 .81	3 .07	3 .07	19
1 .11++	32,558	0 .61+	0 .62+	0 .62+	3 .33+	3 .33+	0 ++
1 .76	29,298	0 .68	0 .69	0 .69	3 .16	3 .16	11
9 .90	28,020	0 .69	0 .69	0 .69	2 .96	2 .96	21
1 .59++	26,713	0 .74+	0 .74+	0 .74+	2 .81+	2 .81+	15 ++

See notes to Financial Highlights at the end of the schedule. 55

Financial Highlights
(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Government Securities Class A
	11/30/05	$10.42	$ 0 .43	$ (0 .21)	$ 0 .22	$ 0 .45	$ –	$ –	$ 0 .45	$10.19
	11/30/06	10.19	0 .47	0 .06	0 .53	0 .48	–	–	0 .48	10.24
	11/30/07	10.24	0 .48	0 .15	0 .63	0 .48	–	–	0 .48	10.39
	11/30/08	10.39	0 .46	0 .19	0 .65	0 .47	–	–	0 .47	10.57
	11/30/09	10.57	0 .40	0 .62	1 .02	0 .44	–	–	0 .44	11.15
	05/31/10(U)	11.15	0 .18	–	0 .18	0 .19	0 .24	–	0 .43	10.90
Government Securities Class C
	11/30/06(F)	9.96	0 .17	0 .29	0 .46	0 .18	–	–	0 .18	10.24
	11/30/07	10.24	0 .33	0 .13	0 .46	0 .32	–	–	0 .32	10.38
	11/30/08	10.38	0 .37	0 .19	0 .56	0 .37	–	–	0 .37	10.57
	11/30/09	10.57	0 .30	0 .63	0 .93	0 .35	–	–	0 .35	11.15
	05/31/10(U)	11.15	0 .13	0 .01	0 .14	0 .15	0 .23	–	0 .38	10.91
Government Securities Class I
	11/30/07(D)	10.26	0 .29	0 .13	0 .42	0 .29	–	–	0 .29	10.39
	11/30/08	10.39	0 .50	0 .18	0 .68	0 .50	–	–	0 .50	10.57
	11/30/09	10.57	0 .44	0 .61	1 .05	0 .47	–	–	0 .47	11.15
	05/31/10(U)	11.15	0 .19	–	0 .19	0 .21	0 .23	–	0 .44	10.90
Growth Leaders Class A
	06/30/05	9.47	(0 .08)	(0 .08)	(0 .16)	–	–	–	–	9.31
	06/30/06	9.31	(0 .06)	1 .34	1 .28	–	–	–	–	10.59
	11/30/06(B)	10.59	0 .01	0 .56	0 .57	–	–	–	–	11.16
	11/30/07	11.16	(0 .01)	2 .15	2 .14	0 .01	–	–	0 .01	13.29
	11/30/08	13.29	(0 .04)	(4 .44)	(4 .48)	–	0 .39	–	0 .39	8.42
	11/30/09	8.42	0 .01	2 .29	2 .30	–	–	–	–	10.72
	05/31/10(U)	10.72	0 .01	(0 .46)	(0 .45)	0 .01	–	–	0 .01	10.26
Growth Leaders Class C
	06/30/06(C)	10.95	(0 .04)	(0 .34)	(0 .38)	–	–	–	–	10.57
	11/30/06(B)	10.57	(0 .04)	0 .55	0 .51	–	–	–	–	11.08
	11/30/07	11.08	(0 .31)	2 .09	1 .78	–	–	–	–	12.86
	11/30/08	12.86	(0 .20)	(4 .25)	(4 .45)	–	0 .39	–	0 .39	8.02
	11/30/09	8.02	(0 .10)	2 .17	2 .07	–	–	–	–	10.09
	05/31/10(U)	10.09	(0 .08)	(0 .43)	(0 .51)	–	–	–	–	9.58
Growth Leaders Class I
	11/30/07(A)	12.45	0 .02	0 .84	0 .86	–	–	–	–	13.31
	11/30/08	13.31	(0 .10)	(4 .63)	(4 .73)	–	0 .39	–	0 .39	8.19
	11/30/09	8.19	0 .02	2 .23	2 .25	–	–	–	–	10.44
	05/31/10(U)	10.44	0 .02	(0 .46)	(0 .44)	–	–	–	–	10.00

56 The accompanying notes are an integral part of the financial statements.

						Financial Highlights
						(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

2 .08	$204,868	1 .00	1 .02	1 .02	4 .09	4 .09	505
5 .41	214,374	0 .98	0 .99	0 .99	4 .68	4 .68	678
6 .36	249,248	0 .98	0 .99	0 .99	4 .70	4 .70	464
6 .36	394,255	0 .95	0 .96	0 .96	4 .43	4 .43	458
9 .83	606,365	0 .91	0 .91	0 .91	3 .67	3 .67	283
1 .71++	561,608	0 .86+	0 .86+	0 .86+	3 .27+	3 .27+	261 ++

4 .62++	567	2 .64+	2 .64+	2 .64+	3 .15+	3 .15+	678 ++
4 .56	5,035	2 .35	2 .36	2 .36	3 .30	3 .30	464
5 .47	15,695	1 .84	1 .85	1 .85	3 .54	3 .54	458
8 .91	68,428	1 .71	1 .71	1 .71	2 .75	2 .75	283
1 .35++	72,080	1 .64+	1 .64+	1 .64+	2 .49+	2 .49+	261 ++

4 .18++	111,921	0 .63+	0 .64+	0 .64+	4 .92+	4 .92+	464 ++
6 .73	103,801	0 .60	0 .60	0 .60	4 .78	4 .78	458
10 .18	96,802	0 .63	0 .63	0 .63	4 .02	4 .02	283
1 .83++	73,034	0 .65+	0 .65+	0 .65+	3 .49+	3 .49+	261 ++

(1 .69)	7,936	1 .75	1 .75	3 .00	(0 .77)	(2 .02)	200
13 .75	8,043	1 .75	1 .76	3 .09	(0 .60)	(1 .94)	157
5 .38++	11,257	1 .45+	1 .51+	1 .67+	0 .14+	(0 .02)+	30 ++
19 .14	17,783	1 .45	1 .48	1 .73	(0 .19)	(0 .44)	75
(34 .72)	17,966	1 .45	1 .47	1 .64	(0 .31)	(0 .48)	34
27 .32	30,438	1 .59	1 .59	1 .67	0 .14	0 .06	42
(4 .22)++	28,490	1 .63+	1 .63+	1 .63+	0 .18+	0 .18+	22 ++

(3 .47)++	385	2 .79+	2 .81+	3 .62+	(1 .16)+	(1 .97)+	157 ++
4 .82++	439	2 .43+	2 .49+	2 .64+	(0 .87)+	(1 .03)+	30 ++
16 .06	1,580	3 .89	3 .92	4 .17	(2 .58)	(2 .84)	75
(35 .68)	1,729	2 .92	2 .94	3 .10	(1 .78)	(1 .95)	34
25 .81	2,533	2 .83	2 .83	2 .92	(1 .10)	(1 .19)	42
(5 .05)++	2,363	3 .29+	3 .29+	3 .29+	(1 .48)+	(1 .48)+	22 ++

6 .91++	265	1 .05+	1 .07+	1 .32+	0 .55+	0 .30+	75 ++
(36 .60)	4,026	2 .16	2 .17	2 .34	(1 .04)	(1 .20)	34
27 .47	3,191	1 .54	1 .54	1 .58	0 .21	0 .18	42
(4 .20)++	3,119	1 .49+	1 .49+	1 .49+	0 .33+	0 .33+	22 ++

See notes to Financial Highlights at the end of the schedule. 57

Financial Highlights
(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions		Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of	Total return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period	(%)*
International Equity Class A
	11/30/05	$17.05	$ 0 .21	$ 1 .56	$ 1 .77	$ 0 .17	$ –	$ 0 .17	$18.65	10 .43
	11/30/06	18.65	0 .17	4 .42	4 .59	0 .24	1 .00	1 .24	22.00	26 .04
	11/30/07	22.00	0 .20	3 .58	3 .78	0 .18	1 .89	2 .07	23.71	18 .72
	11/30/08	23.71	0 .23	(10 .65)	(10 .42)	0 .20	1 .98	2 .18	11.11	(48 .11)
	11/30/09	11.11	0 .13	4 .34	4 .47	0 .22	–	0 .22	15.36	40 .97
	05/31/10(U)	15.36	0 .12	(1 .20)	(1 .08)	0 .17	–	0 .17	14.11	(7 .13)++
International Equity Class C
	11/30/05	16.72	0 .01	1 .52	1 .53	–	–	–	18.25	9 .15
	11/30/06	18.25	(0 .11)	4 .39	4 .28	–	1 .00	1 .00	21.53	24 .55
	11/30/07	21.53	(0 .02)	3 .49	3 .47	–	1 .89	1 .89	23.11	17 .47
	11/30/08	23.11	0 .03	(10 .35)	(10 .32)	0 .01	1 .98	1 .99	10.80	(48 .58)
	11/30/09	10.80	(0 .05)	4 .24	4 .19	0 .01	–	0 .01	14.98	38 .87
	05/31/10(U)	14.98	–	(1 .18)	(1 .18)	–	–	–	13.80	(7 .88)++
International Equity Class I
	11/30/07(A)	21.69	0 .05	2 .00	2 .05	–	–	–	23.74	9 .45++
	11/30/08	23.74	0 .29	(10 .63)	(10 .34)	0 .32	1 .98	2 .30	11.10	(47 .92)
	11/30/09	11.10	0 .17	4 .31	4 .48	0 .28	–	0 .28	15.30	41 .33
	05/31/10(U)	15.30	0 .15	(1 .20)	(1 .05)	0 .21	–	0 .21	14.04	(6 .97)++
Mid Cap^^ Class A
	11/30/05	14.97	(0 .09)	0 .93	0 .84	–	–	–	15.81	5 .61
	11/30/06	15.81	(0 .10)	1 .24	1 .14	–	–	–	16.95	7 .21
	11/30/07	16.95	(0 .12)	2 .83	2 .71	–	–	–	19.66	15 .99
	11/30/08	19.66	(0 .15)	(8 .85)	(9 .00)	–	–	–	10.66	(45 .78)
	11/30/09	10.66	(0 .08)	2 .88	2 .80	–	–	–	13.46	26 .27
	05/31/10(U)	13.46	(0 .05)	1 .12	1 .07	–	–	–	14.53	7 .95++
Mid Cap^^ Class C
	11/30/05	14.08	(0 .26)	0 .86	0 .60	–	–	–	14.68	4 .26
	11/30/06	14.68	(0 .26)	1 .15	0 .89	–	–	–	15.57	6 .06
	11/30/07	15.57	(0 .33)	2 .58	2 .25	–	–	–	17.82	14 .45
	11/30/08	17.82	(0 .31)	(7 .95)	(8 .26)	–	–	–	9.56	(46 .35)
	11/30/09	9.56	(0 .25)	2 .55	2 .30	–	–	–	11.86	24 .06
	05/31/10(U)	11.86	(0 .17)	0 .99	0 .82	–	–	–	12.68	6 .91++
Mid Cap^^ Class I
	11/30/07(A)	18.58	(0 .02)	1 .13	1 .11	–	–	–	19.69	5 .97++
	11/30/08	19.69	(0 .07)	(8 .90)	(8 .97)	–	–	–	10.72	(45 .56)
	11/30/09	10.72	(0 .04)	2 .89	2 .85	–	–	–	13.57	26 .59
	05/31/10(U)	13.57	(0 .02)	1 .13	1 .11	–	–	–	14.68	8 .18++

58 The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

$113,349	1 .30	1 .32	1 .32	1 .29	1 .29	23
149,605	1 .35	1 .39	1 .39	0 .86	0 .86	63
159,017	1 .36	1 .37	1 .37	1 .00	1 .00	31
114,641	1 .45	1 .45	1 .45	1 .31	1 .31	43
148,091	1 .60	1 .60	1 .60	1 .05	1 .05	17
135,338	1 .49+	1 .49+	1 .49+	1 .51+	1 .51+	9 ++

2,867	2 .47	2 .49	2 .49	0 .18	0 .18	23
5,223	2 .51	2 .56	2 .56	(0 .26)	(0 .26)	63
8,173	2 .41	2 .43	2 .43	(0 .07)	(0 .07)	31
3,363	2 .42	2 .43	2 .43	0 .15	0 .15	43
3,622	3 .10	3 .10	3 .10	(0 .41)	(0 .41)	17
3,227	3 .04+	3 .04+	3 .04+	(0 .05)+	(0 .05)+	9 ++

10,124	0 .85+	0 .85+	0 .85+	0 .86+	0 .86+	31 ++
5,596	1 .03	1 .04	1 .04	1 .61	1 .61	43
7,646	1 .34	1 .34	1 .34	1 .34	1 .34	17
7,226	1 .09+	1 .09+	1 .09+	1 .91+	1 .91+	9 ++

166,181	1 .24	1 .25	1 .25	(0 .60)	(0 .60)	160
149,787	1 .32	1 .33	1 .33	(0 .61)	(0 .61)	83
140,380	1 .34	1 .36	1 .36	(0 .63)	(0 .63)	85
70,098	1 .44	1 .45	1 .45	(0 .86)	(0 .86)	82
74,507	1 .67	1 .67	1 .67	(0 .67)	(0 .67)	63
79,587	1 .56+	1 .56+	1 .56+	(0 .72)+	(0 .72)+	20 ++

4,869	2 .48	2 .50	2 .50	(1 .84)	(1 .84)	160
3,997	2 .48	2 .49	2 .49	(1 .76)	(1 .76)	83
4,997	2 .64	2 .65	2 .65	(1 .95)	(1 .95)	85
2,203	2 .57	2 .57	2 .57	(1 .99)	(1 .99)	82
2,383	3 .36	3 .36	3 .36	(2 .35)	(2 .35)	63
2,520	3 .51+	3 .51+	3 .51+	(2 .67)+	(2 .67)+	20 ++

9,406	0 .85+	0 .85+	0 .85+	(0 .38)+	(0 .38)+	85 ++
4,551	0 .98	0 .99	0 .99	(0 .40)	(0 .40)	82
5,611	1 .36	1 .36	1 .36	(0 .36)	(0 .36)	63
6,026	1 .11+	1 .11+	1 .11+	(0 .27)+	(0 .27)+	20 ++

See notes to Financial Highlights at the end of the schedule. 59

Financial Highlights
(Continued)

				Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Mid Cap Value Class A
	10/31/05	$13.96	$ (0 .11)	$ 2 .79	$ 2 .68	$ 0 .06	$ 0 .63	$ –	$ 0 .69	$15.95
	10/31/06	15.95	(0 .01)	2 .01	2 .00	–	2 .18	–	2 .18	15.77
	10/31/07	15.77	0 .07	3 .84	3 .91	–	0 .95	–	0 .95	18.73
	11/30/07(E)	18.73	–	(1 .37)	(1 .37)	–	–	–	–	17.36
	11/30/08	17.36	0 .02	(6 .78)	(6 .76)	0 .12	1 .83	–	1 .95	8.65
	11/30/09	8.65	(0 .03)	2 .96	2 .93	0 .02	–	0 .02	0 .04	11.54
	05/31/10(U)	11.54	(0 .01)	0 .52	0 .51	–	–	–	–	12.05
Mid Cap Value Class C
	10/31/05	13.76	(0 .20)	2 .73	2 .53	–	0 .63	–	0 .63	15.66
	10/31/06	15.66	(0 .12)	1 .97	1 .85	–	2 .18	–	2 .18	15.33
	10/31/07	15.33	(0 .05)	3 .71	3 .66	–	0 .95	–	0 .95	18.04
	11/30/07(E)	18.04	–	(1 .33)	(1 .33)	–	–	–	–	16.71
	11/30/08	16.71	(0 .08)	(6 .49)	(6 .57)	0 .05	1 .83	–	1 .88	8.26
	11/30/09	8.26	(0 .08)	2 .82	2 .74	–	–	–	–	11.00
	05/31/10(U)	11.00	(0 .05)	0 .49	0 .44	–	–	–	–	11.44
Mid Cap Value Class I
	10/31/05	14.02	(0 .04)	2 .77	2 .73	0 .10	0 .63	–	0 .73	16.02
	10/31/06	16.02	0 .03	2 .02	2 .05	–	2 .18	–	2 .18	15.89
	10/31/07	15.89	0 .16	3 .85	4 .01	–	0 .95	–	0 .95	18.95
	11/30/07(E)	18.95	0 .02	(1 .39)	(1 .37)	–	–	–	–	17.58
	11/30/08	17.58	0 .09	(6 .88)	(6 .79)	0 .16	1 .83	–	1 .99	8.80
	11/30/09	8.80	0 .05	3 .00	3 .05	0 .04	–	0 .04	0 .08	11.77
	05/31/10(U)	11.77	0 .03	0 .52	0 .55	–	–	–	–	12.32
Short Maturity Government Class A
	11/30/05	9.37	0 .31	(0 .21)	0 .10	0 .40	–	–	0 .40	9.07
	11/30/06	9.07	0 .37	(0 .01)	0 .36	0 .42	–	–	0 .42	9.01
	11/30/07	9.01	0 .37	0 .08	0 .45	0 .42	–	–	0 .42	9.04
	11/30/08	9.04	0 .37	0 .02	0 .39	0 .40	–	–	0 .40	9.03
	11/30/09	9.03	0 .26	0 .37	0 .63	0 .32	–	–	0 .32	9.34
	05/31/10(U)	9.34	0 .09	–	0 .09	0 .13	–	–	0 .13	9.30
Short Maturity Government Class S
	11/30/05(G)	9.28	0 .21	(0 .15)	0 .06	0 .27	–	–	0 .27	9.07
	11/30/06	9.07	0 .33	(0 .01)	0 .32	0 .38	–	–	0 .38	9.01
	11/30/07	9.01	0 .33	0 .08	0 .41	0 .38	–	–	0 .38	9.04
	11/30/08	9.04	0 .33	0 .02	0 .35	0 .36	–	–	0 .36	9.03
	11/30/09	9.03	0 .21	0 .38	0 .59	0 .28	–	–	0 .28	9.34
	05/31/10(U)	9.34	0 .07	–	0 .07	0 .11	–	–	0 .11	9.30

60 The accompanying notes are an integral part of the financial statements.

						Financial Highlights
						(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

19 .78@	$ 4,538	1 .34	1 .34	1 .35	(0 .74)	(0 .75)	53
13 .87	4,169	1 .35	1 .35	1 .38	(0 .05)	(0 .08)	35
25 .87	23,604	1 .55	1 .55	1 .59	0 .38	0 .42	33
(7 .31)++	24,778	1 .80+	1 .81+	1 .81+	0 .09+	0 .09+	3 ++
(43 .72)	70,040	1 .50	1 .50	1 .50	0 .18	0 .18	44
34 .00	82,871	1 .68	1 .68	1 .68	(0 .29)	(0 .29)	50
4 .42++	79,858	1 .53+	1 .53+	1 .53+	(0 .15)+	(0 .15)+	23 ++

18 .86@	9,040	2 .09	2 .09	2 .10	(1 .33)	(1 .34)	53
13 .09	9,425	2 .10	2 .10	2 .13	(0 .79)	(0 .82)	35
24 .93	13,321	2 .16	2 .17	2 .20	(0 .30)	(0 .27)	33
(7 .37)++	14,248	2 .03+	2 .04+	2 .04+	(0 .11)+	(0 .11)+	3 ++
(44 .16)	14,800	2 .22	2 .23	2 .23	(0 .58)	(0 .58)	44
33 .17	17,241	2 .32	2 .32	2 .32	(0 .92)	(0 .92)	50
4 .00++	16,438	2 .21+	2 .21+	2 .21+	(0 .83)+	(0 .83)+	23 ++

20 .02@	86,367	1 .09	1 .09	1 .10	(0 .30)	(0 .31)	53
14 .18	83,935	1 .10	1 .10	1 .13	0 .19	0 .16	35
26 .36	104,614	1 .00	1 .00	1 .03	0 .92	0 .95	33
(7 .23)++	92,938	0 .89+	0 .90+	0 .90+	0 .97+	0 .97+	3 ++
(43 .43)	73,377	0 .93	0 .94	0 .94	0 .67	0 .67	44
34 .97	83,517	0 .92	0 .92	0 .92	0 .48	0 .48	50
4 .67++	85,814	0 .96+	0 .96+	0 .96+	0 .42+	0 .42+	23 ++

1 .09	259,386	1 .05	1 .06	1 .09	3 .39	3 .36	113
4 .11	185,410	1 .06	1 .08	1 .08	4 .02	4 .02	90
5 .16	147,329	1 .07	1 .09	1 .09	4 .17	4 .17	21
4 .43	178,815	1 .03	1 .04	1 .04	4 .03	4 .03	58
7 .05	778,020	0 .93	0 .93	0 .93	2 .85	2 .85	52
0 .94++	969,735	0 .87+	0 .87+	0 .87+	2 .03+	2 .03+	23 ++

0 .58++	18,323	1 .44+	1 .45+	1 .45+	3 .21+	3 .21+	113 ++
3 .64	9,025	1 .48	1 .48	1 .48	3 .60	3 .60	90
4 .60	6,873	1 .58	1 .59	1 .59	3 .66	3 .66	21
3 .95	37,624	1 .44	1 .45	1 .45	3 .59	3 .59	58
6 .61	1,077,049	1 .34	1 .34	1 .34	2 .26	2 .26	52
0 .75++	1,798,614	1 .28+	1 .28+	1 .28+	1 .61+	1 .61+	23 ++

See notes to Financial Highlights at the end of the schedule.                                                                                                                                                                                                           61

Financial Highlights
(Continued)

				Income from Investment Operations			Less Distributions

				Net gains or
		Net asset	Net	losses on		Dividends
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	Distributions			Net asset
Share	(period	beginning	income	realized and	investment	investment	(from realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period
Small Company Class A
	11/30/05	$7.82	$ (0 .03)	$ 0 .74	$ 0 .71	$ –	$ 0 .49	$ –	$ 0 .49	$8.04
	11/30/06	8.04	(0 .02)	1 .20	1 .18	–	0 .71	–	0 .71	8.51
	11/30/07	8.51	–	0 .66	0 .66	–	0 .97	–	0 .97	8.20
	11/30/08	8.20	(0 .03)	(2 .60)	(2 .63)	–	0 .81	0 .01	0 .82	4.75
	11/30/09	4.75	(0 .02)	1 .22	1 .20	–	–	–	–	5.95
	05/31/10(U)	5.95	(0 .01)	0 .62	0 .61	–	–	–	–	6.56
Small Company Class B
	11/30/05	6.96	(0 .08)	0 .65	0 .57	–	0 .49	–	0 .49	7.04
	11/30/06	7.04	(0 .08)	1 .03	0 .95	–	0 .71	–	0 .71	7.28
	11/30/07	7.28	(0 .06)	0 .56	0 .50	–	0 .97	–	0 .97	6.81
	11/30/08	6.81	(0 .07)	(2 .11)	(2 .18)	–	0 .81	0 .01	0 .82	3.81
	11/30/09	3.81	(0 .05)	0 .97	0 .92	–	–	–	–	4.73
	05/31/10(U)	4.73	(0 .04)	0 .50	0 .46	–	–	–	–	5.19
Small Company Class C
	11/30/05	7.57	(0 .09)	0 .71	0 .62	–	0 .49	–	0 .49	7.70
	11/30/06	7.70	(0 .08)	1 .14	1 .06	–	0 .71	–	0 .71	8.05
	11/30/07	8.05	(0 .06)	0 .62	0 .56	–	0 .97	–	0 .97	7.64
	11/30/08	7.64	(0 .08)	(2 .39)	(2 .47)	–	0 .81	0 .01	0 .82	4.35
	11/30/09	4.35	(0 .05)	1 .11	1 .06	–	–	–	–	5.41
	05/31/10(U)	5.41	(0 .04)	0 .57	0 .53	–	–	–	–	5.94
Small Company Class I
	11/30/07(D)	8.06	–	0 .15	0 .15	–	–	–	–	8.21
	11/30/08	8.21	–	(2 .61)	(2 .61)	–	0 .81	0 .01	0 .82	4.78
	11/30/09	4.78	0 .01	1 .23	1 .24	–	–	–	–	6.02
	05/31/10(U)	6.02	–	0 .64	0 .64	–	–	–	–	6.66
Sustainable Core Opportunities Class A
	06/30/05(H)	10.51	(0 .01)	1 .10	1 .09	–	–	–	–	11.60
	06/30/06(H)	11.60	0 .02	1 .12	1 .14	–	–	–	–	12.74
	06/30/07(H)	12.74	0 .04	2 .58	2 .62	0 .05	–	–	0 .05	15.31
	06/30/08	15.31	0 .03	(2 .45)	(2 .42)	0 .04	–	–	0 .04	12.85
	11/30/08(I)	12.85	0 .02	(4 .27)	(4 .25)	–	–	–	–	8.60
	11/30/09	8.60	0 .04	2 .29	2 .33	0 .04	–	–	0 .04	10.89
	05/31/10(U)	10.89	0 .01	(0 .04)	(0 .03)	0 .04	–	–	0 .04	10.82
Sustainable Core Opportunities Class I
	06/30/06(H)(J)	12.81	0 .02	(0 .11)	(0 .09)	–	–	–	–	12.72
	06/30/07(H)	12.72	0 .10	2 .59	2 .69	0 .07	–	–	0 .07	15.34
	06/30/08	15.34	0 .08	(2 .44)	(2 .36)	0 .13	–	–	0 .13	12.85
	11/30/08(I)	12.85	0 .04	(4 .27)	(4 .23)	–	–	–	–	8.63
	11/30/09	8.63	0 .09	2 .30	2 .39	0 .07	–	–	0 .07	10.95
	05/31/10(U)	10.95	0 .03	(0 .05)	(0 .02)	0 .09	–	–	0 .09	10.84
Sustainable Growth Opportunities^^^ Class A
	06/30/05	13.01	(0 .18)	1 .27	1 .09	–	–	–	–	14.10
	06/30/06	14.10	(0 .20)	2 .50	2 .30	–	–	–	–	16.40
	06/30/07	16.40	(0 .12)	2 .30	2 .18	–	–	–	–	18.58
	06/30/08	18.58	(0 .23)	(1 .67)	(1 .90)	–	–	–	–	16.68
	11/30/08(I)	16.68	(0 .06)	(7 .26)	(7 .32)	–	–	–	–	9.36
	11/30/09	9.36	(0 .09)	2 .71	2 .62	–	0 .60	–	0 .60	11.38
	05/31/10(U)	11.38	(0 .04)	0 .90	0 .86	–	–	–	–	12.24
Sustainable Growth Opportunities^^^ Class I
	06/30/05	13.41	(0 .10)	1 .31	1 .21	–	–	–	–	14.62
	06/30/06	14.62	(0 .12)	2 .61	2 .49	–	–	–	–	17.11
	06/30/07	17.11	(0 .05)	2 .42	2 .37	–	–	–	–	19.48
	06/30/08	19.48	(0 .14)	(1 .77)	(1 .91)	–	–	–	–	17.57
	11/30/08(I)	17.57	(0 .08)	(7 .65)	(7 .73)	–	–	–	–	9.84
	11/30/09	9.84	(0 .23)	2 .81	2 .58	–	0 .60	–	0 .60	11.82
	05/31/10(U)	11.82	(0 .12)	0 .94	0 .82	–	–	–	–	12.64

  62     The accompanying notes are an integral part of the financial statements.

						Financial Highlights
						(Continued)

				Ratios/Supplemental Data

			Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income
	Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	(loss) to average net assets	Portfolio
Total return	end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	before contractual and voluntary	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	expense reimbursements (%)***	rate (%)

9 .67	$1,092,186	1 .12	1 .13	1 .13	(0 .31)	(0 .31)	64
16 .05	1,226,831	1 .13	1 .13	1 .13	(0 .29)	(0 .29)	53
8 .74	1,223,641	1 .13	1 .13	1 .13	(0 .01)	(0 .01)	47
(35 .47)	721,874	1 .22	1 .22	1 .22	(0 .48)	(0 .48)	45
25 .26	1,047,330	1 .28	1 .28	1 .28	(0 .31)	(0 .31)	30
10 .25++	1,083,439	1 .19+	1 .19+	1 .19+	(0 .46)+	(0 .46)+	20 ++

8 .79	147,266	2 .01	2 .01	2 .01	(1 .19)	(1 .19)	64
14 .97	143,830	1 .99	2 .00	2 .00	(1 .16)	(1 .16)	53
7 .90	117,562	2 .00	2 .01	2 .01	(0 .87)	(0 .87)	47
(36 .18)	45,896	2 .09	2 .09	2 .09	(1 .37)	(1 .37)	45
24 .15	29,560	2 .34	2 .34	2 .34	(1 .33)	(1 .33)	30
9 .73++	18,513	2 .21+	2 .21+	2 .21+	(1 .48)+	(1 .48)+	20 ++

8 .75	157,861	1 .94	1 .94	1 .94	(1 .12)	(1 .12)	64
15 .11	166,878	1 .94	1 .94	1 .94	(1 .10)	(1 .10)	53
7 .88	186,560	1 .97	1 .98	1 .98	(0 .87)	(0 .87)	47
(36 .04)	113,843	1 .99	1 .99	1 .99	(1 .25)	(1 .25)	45
24 .37	153,790	2 .12	2 .12	2 .12	(1 .14)	(1 .14)	30
9 .80++	163,127	1 .96+	1 .96+	1 .96+	(1 .23)+	(1 .23)+	20 ++

1 .86++	53,029	0 .75+	0 .76+	0 .76+	(0 .07)+	(0 .07)+	47 ++
(35 .16)	154,663	0 .82	0 .83	0 .83	(0 .02)	(0 .02)	45
25 .94	624,302	0 .76	0 .76	0 .76	0 .19	0 .19	30
10 .63++	659,229	0 .73+	0 .73+	0 .73+	0 .01+	0 .01+	20 ++

10 .37	27,791	1 .70	1 .70	1 .70	(0 .11)	(0 .11)	173
9 .83	33,081	1 .29	1 .29	1 .62	0 .15	(0 .18)	58
20 .63	56,385	1 .29	1 .29	1 .61	0 .37	0 .05	40
(15 .84)	251,146	1 .21	1 .21	1 .37	0 .18	0 .02	82
(33 .07)++	157,704	1 .27+	1 .28+	1 .35+	0 .48+	0 .41+	6 ++
27 .27	180,582	1 .47	1 .47	1 .50	0 .39	0 .36	12
(0 .33)++	170,867	1 .35+	1 .35+	1 .35+	0 .26+	0 .26+	5 ++

(0 .70)++	5,436	0 .90+	0 .90+	1 .26+	0 .64+	0 .28+	58 ++
21 .16	7,785	0 .90	0 .90	1 .14	0 .78	0 .54	40
(15 .50)	60,428	0 .80	0 .80	0 .93	0 .57	0 .44	82
(32 .84)++	11,347	0 .76+	0 .76+	0 .85+	0 .93+	0 .84+	6 ++
27 .99	11,189	0 .86	0 .86	0 .96	1 .00	0 .90	12
(0 .22)++	9,955	1 .00+	1 .00+	1 .00+	0 .59+	0 .59+	5 ++

8 .38	157,963	1 .96	1 .96	1 .96	(1 .39)	(1 .39)	110
16 .31	170,704	1 .90	1 .90	1 .90	(1 .30)	(1 .30)	60
13 .29	177,514	1 .88	1 .88	1 .88	(0 .72)	(0 .72)	48
(10 .23)	164,005	1 .75	1 .75	1 .77	(1 .30)	(1 .32)	113
(43 .88)++	87,026	1 .45+	1 .45+	1 .45+	(1 .01)+	(1 .01)+	39 ++
29 .99	100,590	1 .61	1 .61	1 .61	(0 .94)	(0 .94)	29
7 .56++	101,990	1 .45+	1 .45+	1 .45+	(0 .71)+	(0 .71)+	8 ++

9 .02	2,633	1 .33	1 .33	1 .33	(0 .76)	(0 .76)	110
17 .03	899	1 .35	1 .35	1 .35	(0 .77)	(0 .77)	60
13 .85	515	1 .38	1 .38	1 .38	(0 .29)	(0 .29)	48
(9 .80)	2,012	1 .20	1 .20	1 .20	(0 .78)	(0 .78)	113
(44 .00)++	975	1 .74+	1 .75+	1 .75+	(1 .31)+	(1 .31)+	39 ++
28 .00	1,119	2 .85	2 .85	2 .85	(2 .18)	(2 .18)	29
6 .94++	1,126	2 .68+	2 .68+	2 .68+	(1 .95)+	(1 .95)+	8 ++

See notes to Financial Highlights at the end of the schedule.   63

Financial Highlights
(Continued)

*Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.
**The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian, if applicable.
***Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.
+ Annualized.
++ Not Annualized.
^ Name change. Formerly known as Sentinel Capital Markets Income Fund prior to November 1, 2006.
^^ Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
^^^ Name change. Formerly known as Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
@Total returns would have been 19.48%, 18.56% and 19.72% for the Class A, Class C and Class I Shares, respectively, without a required loss reimbursement payment by
Steinberg Asset Management, LLC.
(A) Commenced operations August 27, 2007.
(B) The fiscal year end for the Sentinel Capital Growth and Sentinel Growth Leaders Funds changed from June 30th to November 30th following the June 30, 2006 Annual Report.
Information for the Sentinel Capital Growth Fund prior to March 17, 2006 is based on the predecessor Bramwell Growth Fund, and information for the Sentinel Growth Leaders
Fund prior to March 17, 2006 is based on the predecessor Bramwell Focus Fund.
(C) Commenced operations March 17, 2006.
(D) Commenced operations May 4, 2007.
(E) The fiscal year end for the Sentinel Georgia Municipal Bond and Sentinel Mid Cap Value Funds changed from October 31st to November 30th following the October 31, 2007
Annual Report. Information for the Sentinel Georgia Municipal Bond Fund prior to May 5, 2007 is based on the predecessor Synovus Georgia Municipal Bond Fund, and information for the Sentinel Mid Cap Value Fund prior to May 5, 2007 is based on the predecessor Synovus Mid Cap Value Fund.
(F) Commenced operations June 1, 2006.
(G) Commenced operations March 3, 2005. First public offering March 4, 2005.
(H) Per share net investment income (loss) and net realized and unrealized gains (losses) calculated without the use of average shares.
(I) The fiscal year end for the Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund changed from June 30th to November 30th following the June 30, 2008 Annual Report. Information for the Sentinel Sustainable Core Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Value
Fund, and information for the Sentinel Sustainable Growth Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.
(J) Commenced operations March 31, 2006.
(U) Unaudited.
Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

64 The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(Unaudited)

(1) Organization:
Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fourteen separate series – Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund
(a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Fund
(formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010), Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel
Small Company Fund, Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund, each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2010. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following Funds offer
Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation and Sentinel Small Company Funds. Sentinel Balanced, Sentinel Capital Growth, Sentinel
Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value and
Sentinel Small Company Funds offer Class C shares, although Class C shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2010. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel
Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company,
Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares.

(2) Significant Accounting Policies:
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:
Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

The fair value hierarchy as required by GAAP are summarized in the three broad levels listed below:

• Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American
Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

• Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts and over-the-counter securities not listed on the NASDAQ National Market
System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment
Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

• Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of May 31, 2010 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$ –	$ 38,831	$ –	$ 38,831
Corporate Bonds	–	5,653,924	–	5,653,924
Corporate Short-Term Notes	–	3,000,000	–	3,000,000
Domestic Common Stocks	144,331,491	–	–	144,331,491
Exchange Traded Funds	1,638,650	–	–	1,638,650

                                                                                                                                                                        65

Notes to Financial Statements
(Continued)

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks & ADR’s	5,731,400	–	–	5,731,400
Mortgage-Backed Securities	–	54,253,622	–	54,253,622
U.S. Treasury Obligations	–	4,077,188	–	4,077,188
Totals	$ 151,701,541	$ 67,023,565	$ –	$ 218,725,106
Capital Growth:
Corporate Short-Term Notes	$ –	2,999,951	$ –	2,999,951
Domestic Common Stocks	101,178,934	–	–	101,178,934
Exchange Traded Funds	4,756,000	–	–	4,756,000
Foreign Stocks & ADR’s:
Switzerland	–	2,231,450	–	2,231,450
All Other Foreign Stocks & ADR’s	3,693,740	–	–	3,693,740
Totals	$ 109,628,674	$ 5,231,401	$ –	$ 114,860,075
Common Stock:
Corporate Short-Term Notes	$ –	$ 11,509,562	$ –	$ 11,509,562
Domestic Common Stocks	986,486,304	–	–	986,486,304
Exchange Traded Funds	11,344,500	–	–	11,344,500
Foreign Stocks & ADR’s	35,700,440	–	–	35,700,440
U.S. Treasury Obligations	–	149,981	–	149,981
Totals	$ 1,033,531,244	$ 11,659,543	$ –	$ 1,045,190,787
Conservative Allocation:
Corporate Bonds	$ –	$ 5,973,218	$ –	$ 5,973,218
Corporate Short-Term Notes	–	1,999,993	–	1,999,993
Domestic Common Stocks	32,987,843	–	–	32,987,843
Exchange Traded Funds	476,469	–	–	476,469
Foreign Stocks & ADR’s:
Australia	324,200	–	–	324,200
China	–	481,572	–	481,572
France	326,410	254,941	–	581,351
Germany	297,010	548,268	–	845,278
Hong Kong	–	529,952	–	529,952
Israel	219,280	–	–	219,280
Japan	–	538,366	–	538,366
Singapore	–	555,068	–	555,068
South Korea	–	453,033	–	453,033
Spain	172,110	–	–	172,110
Switzerland	157,535	480,768	–	638,303
United Kingdom	372,413	844,324	–	1,216,737
Limited Partnership Interests	149,080	–	–	149,080
Mortgage-Backed Securities	–	43,882,401	–	43,882,401
U.S. Treasury Obligations	–	6,131,262	–	6,131,262
Totals	$ 35,482,350	$ 62,673,166	$ –	$ 98,155,516
Georgia Municipal Bond:
Institutional Money Market Funds	$ –	$ 250,000	$ –	$ 250,000
Municipal Bonds	–	26,047,070	–	26,047,070
Totals	$ –	$ 26,297,070	$ –	$ 26,297,070
Government Securities:
Agency Discount Notes	$ –	$ 5,900,000	$ –	$ 5,900,000
Collateralized Mortgage Obligations	–	2,164,100	–	2,164,100
Mortgage-Backed Securities	–	612,240,487	–	612,240,487
U.S. Treasury Obligations	–	83,680,394	–	83,680,394
Totals	$ –	$ 703,984,981	$ –	$ 703,984,981
Growth Leaders:
Corporate Short-Term Notes	$ –	1,499,989	$ –	$ 1,499,989
Domestic Common Stocks	28,353,240	–	–	28,353,240
Exchange Traded Funds	1,426,800	–	–	1,426,800
Foreign Stocks & ADR’s:
Switzerland	–	789,590	–	789,590
All Other Foreign Stocks & ADR’s	1,296,800	–	–	1,296,800
Totals	$ 31,076,840	$ 2,298,579	$ –	$ 33,366,419
International Equity:
Domestic Common Stocks	$ 3,636,420	$ –	$ –	$ 3,636,420
Foreign Stocks & ADR’s:
Australia	–	4,321,032	–	4,321,032
Brazil	2,741,440	–	–	2,741,440
China	–	11,049,138	–	11,049,138
Denmark	1,920,500	–	–	1,920,500
Finland	–	3,011,953	–	3,011,953
France	2,098,350	10,292,633	–	12,390,983

66

		Notes to Financial Statements
				(Continued)

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Germany	–	13,744,414	–	13,744,414
Hong Kong	–	5,351,556	–	5,351,556
India	2,207,400	–	–	2,207,400
Israel	2,236,500	–	–	2,236,500
Italy	–	1,968,957	–	1,968,957
Japan	–	22,759,312	–	22,759,312
Netherlands	–	1,655,282	–	1,655,282
Singapore	–	5,226,437	–	5,226,437
South Korea	–	4,284,127	–	4,284,127
Spain	3,161,960	2,211,609	–	5,373,569
Switzerland	–	14,063,394	–	14,063,394
Taiwan	–	2,017,810	–	2,017,810
United Kingdom	–	20,694,940	–	20,694,940
U.S. Treasury Obligations	–	2,999,979	–	2,999,979
Totals	$ 18,002,570	$ 125,652,573	$ –	$ 143,655,143
Mid Cap*:
Agency Discount Notes	$ –	$ 1,299,981	$ –	$ 1,299,981
Domestic Common Stocks	82,134,722	–	–	82,134,722
Foreign Stocks & ADR’s	2,355,279	–	–	2,355,279
Real Estate Investment Trusts	1,625,421	–	–	1,625,421
Totals	$ 86,115,422	$ 1,299,981	$ –	$ 87,415,403
Mid Cap Value:
Agency Discount Notes	$ –	$ 2,999,987	$ –	$ 2,999,987
Corporate Short-Term Notes	–	2,999,859	–	2,999,859
Domestic Common Stocks:
Energy	17,761,193	4,744,560	–	22,505,753
All Other Domestic Common Stocks	139,825,883	–	–	139,825,883
Foreign Stocks & ADR’s	–	9,937,920	–	9,937,920
U.S. Treasury Obligations	–	3,199,881	–	3,199,881
Totals	$ 157,587,076	$ 23,882,207	$ –	$ 181,469,283
Short Maturity Government:
Agency Discount Notes	$ –	$ 36,700,000	$ –	$ 36,700,000
Collateralized Mortgage Obligations	–	1,753,131,328	–	1,753,131,328
Mortgage-Backed Securities	–	934,914,082	–	934,914,082
Totals	$ –	$ 2,724,745,410	$ –	$ 2,724,745,410
Small Company:
Agency Discount Notes	$ –	$ 6,999,941	$ –	$ 6,999,941
Corporate Short-Term Notes	–	34,918,293	–	34,918,293
Domestic Common Stocks	1,779,537,874	–	–	1,779,537,874
Foreign Stocks & ADR’s	51,966,520	–	–	51,966,520
Real Estate Investment Trusts	46,527,800	–	–	46,527,800
Totals	$ 1,878,032,194	$ 41,918,234	$ –	$ 1,919,950,428
Sustainable Core Opportunities:
Corporate Short-Term Notes	$ –	$ 1,699,932	$ –	$ 1,699,932
Domestic Common Stocks	170,103,755	–	–	170,103,755
Foreign Stocks & ADR’s	7,229,500	–	–	7,229,500
U.S. Treasury Obligations	–	999,993	–	999,993
Totals	$ 177,333,255	$ 2,699,925	$ –	$ 180,033,180
Sustainable Growth Opportunities:
Agency Discount Notes	$ –	$ 735,000	$ –	$ 735,000
Domestic Common Stocks	98,457,716	–	–	98,457,716
Exchange Traded Funds	1,783,500	–	–	1,783,500
Foreign Stocks & ADR’s	1,481,282	–	–	1,481,282
U.S. Treasury Obligations	–	499,996	–	499,996
Totals	$ 101,722,498	$ 1,234,996	$ –	$ 102,957,494
Liabilities:
Forward Foreign Currency Contracts:
International Equity:	$ –	$ 199	$ –	$ 199
*Name change. Formerly known as Sentinel Mid Cap Growth Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.
                                                                                                                                                                             67

Notes to Financial Statements
(Continued)

Fair Value Level 3 activity for the six months ended May 31, 2010 was as follows:

Sentinel Conservative Allocation Fund
Assets:
Investments in Securities:	Corporate Bonds
Beginning Balance	$ 798,287
Purchases	-
Transfers Into Level 3	-
Sales	(787,548)
Transfers Out of Level 3	-
Accrued Amortization	-
Realized Gains (Losses)	(520,731)*
Unrealized Gains (Losses)	509,992 **
Ending Balance	$ -
Liabilities:
Investments in Securities:	None.

*Realized Gains (Losses) are included in the net realized gain (loss) from investments in the Statement of Operations.

**Unrealized Gains (Losses) are included in the net change in unrealized appreciation (depreciation) during the period from investments in the Statement of Operations.

B. Securities Transactions and Related Investment Income:
Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’
investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

C. Dividends and Distributions:
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the reclassification of fair fund settlements and expiration of capital loss carry forwards to paid-in capital. No estimated reclassifications were made to reflect these differences as of May 31, 2010.

D. Dollar Rolls:
Sentinel Balanced, Sentinel Conservative Allocation, Sentinel Government Securities and Sentinel Short Maturity Government Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the six months ended May 31, 2010.

E. Federal Income Taxes:
Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal or state excise tax or income tax liability. Each Fund is also required to recognize the tax effects of certain tax positions under a
“more likely than not” standard, that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. Fund management carried out procedures to identify material tax position adjustments and has none to report for the six months ended May 31, 2010, along with the three previous fiscal years, which are still considered open and subject to examination.

F. Foreign Currency Translations:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:
Sentinel Conservative Allocation, Sentinel International Equity and Sentinel Mid Cap Value Funds may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

68

		Notes to Financial Statements
		(Continued)

H. Repurchase Agreements:
Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2010.

I. Options:
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the
Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. There were no options transactions during the six months ended May 31, 2010.

J. Line of Credit:
The Company has obtained access to an unsecured line of credit of up to $20,000,000 from State Street Bank and Trust Company (“SSB”) for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee of 0.15% of the unused balance is paid annually to SSB. The average amount outstanding and average interest rate for each Fund during the six months ended May 31, 2010 was as follows:

	Average Amount	Average Interest
Sentinel Fund	Outstanding	Rate
Balanced	$ 11,811	1.40%
Capital Growth	28,802	1.40%
Common Stock	415	1.40%
Conservative Allocation	–	1.40%
Georgia Municipal Bond	35,919	1.40%
Government Securities	228,507	1.40%
Growth Leaders	1,614	1.40%
International Equity	11,109	1.40%
Mid Cap*	154	1.40%
Mid Cap Value	21,029	1.40%
Short Maturity Government	93,597	1.40%
Small Company	49,662	1.40%
Sustainable Core Opportunities	3,632	1.40%
Sustainable Growth Opportunities	27,392	1.40%
*Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.

At May 31, 2010, the Sentinel Mid Cap Value Fund had an outstanding balance of $464,800 against this line of credit.

K. Securities Lending:
Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities loaned, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. At May 31, 2010, none of the Funds had securities on loan because the Funds’ advisor elected to temporarily suspend participation in the program.

L. Other:
Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the Statement of Operations as an expense offset.

The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel
Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel Mid Cap
(formerly known as Sentinel Mid Cap Growth prior to March 30, 2010), Sentinel Mid Cap Value, Short Maturity Government, Sentinel Sustainable Core Opportunities and Sentinel
Sustainable Growth Opportunities Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged.
                                                                                                                                                                                 69

Notes to Financial Statements
(Continued)

(3) Management Advisory Fee and Other Transactions with Affiliates:
Pursuant to Investment Advisory Agreements (“Advisory Agreements”) amended April 4, 2008, Sentinel Asset Management, Inc. (“SAMI”, a subsidiary of NLV Financial Corporation), provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Short Maturity Government Funds.

	Advisory Fee
Sentinel Fund	Rate	Average Daily Net Assets
	Each subject to:
Balanced	0.55%	First $200 million
Conservative Allocation	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
	Each subject to:
Capital Growth	0.70%	First $500 million
Common Stock	0.65%	Next $300 million
International Equity	0.60%	Next $200 million
Mid Cap*	0.50%	Next $1 billion
Small Company	0.40%	In excess of $2 billion
Sustainable Core Opportunities
Sustainable Growth Opportunities
Georgia Municipal Bond	0.45%	First $1 billion
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Government Securities	0.55%	First $200 million
Short Maturity Government	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Growth Leaders	0.90%	First $500 million
	0.85%	Next $300 million
	0.80%	Next $200 million
	0.70%	Next $1 billion
	0.60%	In excess of $2 billion
Mid Cap Value	0.75%	First $500 million
	0.65%	Next $300 million
	0.60%	Next $200 million
	0.50%	Next $1 billion
	0.40%	In excess of $2 billion
*Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.

With respect to Sentinel Georgia Municipal Bond Fund, SAMI has entered into a sub-advisory agreement with GLOBALT, Inc. Pursuant to such agreement, GLOBALT provides SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates GLOBALT for the sub-advisory services.

With respect to Sentinel Mid Cap Value Fund, SAMI has entered into a sub-advisory agreement with Steinberg Asset Management, LLC. Pursuant to such agreement, Steinberg provides
SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates Steinberg for the sub-advisory services.

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the
Funds that offer Class B shares has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the “B Plans”. Each of the Funds that offer
Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Balanced Fund has adopted a distribution plan for its
Class D shares referred to as the “D Plan”. Sentinel Short Maturity Government Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and another wholly owned subsidiary of SAMI are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital
Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap (formerly known as Sentin el Mid Cap Growth prior to March 30, 2010), Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds, (b) 0.20% of
average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities Fund or (c) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.

Under the Plan applicable to the Class B shares, the Class B shares of each of the Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation and Sentinel Small
Company Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund, which may include recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative
Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap (formerly known as Sentinel Mid Cap Growth prior to March 30,
2010), Sentinel Mid Cap Value and Sentinel Small Company Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the Plan Applicable to Sentinel Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.

70

Notes to Financial Statements
(Continued)

Under the Plan Applicable to Sentinel Short Maturity Government Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. The entire distribution fee may be paid to the selling dealer.

The Class I shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for the entire reporting period, from December 1, 2009 to May 31, 2010, this results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial
Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth Fund Class C, Sentinel Government Securities Fund Class C, Sentinel Growth
Leaders Fund Class C, Sentinel Mid Cap Fund Class C (formerly known as Sentinel Mid Cap Growth Fund Class C prior to March 30, 2010), Sentinel Sustainable Core Opportunities
Fund Class A and Sentinel Sustainable Growth Opportunities Fund Class A.

These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $2,119,914 for the six months ended May 31, 2010. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $53,661 after allowances of $384,631 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,681,622 to other investment dealers. During this same period, the distributor advised the Funds that it received $38,854 in contingent deferred sales charges from certain redemptions of Class A shares, $30,943 in contingent deferred sales charges from redemptions of Class B shares, $60,124 in contingent deferred sales charges from redemptions of Class C shares, $4,189 in contingent deferred sales charges from redemptions of Class D shares and no contingent deferred sales charges from redemptions of Class I or S shares.

Each Director who is not an affiliate of SAMI receives an annual fee of $59,000 from the Company. The Lead Independent Director is paid an additional $16,000 annual fee. The chairs of each of the Audit and Governance Committees is paid an annual fee of $6,000. Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

Directors’ and Chief Compliance Officer’s fees and expenses for the six months ended May 31, 2010 were $402,610.

Pursuant to an Administration Agreement with Sentinel Administrative Services, Inc. (“SASI”, a subsidiary of SAMI), the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Funds are responsible for all charges of outside pricing services and other out-of-
pocket expenses incurred by SASI in connection with the performance of its duties under the Administrative Agreement.

Pursuant to a Transfer and Dividend Disbursing Agent Agreement with SASI, the Funds receive transfer agency services and pay SASI an annual fee of $2,657,831, plus an amount equal to an annual rate of $15 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,657,831 is subject to inflationary increases under certain circumstances, subject to approval by the Company’s Board of Directors. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets.

Fees paid to SASI under the provisions of the Administration and Transfer and Dividend Disbursing Agreements for the six months ended May 31, 2010 were $3,922,579.

As of May 31, 2010, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	6.3%
Capital Growth - C	3.8%
Capital Growth - I	5.7%
Government Securities - C	0.2%
Growth Leaders - C	1.8%
Growth Leaders - I	90.2%
International Equity - I	2.2%
Mid Cap* - C	4.0%
Mid Cap* - I	3.2%
Short Maturity Government - A	0.0%**
Sustainable Core Opportunities – A	0.2%
Sustainable Growth Opportunities – A	0.4%
*Name change. Formerly known as Sentinel Mid Cap Growth Fund.
**Ownership percentage represents less than 0.05%.
                                                                                                                                                                                71

Notes to Financial Statements
(Continued)

(4) Investment Transactions:
Purchases and sales of investment securities (excluding short term obligations) for the six months ended May 31, 2010 were as follows:
	Purchases of Other
	than U.S.	Purchases of U.S.	Sales of Other than	Sales of U.S.
	Government Direct	Government Direct	U.S. Government	Government Direct
	and Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$ 22,202,044	$ 141,031,268	$ 18,305,619	$ 144,248,908
Capital Growth	22,082,960	–	17,161,273	–
Common Stock	93,397,366	–	82,092,964	–
Conservative Allocation	11,479,535	110,843,438	12,362,776	108,657,491
Georgia Municipal Bond	4,042,660	–	5,125,284	–
Government Securities	–	1,839,715,761	–	1,900,500,400
Growth Leaders	7,604,242	–	7,651,384	–
International Equity	13,439,084	–	19,288,252	–
Mid Cap*	17,542,285	–	22,591,394	–
Mid Cap Value	40,112,525	–	48,358,797	–
Short Maturity Government	–	1,434,173,091	–	529,325,412
Small Company	358,041,383	–	374,869,181	–
Sustainable Core
Opportunities	9,531,810	–	17,256,707	–
Sustainable Growth
Opportunities	7,728,077	–	11,451,500	–
*Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.

At November 30, 2009, the Company had tax basis capital losses which may be used to offset future capital gains as follows:
		Expiring on
Sentinel Fund		11/30
Balanced	$115,195	2016

Capital Growth	$ 546,534	2010
	549,435	2012
	1,810,397	2013
Total	$2,906,366**

Conservative Allocation	$ 176,203	2013
	1,635,338	2015
	7,603,027	2016
	2,411,807	2017
Total	$11,826,375**

Government Securities Fund	$ 438,112	2012
	900,616	2013
	$1,338,728**

Growth Leaders	$ 2,169,844	2016
	3,416,540	2017
Total	$ 5,586,384

International Equity	$10,595,857	2010
	1,350,365	2016
	12,566,879	2017
$24,513,101**

Mid Cap*	$15,188,965	2010
	6,025,527	2016
	15,760,707	2017
$36,975,199

Mid Cap Value	$ 2,612,757	2016
	40,910,470	2017
$43,523,227

Short Maturity Government	$ 1,372,649	2010
	9,464,512	2011
	5,073,636	2012
	4,694,622	2013
	4,202,997	2014
	916,192	2015
	505,428	2016
	2,065,072	2017
Total	$28,295,108

72

			Notes to Financial Statements
				(Continued)

Small Company	$ 4,209,225	2016	(5) Fund Shares:
	147,725,747	2017	At May 31, 2010, 2.94 billion shares of one cent par value were authorized as follows:
	$151,934,972
				Authorized
Sustainable Core Opportunities	$15,917,378	2014	Class A Shares	Shares
	20,754,251	2016	Balanced	40,000,000
	9,656,295	2017	Capital Growth	40,000,000
	$46,327,924		Common Stock	75,000,000
			Conservative Allocation	20,000,000
			Government Securities	90,000,000
Sustainable Growth Opportunities	$ 3,462,058	2011	Growth Leaders	20,000,000
	15,274,962	2016	International Equity	20,000,000
	14,734,712	2017	Mid Cap*	45,000,000
	$33,471,732		Mid Cap Value	40,000,000
			Short Maturity Government	150,000,000
			Small Company	300,000,000
*Name change. Formerly known as Sentinel Mid Cap Growth Fund.			Sustainable Core Opportunities	40,000,000
**Utilization of these losses in future years may be limited under Federal tax laws.			Sustainable Growth Opportunities	40,000,000
				920,000,000
During the year ended November 30, 2009, the Funds utilized capital losses as follows:			Class B Shares
			Balanced	20,000,000
	Capital Losses		Common Stock	20,000,000
Sentinel Fund	Utilized		Conservative Allocation	10,000,000
Balanced	$2,345,056		Small Company	40,000,000
Capital Growth	5,217,915			90,000,000
Common Stock	156,072		Class C Shares
Government Securities	3,174,518		Balanced	10,000,000
			Capital Growth	40,000,000
It is unlikely that a capital gains distribution will be paid to shareholders of the Funds			Common Stock	10,000,000
until net gains have been realized in excess of such capital loss carry forwards or the			Conservative Allocation	10,000,000
carry forwards expire. The following Funds had capital loss carry forwards expire last			Government Securities	20,000,000
fiscal year:			Growth Leaders	20,000,000
It is unlikely that a capital gains distribution will be paid to shareholders of the Funds un			International Equity	10,000,000
expire. The following Funds had capital loss carry forwards expire last fiscal year:			Mid Cap*	30,000,000
			Mid Cap Value	40,000,000
	Capital Losses		Small Company	50,000,000
Sentinel Fund	Expired			240,000,000
Capital Growth	$ 263,215		Class D Shares
Conservative Allocation	2,122,093		Balanced	20,000,000
International Equity	223,381		Class I Shares
Sustainable Core Opportunities	1,743,787		Balanced	40,000,000
Sustainable Growth Opportunities	36,170,306		Capital Growth	40,000,000
			Common Stock	40,000,000
			Georgia Municipal Bond	40,000,000
			Government Securities	40,000,000
			Growth Leaders	40,000,000
			International Equity	40,000,000
			Mid Cap*	40,000,000
			Mid Cap Value	40,000,000
			Small Company	170,000,000
			Sustainable Core Opportunities	40,000,000
			Sustainable Growth Opportunities	40,000,000
				610,000,000
			Class S Shares
			Short Maturity Government	500,000,000

			Total Allocated Shares	2,380,000,000
			Unallocated Shares	560,000,000
			*Name change. Formerly known as Sentinel Mid Cap Growth Fund.
                                                                                                                                                                          73

Notes to Financial Statements
(Continued)

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.
			Shares Issued in		Net Increase
		Shares Issued in Fund	Reinvestment of Dividends		(Decrease) in
Sentinel Fund	Shares Sold	Reorganizations	and Distributions	Shares Reacquired	Shares Outstanding
Six Months Ended May 31, 2010
(Unaudited)
Balanced – A	885,061	–	91,286	1,197,594	(221,247)
Balanced – B	1,660	–	410	99,682	(97,612)
Balanced – C	157,365	–	2,060	78,377	81,048
Balanced – D	1,471	–	287	69,825	(68,067)
Balanced – I	13,896	–	1,162	10,043	5,015
Capital Growth – A	340,438	–	12,711	654,983	(301,834)
Capital Growth – C	13,989	–	–	9,490	4,499
Capital Growth – I	8,569	–	361	11,629	(2,699)
Common Stock – A	1,109,401	–	73,470	1,914,487	(731,616)
Common Stock – B	3,687	–	–	94,745	(91,058)
Common Stock – C	207,834	–	–	82,071	125,763
Common Stock – I	982,866	–	14,589	894,798	102,657
Conservative Allocation – A	1,323,655	–	61,639	1,239,057	146,237
Conservative Allocation – B	12,095	–	2,226	278,558	(264,237)
Conservative Allocation – C	640,800	–	9,689	176,067	474,422
Georgia Municipal Bond – A	–	–	273	–	273
Georgia Municipal Bond – A*	–	–	–	12,494	(12,494)
Georgia Municipal Bond – I	82,804	12,194 *	954	174,947	(78,995)
Government Securities – A	10,277,693	–	1,759,285	14,884,450	(2,847,472)
Government Securities – C	1,588,233	–	122,684	1,237,426	473,491
Government Securities – I	901,119	–	120,545	2,999,759	(1,978,095)
Growth Leaders – A	437,226	–	1,669	500,558	(61,663)
Growth Leaders – C	29,431	–	–	33,759	(4,328)
Growth Leaders – I	7,281	–	4	998	6,287
International Equity – A	591,336	145,554 ^	95,472	880,463	(48,101)
International Equity – B	200	–	–	35,735	(35,535)
International Equity – B^	–	–	–	149,810	(149,810)
International Equity – C	28,019	–	–	36,002	(7,983)
International Equity – I	62,881	–	6,389	54,322	14,948
Mid Cap** – A	298,856	179,492 ^^	–	535,540	(57,192)
Mid Cap** – B	2,096	–	–	34,577	(32,481)
Mid Cap** – B^^	–	–	–	207,965	(207,965)
Mid Cap** – C	18,705	–	–	20,803	(2,098)
Mid Cap** – I	21,795	–	–	24,788	(2,993)
Mid Cap Value – A	808,906	–	–	1,360,181	(551,275)
Mid Cap Value – C	80,942	–	–	211,646	(130,704)
Mid Cap Value – I	632,592	–	–	763,096	(130,504)
Short Maturity Government - A	55,622,576	–	1,057,033	35,722,551	20,957,058
Short Maturity Government - S	129,574,719	–	1,581,821	53,088,600	78,067,940
Small Company – A	18,917,072	–	–	29,818,519	(10,901,447)
Small Company – B	7,353	–	–	2,689,940	(2,682,587)
Small Company – C	1,631,342	–	–	2,610,456	(979,114)
Small Company – I	20,567,478	–	–	25,211,286	(4,643,808)
Sustainable Core
Opportunities – A	325,879	–	49,983	1,160,440	(784,578)
Sustainable Core
Opportunities – I	172,374	–	7,394	283,633	(103,865)
Sustainable Growth
Opportunities – A	207,037	–	–	717,992	(510,955)
Sustainable Growth
Opportunities – I	5,335	–	–	10,924	(5,589)
*All outstanding shares of the Sentinel Georgia Municipal Bond Fund Class A were converted into Sentinel Georgia Municipal Bond Fund Class I shares following the close of business on January 15, 2010.
**Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
^All outstanding shares of the Sentinel International Equity Fund Class B were converted into Sentinel International Equity Fund Class A shares following the close of business on March
19, 2010.
^^All outstanding shares of the Sentinel Mid Cap Fund Class B were converted into Sentinel Mid Cap Fund Class A shares following the close of business on March 19, 2010.

74

			Notes to Financial Statements
					(Continued)

			Shares Issued in		Net Increase
		Shares Issued in Fund	Reinvestment of Dividends		(Decrease) in
Sentinel Fund	Shares Sold	Reorganizations	and Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2009
Balanced – A	1,915,286	–	263,809	2,539,563	(360,468)
Balanced – B	19,160	–	4,516	277,233	(253,557)
Balanced – C	366,127	–	5,567	163,075	208,619
Balanced – D	786	–	4,483	280,852	(275,583)
Balanced – I	29,719	–	4,287	27,751	6,255
Capital Growth – A	796,764	–	11,868	1,442,783	(634,151)
Capital Growth – C	35,433	–	–	34,346	1,087
Capital Growth – I	30,733	–	1,083	36,976	(5,160)
Common Stock – A	3,373,358	–	266,462	4,483,986	(844,166)
Common Stock – B	20,412	–	315	287,170	(266,443)
Common Stock – C	287,716	–	1,371	229,318	59,769
Common Stock – I	3,245,722	–	33,644	2,165,247	1,114,119
Conservative Allocation – A	2,324,496	–	161,217	2,459,242	26,471
Conservative Allocation – B	83,560	–	18,738	830,465	(728,167)
Conservative Allocation – C	670,545	–	25,287	306,859	388,973
Georgia Municipal Bond – A	557	–	2,327	107,618	(104,734)
Georgia Municipal Bond – I	286,893	–	286	595,269	(308,090)
Government Securities – A	37,107,624	–	1,516,430	21,553,533	17,070,521
Government Securities – C	5,538,880	–	62,661	951,173	4,650,368
Government Securities – I	4,762,957	–	92,085	5,993,886	(1,138,844)
Growth Leaders – A	1,747,758	–	–	1,043,448	704,310
Growth Leaders – C	106,388	–	–	70,877	35,511
Growth Leaders – I	24,331	–	–	210,305	(185,974)
International Equity – A	1,326,569	–	185,733	2,186,976	(674,674)
International Equity – B	8,595	–	–	133,946	(125,351)
International Equity – C	44,879	–	307	114,786	(69,600)
International Equity – I	105,279	–	12,139	121,684	(4,266)
Mid Cap** – A	532,773	–	–	1,571,519	(1,038,746)
Mid Cap** – B	3,638	–	–	156,630	(152,992)
Mid Cap** – C	31,950	–	–	61,569	(29,619)
Mid Cap** – I	67,554	–	–	78,702	(11,148)
Mid Cap Value – A	2,929,405	–	30,450	3,872,824	(912,969)
Mid Cap Value – C	341,715	–	–	565,122	(223,407)
Mid Cap Value – I	1,494,393	–	46,760	2,783,311	(1,242,158)
Short Maturity Government - A	85,821,670	–	1,277,288	23,564,748	63,534,210
Short Maturity Government - S	125,981,841	–	768,873	15,585,569	111,165,145
Small Company – A	79,182,828	–	–	55,228,930	23,953,898
Small Company – B	84,575	–	–	5,868,030	(5,783,455)
Small Company – C	8,386,889	–	–	6,115,110	2,271,779
Small Company – I	83,684,070	–	–	12,349,365	71,334,705
Sustainable Core
Opportunities – A	795,846	37,943 *	87,789	2,672,953	(1,751,375)
Sustainable Core
Opportunities – C	488	–	–	–	488
Sustainable Core
Opportunities – C*	–	–	–	39,541	(39,541)
Sustainable Core
Opportunities – I	236,316	–	10,298	539,848	(293,234)
Sustainable Growth
Opportunities*** – A	516,705	30,967 ^	607,893	1,608,228	(452,663)
Sustainable Growth
Opportunities*** – C	990	–	128	–	1,118
Sustainable Growth
Opportunities*** – C^	–	–	–	32,471	(32,471)
Sustainable Growth
Opportunities*** – I	17,153	–	6,374	27,969	(4,442)
*All outstanding shares of the Sentinel Sustainable Core Opportunities Fund Class C were converted into Sentinel Sustainable Core Opportunities Fund Class A shares following the close of business on July 31, 2009.
**Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
***Name change. Formerly known as Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
^All outstanding shares of the Sentinel Sustainable Growth Opportunities Fund Class C were converted into Sentinel Sustainable Growth Opportunities Fund Class A shares following the close of business on July 31, 2009.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

                                                                                                                                                                                                75

Notes to Financial Statements
(Continued)

SEC approved “Fair Fund” regulatory settlements have been included in net proceeds from sales of shares in the statement of changes in net assets.
Settlements for the six months ended May 31, 2010 were as follows:
Sentinel Fund	Class A	Class B	Class C	Class I	Total
Government Securities	$ 14,702	$ -	$ 1,790	$ 2,314	$ 18,806
International Equity	1,445,743	24,637	34,981	76,925	1,582,286
Small Company	60,979	1,500	9,163	34,814	106,456
Sustainable Growth Opportunities	8,913	-	-	96	9,009

Settlements for the fiscal year ended November 30, 2009 were as follows:
Sentinel Fund	Class A	Class B	Class C	Class I	Class S	Total
Conservative Allocation	$ 819	$ 109	$ 155	$ -	$ -	$ 1,083
Government Securities	9,078	-	762	1,797	-	11,637
International Equity	347,011	8,019	9,628	18,072	-	382,730
Mid Cap*	246,597	11,208	7,984	17,897	-	283,686
Short Maturity Government	2,974	-	-	-	2,085	5,059
Sustainable Core Opportunities	67,193	-	14	4,630	-	71,837
Sustainable Growth Opportunities**	1,601	-	5	19	-	1,625
*Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
**Name change. Formerly known as Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

(6) Post Retirement Benefits:
Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. At May 31, 2010 the projected obligation for such benefits had been accrued.
The total liability as of May 31, 2010 is as follows:

Sentinel Fund
Balanced – A	$ 35,807
Common Stock – A	183,336
Government Securities – A	28,044
Mid Cap* – A	24,959
*Name change. Formerly known as Sentinel Mid Cap Growth Fund.

(7) Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) Subsequent Events:
Effective June 30, 2010, Stacey Ho was named co-manager of the Sentinel International Equity Fund.

Effective July 1, 2010, Sentinel has contractually agreed to reimburse certain expenses paid by each of the Class I shares of Sentinel Balanced Fund, Sentinel Capital Growth Fund and
Sentinel Sustainable Growth Opportunities Fund to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of each Fund. This agreement will continue through March 30, 2011 and may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Funds.

As of the open of business on August 2, 2010, the following changes to the sales charge structure for the Class A shares of the Sentinel Government Securities Fund will become effective: (1) the maximum initial sales charge will be lowered to 2.25%; (2) the minimum purchase amount not subject to an initial sales charge will be reduced from $1,000,000 to
$500,000; and (3) the contingent deferred sales charge (“CDSC”) period applicable to redemptions of Class A in cases where Sentinel Financial Services Company compensates a financial intermediary for sales not subject to an initial sales charge will be changed from 18 months to 12 months. Shares acquired prior to August 2, 2010 and subject to an 18 month
CDSC period at the time of purchase will continue to be subject to a 1% CDSC for 18 months from the date of purchase.

Effective September 10, 2010, the Class B shares of the Sentinel Balanced Fund will be closed to exchanges into the Fund and current shareholders will have their shares automatically converted to Class A shares of the Sentinel Balanced Fund on the basis of relative net asset value per share of the two classes without the imposition of any sales load, fee or other charge.

Effective September 10, 2010, the Class B shares of the Sentinel Conservative Allocation Fund will be closed to exchanges into the Fund and current shareholders will have their shares automatically converted to Class A shares of the Sentinel Conservative Allocation Fund on the basis of relative net asset value per share of the two classes without the imposition of any sales load, fee or other charge.

76

Actual and Hypothetical Expenses for Comparison Purposes
(Unaudited)

Example		Recurring Fees for Services for Employee Benefit Plans
As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:		The Sentinel Destinations platform offers participant record keeping services to
(1) transaction costs, including sales charges (loads) on purchase payments;		employer-sponsored retirement plans such as 401(k), pension or profit sharing plans.
redemption fees; and exchange fees; and (2) ongoing costs, including management		Plans using the Sentinel Destinations platform will be subject to additional fees for the
fees; distribution and service (12b-1) fees; and other Fund expenses. The example for		services provided. Contact your financial advisor or Sentinel Administrative Services,
each share class is intended to help you understand your ongoing costs (in dollars) of		Inc. for more information regarding Sentinel Destinations.
investing in the Funds and to compare these costs with the ongoing costs of investing
in other mutual funds.		Hypothetical Example for Comparison Purposes
The second line of each share class entry in the table beginning on the next page
Each example is based on an investment of $1,000 invested at the beginning of the		provides information about hypothetical account values and hypothetical expenses
period and held for the entire period from 12/01/09 through 05/31/10.		based on the actual expense ratio of the share class and an assumed rate of return of
5% per year before expenses, which is not the actual return of the share class. The
Actual Expenses		hypothetical account values and expenses may not be used to estimate the actual
The first line of each share class entry in the table beginning on the next page		ending account balance or expenses you paid for the period. You may use this
provides information about actual account values and actual expenses. You may use		information to compare the ongoing costs of investing in a specific Sentinel Fund
the information in this line, together with the amount you invested, to estimate the		share class to other funds. To do so, compare this 5% hypothetical example with the
expenses that you paid over the period. Simply divide your account value by $1,000		5% hypothetical examples that appear in the shareholder reports of the other funds.
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the		As with actual account values and expenses, the hypothetical account values and
result by the number in the first line under the heading entitled “Expenses Paid from		expenses shown in the table do not reflect any of the recurring fees outlined above. If
12/01/09 through 05/31/10” to estimate the expenses you paid on your account during		your account is subject to such fees, then the hypothetical account values at the end
this period.		of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other
Certain Account Fees and Minimum Account Size		funds.
Certain participant accounts are subject to the following recurring annual fees that are
not included in the expenses shown in the table. If your account was subject to these		Please note that the expenses shown in the table are meant to highlight your ongoing
fees, then the actual account values at the end of the period would be lower and the		costs only and do not reflect any transactional costs, such as sales charges (loads) or
actual expenses for the period would be higher. Due to the expense of maintaining		redemption fees. Therefore, the second line of the table is useful in comparing ongoing
accounts with small balances, we reserve the right to charge an annual maintenance		costs only, and will not help you determine the relative total costs of owning different
fee of up to $25 to any account that has a current value less than $1,000 and that has		funds. In addition, if these transactional costs were included, your costs would have
been open for at least 24 months. This fee will be deducted automatically from each		been higher.
participant account in June of each year unless it is prepaid.

Miscellaneous Recurring Fees
Retirement Custodial Accounts
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
                                                                                                                                                                                           77

Expenses

(Unaudited)
Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the financial statements and related notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/09
Sentinel Fund	Fund Class	Description	Percentage	12/01/09	05/31/10	Ratio	through 05/31/10*
Balanced
	A Shares	Actual	0.13	$1,000.00	$1,001.35	1.18	$5.89
		Hypothetical+	1.91	1,000.00	1,019.05	1.18	5.94
	B Shares	Actual	-0.48	1,000.00	995.21	2.50	12.44
		Hypothetical+	1.25	1,000.00	1,012.47	2.50	12.54
	C Shares	Actual	-0.25	1,000.00	997.52	2.04	10.16
		Hypothetical+	1.48	1,000.00	1,014.76	2.04	10.25
	D Shares	Actual	-0.47	1,000.00	995.31	2.51	12.49
		Hypothetical+	1.24	1,000.00	1,012.42	2.51	12.59
	I Shares	Actual	0.21	1,000.00	1,002.06	1.14	5.69
		Hypothetical+	1.93	1,000.00	1,019.25	1.14	5.74
Capital Growth
	A Shares	Actual	-1.87	1,000.00	981.31	1.37	6.77
		Hypothetical+	1.81	1,000.00	1,018.10	1.37	6.89
	C Shares	Actual	-2.74	1,000.00	972.63	3.09	15.20
		Hypothetical+	0.95	1,000.00	1,009.52	3.09	15.48
	I Shares	Actual	-1.92	1,000.00	980.82	1.35	6.67
		Hypothetical+	1.82	1,000.00	1,018.20	1.35	6.79
Common Stock
	A Shares	Actual	-1.02	1,000.00	989.78	1.18	5.85
		Hypothetical+	1.91	1,000.00	1,019.05	1.18	5.94
	B Shares	Actual	-1.82	1,000.00	981.84	2.76	13.64
		Hypothetical+	1.12	1,000.00	1,011.17	2.76	13.84
	C Shares	Actual	-1.44	1,000.00	985.61	2.10	10.40
		Hypothetical+	1.45	1,000.00	1,014.46	2.10	10.55
	I Shares	Actual	-0.86	1,000.00	991.36	0.85	4.22
		Hypothetical+	2.07	1,000.00	1,020.69	0.85	4.28
Conservative Allocation
	A Shares	Actual	0.45	1,000.00	1,004.48	1.18	5.90
		Hypothetical+	1.91	1,000.00	1,019.05	1.18	5.94
	B Shares	Actual	-0.06	1,000.00	999.40	2.24	11.17
		Hypothetical+	1.38	1,000.00	1,013.76	2.24	11.25
	C Shares	Actual	0.02	1,000.00	1,000.22	1.98	9.87
		Hypothetical+	1.51	1,000.00	1,015.06	1.98	9.95
Georgia Municipal Bond
	I Shares	Actual	1.59	1,000.00	1,015.91	0.74	3.72
		Hypothetical+	2.12	1,000.00	1,021.24	0.74	3.73
Government Securities
	A Shares	Actual	1.71	1,000.00	1,017.07	0.86	4.32
		Hypothetical+	2.06	1,000.00	1,020.64	0.86	4.33
	C Shares	Actual	1.35	1,000.00	1,013.50	1.64	8.23
		Hypothetical+	1.68	1,000.00	1,016.75	1.64	8.25
	I Shares	Actual	1.83	1,000.00	1,018.30	0.65	3.27
		Hypothetical+	2.17	1,000.00	1,021.69	0.65	3.28
Growth Leaders
	A Shares	Actual	-4.22	1,000.00	957.80	1.63	7.96
		Hypothetical+	1.68	1,000.00	1,016.80	1.63	8.20
	C Shares	Actual	-5.05	1,000.00	949.45	3.29	15.99
		Hypothetical+	0.85	1,000.00	1,008.53	3.29	16.47
	I Shares	Actual	-4.20	1,000.00	958.04	1.49	7.27
		Hypothetical+	1.75	1,000.00	1,017.50	1.49	7.49
International Equity
	A Shares	Actual	-7.13	1,000.00	928.68	1.49	7.16
		Hypothetical+	1.75	1,000.00	1,017.50	1.49	7.49
	C Shares	Actual	-7.88	1,000.00	921.23	3.04	14.56
		Hypothetical+	0.98	1,000.00	1,009.77	3.04	15.23
	I Shares	Actual	-6.97	1,000.00	930.31	1.09	5.25
		Hypothetical+	1.95	1,000.00	1,019.50	1.09	5.49

78

						Expenses
							(Continued)

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/09
Sentinel Fund	Fund Class	Description	Percentage	12/01/09	05/31/10	Ratio	through 05/31/10*
Mid Cap**
	A Shares	Actual	7.95	$1,000.00	$1,079.49	1.56	$8.09
		Hypothetical+	1.72	1,000.00	1,017.15	1.56	7.85
	C Shares	Actual	6.91	1,000.00	1,069.14	3.51	18.11
		Hypothetical+	0.74	1,000.00	1,007.43	3.51	17.57
	I Shares	Actual	8.18	1,000.00	1,081.80	1.11	5.76
		Hypothetical+	1.94	1,000.00	1,019.40	1.11	5.59
Mid Cap Value
	A Shares	Actual	4.42	1,000.00	1,044.19	1.53	7.80
		Hypothetical+	1.73	1,000.00	1,017.30	1.53	7.70
	C Shares	Actual	4.00	1,000.00	1,040.00	2.21	11.24
		Hypothetical+	1.39	1,000.00	1,013.91	2.21	11.10
	I Shares	Actual	4.67	1,000.00	1,046.73	0.96	4.90
		Hypothetical+	2.01	1,000.00	1,020.14	0.96	4.84
Short Maturity Government
	A Shares	Actual	0.94	1,000.00	1,009.44	0.87	4.36
		Hypothetical+	2.06	1,000.00	1,020.59	0.87	4.38
	S Shares	Actual	0.75	1,000.00	1,007.48	1.28	6.41
		Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
Small Company
	A Shares	Actual	10.25	1,000.00	1,102.52	1.19	6.24
		Hypothetical+	1.90	1,000.00	1,019.00	1.19	5.99
	B Shares	Actual	9.73	1,000.00	1,097.25	2.21	11.56
		Hypothetical+	1.39	1,000.00	1,013.91	2.21	11.10
	C Shares	Actual	9.80	1,000.00	1,097.97	1.96	10.25
		Hypothetical+	1.52	1,000.00	1,015.16	1.96	9.85
	I Shares	Actual	10.63	1,000.00	1,106.31	0.73	3.83
		Hypothetical+	2.13	1,000.00	1,021.29	0.73	3.68
Sustainable Core Opportunities
	A Shares	Actual	-0.33	1,000.00	996.70	1.35	6.72
		Hypothetical+	1.82	1,000.00	1,018.20	1.35	6.79
	I Shares	Actual	-0.22	1,000.00	997.78	1.00	4.98
		Hypothetical+	2.00	1,000.00	1,019.95	1.00	5.04
Sustainable Growth Opportunities
	A Shares	Actual	7.56	1,000.00	1,075.57	1.45	7.50
		Hypothetical+	1.77	1,000.00	1,017.70	1.45	7.29
	I Shares	Actual	6.94	1,000.00	1,069.37	2.68	13.83
		Hypothetical+	1.16	1,000.00	1,011.57	2.68	13.44

*Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**Name change. Formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010.
+ Hypothetical assumes a 5.00% annual return less expenses for the period.

							79

Directors

There are nine Directors of Sentinel Group Funds, Inc. Their names and other information about the seven independent Directors of Sentinel Group Funds, Inc. are set forth below.
Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s
Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Deborah G. Miller (60)	Director, since 1995;	Enterprise Catalyst Group (a management consulting firm ) - Chief	Libby Glass – Director, since
National Life Drive	Governance, Contracts &	Executive Officer, since 2003; Ascendent Systems (a voice and	2003; Wittenberg University –
Montpelier, VT 05604	Nominating Committee Chair,	messaging systems company) - Chief Executive Officer, from 2005	Director, since 1998
	since March 2009	to 2007
John Raisian, Ph.D. (60)	Director, since 1996	Hoover Institution at Stanford University – Director and Senior	None
Hoover Institution		Fellow, since 1986
Stanford University
Serra and Galvez Streets
Stanford, CA 94305-6010
Nancy L. Rose (51)	Director, since 2003	Massachusetts Institute of Technology – Professor of Economics,	CRA International, Inc. (a
National Life Drive		since 1985; National Bureau of Economic Research – Director of	consulting firm) – Director,
Montpelier, VT 05604		Industrial Organization Research Program, since 1990; Whitehead	since 2004
Institute for Biomedical Research – Director, since 2009
Richard H. Showalter (62)	Director, since 2003; Lead	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from	None
National Life Drive	Independent Director, since 2005	2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer,
Montpelier, VT 05604		from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice
President and Chief Financial Officer, from 1985 to 2008; Mary
Hitchcock Memorial Hospital -Senior Vice President and Chief
Financial Officer from 1985 to 2007; Dartmouth-Hitchcock Clinic -
Senior Vice President and Chief Financial Officer from 1999 to
2007
Susan M. Sterne (64)	Director, since 1990; Audit,	Economic Analysis Associates, Inc. – President, since 1979	None
5 Glen Court	Compliance & Pricing Committee
Greenwich, CT 06830	Chair, since 2007
Angela E. Vallot (53)	Director, since 1996;	VallotKarp Consulting – President, since 2004	Marymount Manhattan
370 Riverside Drive	Governance, Contracts &		College - Trustee, since 2004
Apt. 15E	Nominating Committee Chair,
New York, NY 10025	from 2004 to March 2009
Patanjali Varadarajan (48)	Director, since 2008	The Daily Beast – National Affairs Correspondent, since 2009;	None
National Life Drive		Forbes – Editor, from 2008 to 2009; New York University –
Montpelier, VT 05604		Professor, since 2007; Hoover Institution – Research Fellow, since
2007; The Wall Street Journal – Editor, from 2000 to 2007

* Each Director serves until his or her successor is duly elected and qualified, or until his or her death, resignation, or removal. The Board has a policy that at the March meeting of the
Board after a Director attains the age of 72, such Director shall resign. The Directors are responsible for the oversight of the 14 Funds currently comprising Sentinel Group Funds, Inc.

80

Officers

The names of and other information relating to the two Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the
Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Thomas H. MacLeay (60)	Chair and Director, since	National Life Holding Company (a mutual insurance company) and National	None
National Life Drive	2003; Chief Executive	Life - Chairman of the Board, since 2002; President and Chief Executive
Montpelier, VT 05604	Officer, from 2003 to 2005	Officer, from 2002 to 2008; NLV Financial Corporation - Chairman, since
2002; President and Chief Executive Officer, from 2002 to 2008; Sentinel
Variable Products Trust - Chairman, from 2004 to 2008; Chief Executive
Officer, from 2004 to 2005

Christian W. Thwaites (52)	President, Chief Executive	Advisor – President & Chief Executive Officer, since 2005; National Life –	None
National Life Drive	Officer and Director, since	Executive Vice President, since 2005; Sentinel Variable Products Trust –
Montpelier, VT 05604	2005	President and Chief Executive Officer, since 2005; Sentinel Financial
Services Company (“SFSC”) – Chief Executive Officer, since 2005;
President, from 2005 to 2006; Sentinel Administrative Services, Inc. (“SASI”)
– President & Chief Executive Officer, since 2005; Sentinel Advisors
Company (“SAC”) and Sentinel Administrative Services Company (“SASC”) –
President & Chief Executive Officer, from 2005 to 2006; Skandia Global
Funds - Chief Executive Officer, from 1996 to 2004
John Birch (60)	Chief Financial Officer,	Advisor – Chief Operating Officer, since 2005; SASI – Chief Operating	N/A
National Life Drive	since 2008	Officer, since 2006; SASC – Chief Operating Officer, from 2005 to 2006;
Montpelier, VT 05604		State Street Bank, Luxembourg – Head of Transfer Agency, from 2004 to
2005
Thomas P. Malone (54)	Vice President and	SASI– Vice President, since 2006; Sentinel Variable Products Trust – Vice	N/A
National Life Drive	Treasurer, since 1997	President and Treasurer, since 2000; SASC – Vice President, from 1998 to
Montpelier, VT 05604		2006
John K. Landy (50)	Vice President, since 2002	SASI – Senior Vice President, since 2006; Sentinel Variable Products Trust –	N/A
National Life Drive		Vice President, since 2004; SASC – Senior Vice President, from 2004 to
Montpelier, VT 05604		2006; Vice President, from 1997 to 2004
Scott G. Wheeler (45)	Assistant Vice President	SASI – Vice President, since 2007; Assistant Vice President, from 2006 to	N/A
National Life Drive	and Assistant Treasurer,	2007; Sentinel Variable Products Trust – Assistant Vice President and
Montpelier, VT 05604	since 1998	Assistant Treasurer, since 2004; SASC – Assistant Vice President, from
1998 to 2006
Lisa F. Muller (43)	Secretary,	National Life – Counsel, since 2008; Sentinel Variable Products Trust –	N/A
National Life Drive	since 2008	Secretary, since 2008; State of Vermont, Department of Banking and
Montpelier, VT 05604		Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and
Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S.
District Court N.D. Illinois – Clerk, from 2002 to 2004
D. Russell Morgan (54)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable Life	N/A
National Life Drive	since 2004; Secretary, from	Insurance Account – Chief Compliance Officer, since 2004; Sentinel Variable
Montpelier, VT 05604	1988 to 2005	Products Trust – Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005; National Life – Assistant General Counsel, from 2001 to 2005;
Equity Services, Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC
– Counsel, from 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.
                                                                                                                                                                                                            81

Investment Adviser	Portfolio Proxy Voting Guidelines and Voting Record
Sentinel Asset Management, Inc.	Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities
Principal Underwriter	during the most recent 12-month period ended June 30th, are
Sentinel Financial Services Company	available without charge online at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).
Counsel
Sidley Austin LLP	Availability of Quarterly Schedule of Investments
Each Fund files its complete schedule of portfolio holdings with
Custodian and Dividend Paying Agent	the Securities and Exchange Commission for the first and third
State Street Bank & Trust Company - Kansas City	quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be
Transfer Agent, Shareholder Servicing Agent	reviewed and copied at the SEC’s Public Reference Room in
and Administrator	Washington, D.C. (Call 1-800-SEC-0330 for more information.)
Sentinel Administrative Services, Inc.

82

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                                                                                                        83

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.
Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and
Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive,
Montpelier, VT 05604, 800.282.3863, www.sentinelinvestments.com.

The Essential Elements of Investing®
At Sentinel Investments, we are defined by
our family of core, foundation strategies and
more than 75 years of quiet leadership.

Our philosophy, our investment process and
our fund solutions are guided by three essential
elements of investing:

A focus on core strategies
Discipline in our decisions and process
Dedication to stewardship

ITEM 2. CODE OF ETHICS
Not applicable to this semi-annual report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to this semi-annual report.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to this semi-annual report.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
The complete schedule of investments is included in Item 1 of this Form
N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.
ITEM 11. CONTROLS AND PROCEDURES
The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.
There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal
Financial Officer pursuant to Rule 30a-2 under the Investment Company
Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

By: /s/ John Birch
--------------------------
John Birch,
Chief Financial Officer

Date: August 9, 2010